                             GOLD TRACK PROSPECTUS
This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio-- Service Class 2
  Dynamic Capital Appreciation Portfolio-- Service Class 2
  Equity-Income Portfolio-- Initial Class
  Mid Cap Portfolio-- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Enterprise Portfolio

  Global Research Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio-- Class I ClearBridge Variable All Cap Value Portfolio-- Class I ClearBridge Variable Large Cap Growth Portfolio-- Class I ClearBridge Variable Large Cap Value Portfolio-- Class I ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable High Income Portfolio

MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio-- Class C
  American Funds(R) Growth Allocation Portfolio-- Class C
  American Funds(R) Moderate Allocation Portfolio-- Class C
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A

  ClearBridge Aggressive Growth Portfolio-- Class B

  Harris Oakmark International Portfolio-- Class A
  Invesco Small Cap Growth Portfolio-- Class A
  Janus Forty Portfolio-- Class A

  JPMorgan Small Cap Value Portfolio-- Class A


  Loomis Sayles Global Markets Portfolio-- Class A
  Lord Abbett Bond Debenture Portfolio-- Class A
  Lord Abbett Mid Cap Value Portfolio-- Class B
  MetLife Aggressive Strategy Portfolio-- Class B
  MFS(R) Emerging Markets Equity Portfolio-- Class A
  MFS(R) Research International Portfolio-- Class B

  Oppenheimer Global Equity Portfolio-- Class A

  PIMCO Inflation Protected Bond Portfolio-- Class A
  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  T. Rowe Price Large Cap Value Portfolio-- Class B
  Third Avenue Small Cap Value Portfolio-- Class B
METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A
  BlackRock Bond Income Portfolio-- Class A
  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Diversified Portfolio-- Class A

  BlackRock Large Cap Value Portfolio-- Class B

  BlackRock Money Market Portfolio-- Class E
  Davis Venture Value Portfolio-- Class A

  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class A
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Large Cap Growth Portfolio-- Class B
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   14
The Annuity Contract..........................................   14
  Civil Unions................................................   15
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments-- Section 403(b) Plans....................   16
  Accumulation Units..........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   22
Charges and Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   23
  Free Withdrawal Allowance...................................   24
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   26
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   28
Access to Your Money..........................................   29
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   30
  Types of Ownership..........................................   30
  Contract Owner..............................................   30
  Beneficiary.................................................   30
  Abandoned Property Requirements.............................   31
  Annuitant...................................................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   31
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   33
  Total Control Account.......................................   33
The Annuity Period............................................   33
  Maturity Date...............................................   33
  Variable Annuity............................................   34
  Fixed Annuity...............................................   34
  Election of Options.........................................   34
  Retired Life Certificate....................................   35


                                                                PAGE
                                                               -----
  Allocation of Cash Value During the Annuity Period..........   35
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Contract Exchanges..........................................   38
  Contract Value..............................................   38
  Suspension of Payments......................................   38
  Misstatement................................................   38
  Funding Options.............................................   38
The Separate Account..........................................   39
  Performance Information.....................................   39
Federal Tax Considerations....................................   40
  General.....................................................   40
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options...............   41
  Separate Account Charges....................................   41
  Qualified Contracts-- Generally.............................   42
  Tax Sheltered Annuities (TSA) (ERISA and non-ERISA) -
    403(b)....................................................   44
  457(b) Plans................................................   46
  403(a)......................................................   46
  KEOGH.......................................................   46
  401(k)......................................................   47
  Non-Qualified Annuities.....................................   47
  Puerto Rico Tax Considerations..............................   50
Other Information.............................................   53
  The Insurance Company.......................................   53
  Financial Statements........................................   53
  Distribution of the Contracts...............................   53
  Conformity with State and Federal Laws......................   55
  Voting Rights...............................................   55
  Contract Modification.......................................   56
  Postponement of Payment (the "Emergency
    Procedure")...............................................   56
  Restrictions on Financial Transactions......................   56
  Legal Proceedings...........................................   56
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway Ste. 200,
West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


ADMINISTRATIVE CHARGES


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)....... $15

                                    AND / OR


FUNDING OPTION ADMINISTRATIVE CHARGE(As a percentage of amounts allocated to the Funding
 Options under allocated Contracts)..................................................... 0.10%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES(3)
(As a percentage of average daily net assets of the Separate Account)


MORTALITY AND EXPENSE RISK FEES(4)........ 1.20%


(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. -Rowe Price Large Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio-- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio- Class E of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio-- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.53%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........    0.56%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio--
  Service Class 2.................................    0.56%     0.25%            0.26%
 Equity-Income Portfolio-- Initial Class..........    0.46%       --             0.10%
 High Income Portfolio-- Initial Class+...........    0.56%       --             0.12%
 Mid Cap Portfolio-- Service Class 2..............    0.56%     0.25%            0.09%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................       --            0.81%            --           0.81%
 American Funds Growth Fund.......................       --            0.60%            --           0.60%
 American Funds Growth-Income Fund................       --            0.54%            --           0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........       --            0.89%            --           0.89%
 Dynamic Capital Appreciation Portfolio--
  Service Class 2.................................       --            1.07%            --           1.07%
 Equity-Income Portfolio-- Initial Class..........       --            0.56%            --           0.56%
 High Income Portfolio-- Initial Class+...........       --            0.68%            --           0.68%
 Mid Cap Portfolio-- Service Class 2..............       --            0.90%            --           0.90%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund...........................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
 Global Research Portfolio.......................    0.49%     0.25%            0.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%       --             0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio-- Class C............................    0.06%     0.55%            0.01%
 American Funds(R) Growth Allocation
  Portfolio-- Class C............................    0.07%     0.55%            0.01%
 American Funds(R) Moderate Allocation
  Portfolio-- Class C............................    0.06%     0.55%            0.01%
 BlackRock High Yield Portfolio-- Class A........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A........................................    0.60%       --             0.06%
 ClearBridge Aggressive Growth Portfolio--
  Class B........................................    0.61%     0.25%            0.03%
 Harris Oakmark International Portfolio--
  Class A........................................    0.77%       --             0.06%
 Invesco Small Cap Growth Portfolio--
  Class A........................................    0.85%       --             0.02%
 Janus Forty Portfolio-- Class A.................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio--
  Class A........................................    0.78%       --             0.06%
 Loomis Sayles Global Markets Portfolio--
  Class A........................................    0.70%       --             0.09%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................    0.09%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A........................................    0.91%       --             0.16%
 MFS(R) Research International Portfolio--
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+...........................    0.65%     0.25%            0.07%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund...........................................   --                1.60%        --               1.60%
 Templeton Foreign Securities Fund...............   --                1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................   --                0.94%        --               0.94%
 Global Research Portfolio.......................   --                0.80%        --               0.80%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................   --                0.93%      0.00%              0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................   --                0.72%      0.00%              0.72%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio-- Class C............................ 0.38%               1.00%        --               1.00%
 American Funds(R) Growth Allocation
  Portfolio-- Class C............................ 0.38%               1.01%        --               1.01%
 American Funds(R) Moderate Allocation
  Portfolio-- Class C............................ 0.37%               0.99%        --               0.99%
 BlackRock High Yield Portfolio-- Class A........ 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio--
  Class E........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio--
  Class A........................................   --                0.66%        --               0.66%
 ClearBridge Aggressive Growth Portfolio--
  Class B........................................   --                0.89%        --               0.89%
 Harris Oakmark International Portfolio--
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Small Cap Growth Portfolio--
  Class A........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio-- Class A.................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio--
  Class A........................................   --                0.84%      0.09%              0.75%
 Loomis Sayles Global Markets Portfolio--
  Class A........................................   --                0.79%        --               0.79%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................   --                0.54%        --               0.54%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................ 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................ 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A........................................   --                1.07%      0.02%              1.05%
 MFS(R) Research International Portfolio--
  Class B........................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+...........................   --                0.97%      0.01%              0.96%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio--
  Class A.........................................    0.67%       --           0.09%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................    0.47%       --           0.11%
 PIMCO Total Return Portfolio-- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio-- Class A.................    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio--
  Class A.........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Diversified Portfolio-- Class A........    0.46%       --           0.07%
 BlackRock Large Cap Value Portfolio--
  Class B.........................................    0.63%     0.25%          0.03%
 BlackRock Money Market Portfolio--
  Class E.........................................    0.33%     0.15%          0.02%
 Davis Venture Value Portfolio-- Class A..........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class A..............    0.61%       --           0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................    0.49%     0.25%          0.06%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............    0.47%       --           0.03%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Oppenheimer Global Equity Portfolio--
  Class A.........................................   --                0.76%      0.02%              0.74%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio-- Class B...........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio-- Class A.................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio--
  Class A.........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio-- Class A........   --                0.53%        --               0.53%
 BlackRock Large Cap Value Portfolio--
  Class B.........................................   --                0.91%      0.03%              0.88%
 BlackRock Money Market Portfolio--
  Class E.........................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio-- Class A..........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class A..............   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............   --                0.50%      0.02%              0.48%



+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.





EXAMPLE 1 -- Maximum Expense With Contingent Dferred Sales Charge
                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $809    $1,394    $2,050     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  997    $1,387     $2,011     $178      $547    $  937    $2,011







EXAMPLE 2 -- Maximum Expense With Surrender Charge
                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $809    $1,304    $1,870     $3,345     $309      $944    $1,600    $3,345
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  907    $1,207     $2,011     $178      $547    $  937    $2,011


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered annuity ERISA Plan.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate

Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.


PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS-- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund

Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.





              FUNDING OPTION                        INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio-- Service         Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation              Seeks capital appreciation.             Fidelity Management & Research
 Portfolio-- Service Class 2                                                      Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio-- Initial         Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.
High Income Portfolio-- Initial Class+    Seeks a high level of current income,   Fidelity Management & Research
                                          while also considering growth of        Company
                                          capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio-- Service Class 2       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Templeton Developing Markets              Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund         Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio                 Seeks long-term growth of capital.      Janus Capital Management LLC

            FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                    LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable All Cap Value     Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                   Current income is a secondary           LLC
                                       consideration.                          Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                    LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                   Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                    LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
Legg Mason Investment Counsel          Seeks capital appreciation and          Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.     LLC
                                                                               Subadviser: Legg Mason Investment
                                                                               Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income     Seeks high current income as its        Legg Mason Partners Fund Advisor,
 Portfolio                             primary objective and capital           LLC
                                       appreciation as its secondary           Subadvisers: Western Asset
                                       objective.                              Management Company; Western
                                                                               Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced             Seeks a balance between a high level    MetLife Advisers, LLC
 Allocation Portfolio-- Class C        of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio-- Class C
American Funds(R) Moderate             Seeks a high total return in the form   MetLife Advisers, LLC
 Allocation Portfolio-- Class C        of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio--       Seeks to maximize total return,         MetLife Advisers, LLC
 Class A                               consistent with income generation       Subadviser: BlackRock Financial
                                       and prudent investment management.      Management, Inc.
BlackRock Large Cap Core               Seeks long-term capital growth.         MetLife Advisers, LLC
 Portfolio-- Class E                                                           Subadviser: BlackRock Advisors, LLC

             FUNDING OPTION                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ----------------------------------------- -------------------------------------
Clarion Global Real Estate Portfolio--   Seeks total return through investment     MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current     LLC
                                         income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                               Subadviser: ClearBridge Investments,
                                                                                   LLC
Harris Oakmark International             Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio-- Class A                                                               Subadviser: Harris Associates L.P.
Invesco Small Cap Growth                 Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio-- Class A                                                               Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                   Subadviser: Janus Capital
                                                                                   Management LLC
JPMorgan Small Cap Value                 Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class A                                                               Subadviser: J.P. Morgan Investment
                                                                                   Management Inc.
Loomis Sayles Global Markets             Seeks high total investment return        MetLife Advisers, LLC
 Portfolio-- Class A                     through a combination of capital          Subadviser: Loomis, Sayles &
                                         appreciation and income.                  Company, L.P.
Lord Abbett Bond Debenture               Seeks high current income and the         MetLife Advisers, LLC
 Portfolio-- Class A                     opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                         to produce a high total return.
Lord Abbett Mid Cap Value                Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio-- Class B                     investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                         securities, which are believed to be
                                         undervalued in the marketplace.
MetLife Aggressive Strategy              Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio-- Class B
MFS(R) Emerging Markets Equity           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A                                                               Subadviser: Massachusetts Financial
                                                                                   Services Company
MFS(R) Research International            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                               Subadviser: Massachusetts Financial
                                                                                   Services Company
Morgan Stanley Mid Cap Growth            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B+                                                              Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
Oppenheimer Global Equity                Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A                                                               Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond           Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio-- Class A                     consistent with preservation of capital   Subadviser: Pacific Investment
                                         and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio--           Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                 consistent with the preservation of       Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
Pioneer Fund Portfolio-- Class A         Seeks reasonable income and capital       MetLife Advisers, LLC
                                         growth.                                   Subadviser: Pioneer Investment
                                                                                   Management, Inc.

            FUNDING OPTION                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class B                                                            Subadviser: Third Avenue
                                                                                Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return         MetLife Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio--      Seeks high total return while            MetLife Advisers, LLC
 Class A                               attempting to limit investment risk      Subadviser: BlackRock Advisors, LLC
                                       and preserve capital.
BlackRock Large Cap Value              Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio--     Seeks a high level of current income     MetLife Advisers, LLC
 Class E                               consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Davis Venture Value Portfolio--        Seeks growth of capital.                 MetLife Advisers, LLC
 Class A                                                                        Subadviser: Davis Selected Advisers,
                                                                                L.P.
Frontier Mid Cap Growth Portfolio--    Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio-- Class A    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Conservative Allocation        Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio-- Class B                   with growth of capital as a secondary
                                       objective.
MetLife Conservative to Moderate       Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio-- Class B        income and growth of capital, with a
                                       greater emphasis on income.
MetLife Moderate Allocation            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio-- Class B                   of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Moderate to Aggressive         Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--        Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Management, LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the     MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio-- Class B                      and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company


+ Not available under all Contracts. Availability depends on Contract issue date.


Certain Funding Options have been subject to a merger, substitution or other charge. Please see "Appendix B-Additional Information Regarding the Underlying Funds".

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;


   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date You make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to " The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen Series Global Research Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio-- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                            NON-QUALIFIED CONTRACTS


                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                   UNLESS...                     APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.

                                                                  MANDATORY
 BEFORE THE MATURITY DATE,      THE COMPANY WILL                 PAYOUT RULES
   UPON THE DEATH OF THE      PAY THE PROCEEDS TO:   UNLESS...      APPLY*
 CONTINGENT BENEFICIARY     No death proceeds are               N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE



Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.


These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -

VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity-- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity-- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.




                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL


Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 457(b), 403(a), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                                 TYPE OF CONTRACT
                                                                 401(K)
                                                               AND KEOGH   403(B) -TSA   457(B)2   403(A)   NON-QUAL
 In a series of substantially equal payments made annually
 (or more frequently) for life or life expectancy (SEPP)          X1           X1          X1       X1         X
 After You die                                                    X            X           X         X         X
 After You become totally disabled (as defined in the Code)       X            X           X         X         X
 To pay deductible medical expenses                               X            X           X         X
 After Separation from service if You are over 55 at time of
 separation1                                                      X            X           X         X
 After December 31, 1999 for IRS levies                           X            X           X         X
 Pursuant to qualified domestic relations orders                  X            X           X         X
 Certain immediate income annuities providing a series of
 substantially equal periodic payments made annually (or
 more frequently) over the specified payment period                                                            X

1. You must be separated from service at the time payments begin.

2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS-- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or


   o the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.



TAX SHELTERED ANNUITIES (TSA) (ERISA AND NON-ERISA) - 403(B)



Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under 403(b) arrangements;

   o Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

   o Occurs after You die, leave Your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

   o Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

   o The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

   o In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   o All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

   o In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

   o Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

   o No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   o If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   o We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS has indicated an intention to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.



SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


457(B) PLANS


457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the
Code).



LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


403(A)


The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.


KEOGH



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


NON-QUALIFIED ANNUITIES


   o Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

   o Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

   o Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.

   o Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

   o Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.

   o Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

   o Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

   o When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.

   o In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.


PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.


PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.

ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



NEW MEDICARE TAX

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified Annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of

   1. the taxpayer's "net investment income," (from non-qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or


   2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs and arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in Item 2.

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income You would receive under this Annuity Contract.



DEATH BENEFITS

The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.


DIVERSIFICATION

In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

   o Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.

   o Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

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

   o Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion gross income test described above.

The following examples illustrated the applicability of the exclusion. An Annuity was bought in 2005 for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.

The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.


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

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity Payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2), 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS

The financial statements for the insurance Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds' shares in connection with the Contract: the American Funds(R) Growth Fund, the American Funds(R) Global Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)....................... 2007   2.217
                                                                              2006   1.931
                                                                              2005   1.855
                                                                              2004   1.687
                                                                              2003   1.322
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.087
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   0.847
                                                                              2005   0.806
                                                                              2004   0.767
                                                                              2003   0.617
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 2008   0.930
                                                                              2007   0.802
                                                                              2006   0.786
                                                                              2005   0.735
                                                                              2004   0.692
                                                                              2003   0.548
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08).................... 2012   1.499
                                                                              2011   1.655
                                                                              2010   1.490
                                                                              2009   1.053
                                                                              2008   1.657
 American Funds Growth Subaccount (Class 2) (4/08)........................... 2012   1.337
                                                                              2011   1.406
                                                                              2010   1.191
                                                                              2009   0.860
                                                                              2008   1.479
 American Funds Growth-Income Subaccount (Class 2) (4/08).................... 2012   1.188
                                                                              2011   1.217
                                                                              2010   1.099
                                                                              2009   0.842
                                                                              2008   1.308
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 2006   2.329
                                                                              2005   1.982
                                                                              2004   1.668
                                                                              2003   1.344
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)..................... 2007   3.090
                                                                              2006   2.346
                                                                              2005   1.845
                                                                              2004   1.485
                                                                              2003   1.046
Delaware VIP Trust



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)....................... 2.342                      --
                                                                              2.217                 391,031
                                                                              1.931                 425,802
                                                                              1.855                 493,699
                                                                              1.687                 520,081
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.168                      --
                                                                              1.087                 347,442
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 0.892                      --
                                                                              0.847                 398,147
                                                                              0.806                 396,007
                                                                              0.767                 329,124
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 0.889                      --
                                                                              0.930                 109,960
                                                                              0.802                 238,818
                                                                              0.786                 164,175
                                                                              0.735                 174,046
                                                                              0.692                 245,721
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08).................... 1.826               2,004,861
                                                                              1.499               3,069,218
                                                                              1.655               2,735,685
                                                                              1.490               1,876,048
                                                                              1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08)........................... 1.567               3,190,950
                                                                              1.337               4,214,472
                                                                              1.406               4,328,492
                                                                              1.191               3,306,607
                                                                              0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08).................... 1.387               1,847,248
                                                                              1.188               2,709,698
                                                                              1.217               2,252,078
                                                                              1.099               1,552,987
                                                                              0.842               1,185,410
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 2.312                      --
                                                                              2.329               3,178,807
                                                                              1.982               3,007,532
                                                                              1.668               3,314,906
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)..................... 3.248                      --
                                                                              3.090                 242,036
                                                                              2.346                  81,085
                                                                              1.845                 101,326
                                                                              1.485                  39,486
Delaware VIP Trust

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.603
                                                                                       2005   2.444
                                                                                       2004   1.871
                                                                                       2003   1.405
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.415
                                                                                       2007   1.329
                                                                                       2006   1.147
                                                                                       2005   1.106
                                                                                       2004   1.059
                                                                                       2003   0.879
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.723
                                                                                       2007   1.949
                                                                                       2006   1.889
                                                                                       2005   1.797
                                                                                       2004   1.623
                                                                                       2003   1.240
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.780
                                                                                       2006   1.669
                                                                                       2005   1.613
                                                                                       2004   1.539
                                                                                       2003   1.312
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2012   1.609
                                                                                       2011   1.665
                                                                                       2010   1.432
                                                                                       2009   1.064
                                                                                       2008   1.867
                                                                                       2007   1.601
                                                                                       2006   1.446
                                                                                       2005   1.247
                                                                                       2004   1.089
                                                                                       2003   0.855
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2012   1.251
                                                                                       2011   1.294
                                                                                       2010   1.104
                                                                                       2009   0.818
                                                                                       2008   1.403
                                                                                       2007   1.322
                                                                                       2006   1.169
                                                                                       2005   0.974
                                                                                       2004   0.968
                                                                                       2003   0.779
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2012   2.024
                                                                                       2011   2.017
                                                                                       2010   1.762
                                                                                       2009   1.362
                                                                                       2008   2.389
                                                                                       2007   2.367
                                                                                       2006   1.981
                                                                                       2005   1.882
                                                                                       2004   1.698
                                                                                       2003   1.311
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.225
                                                                                       2007   1.763
                                                                                       2006   1.660
                                                                                       2005   1.578
                                                                                       2004   1.536
                                                                                       2003   1.163
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2012   1.672
                                                                                       2011   1.617
                                                                                       2010   1.429
                                                                                       2009   0.999
                                                                                       2008   1.339
                                                                                       2007   1.311
                                                                                       2006   1.186
                                                                                       2005   1.161
                                                                                       2004   1.066
                                                                                       2003   0.843



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.432                      --
                                                                                       2.603                 732,600
                                                                                       2.444                 725,473
                                                                                       1.871                 636,474
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.358                      --
                                                                                       1.415                 367,420
                                                                                       1.329                 729,558
                                                                                       1.147                 470,417
                                                                                       1.106                 461,716
                                                                                       1.059                 395,420
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.632                      --
                                                                                       1.723                 854,724
                                                                                       1.949               1,750,689
                                                                                       1.889               1,323,461
                                                                                       1.797               1,353,337
                                                                                       1.623               1,205,447
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.870                      --
                                                                                       1.780                  48,905
                                                                                       1.669                  48,905
                                                                                       1.613                  71,906
                                                                                       1.539                  72,935
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 1.857               4,080,504
                                                                                       1.609               5,678,027
                                                                                       1.665               5,177,190
                                                                                       1.432               4,323,092
                                                                                       1.064               3,733,850
                                                                                       1.867               3,698,163
                                                                                       1.601               8,304,547
                                                                                       1.446               7,103,809
                                                                                       1.247               5,358,276
                                                                                       1.089               4,062,355
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 1.520                  60,314
                                                                                       1.251                  68,707
                                                                                       1.294                 104,921
                                                                                       1.104                 100,461
                                                                                       0.818                  88,755
                                                                                       1.403                  48,915
                                                                                       1.322                 146,543
                                                                                       1.169                  74,681
                                                                                       0.974                  54,968
                                                                                       0.968                  43,877
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2.361                  51,226
                                                                                       2.024                  61,065
                                                                                       2.017                  56,240
                                                                                       1.762                  53,238
                                                                                       1.362                 146,959
                                                                                       2.389                 138,732
                                                                                       2.367                 169,656
                                                                                       1.981                 138,209
                                                                                       1.882                 149,510
                                                                                       1.698                 136,901
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2.048                      --
                                                                                       2.225                 290,247
                                                                                       1.763                 275,368
                                                                                       1.660                 313,797
                                                                                       1.578                 375,289
                                                                                       1.536                 452,503
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 1.899                      --
                                                                                       1.672                   1,867
                                                                                       1.617                  34,927
                                                                                       1.429                  34,927
                                                                                       0.999                  37,512
                                                                                       1.339                  37,524
                                                                                       1.311                  37,524
                                                                                       1.186                  37,524
                                                                                       1.161                  37,524
                                                                                       1.066                  36,607

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   2.234
                                                                                   2011   2.521
                                                                                   2010   1.973
                                                                                   2009   1.420
                                                                                   2008   2.366
                                                                                   2007   2.064
                                                                                   2006   1.847
                                                                                   2005   1.574
                                                                                   2004   1.270
                                                                                   2003   0.924
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2012   2.011
                                                                                   2011   2.404
                                                                                   2010   2.057
                                                                                   2009   1.199
                                                                                   2008   2.550
                                                                                   2007   1.992
                                                                                   2006   1.565
                                                                                   2005   1.235
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2012   1.358
                                                                                   2011   1.528
                                                                                   2010   1.418
                                                                                   2009   1.041
                                                                                   2008   1.757
                                                                                   2007   1.531
                                                                                   2006   1.268
                                                                                   2005   1.158
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.548
                                                                                   2006   2.112
                                                                                   2005   2.046
                                                                                   2004   1.775
                                                                                   2003   1.350
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.187
                                                                                   2005   2.017
                                                                                   2004   1.746
                                                                                   2003   1.324
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   2.088
                                                                                   2005   2.073
                                                                                   2004   1.917
                                                                                   2003   1.494
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 2006   1.164
                                                                                   2005   1.088
                                                                                   2004   1.011
                                                                                   2003   0.894
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2012   1.315
                                                                                   2011   1.345
                                                                                   2010   1.078
                                                                                   2009   0.751
                                                                                   2008   1.346
                                                                                   2007   1.112
                                                                                   2006   0.987
                                                                                   2005   0.887
                                                                                   2004   0.740
                                                                                   2003   0.553
 Janus Aspen Worldwide Subaccount (Service Shares) (5/01)......................... 2012   0.780
                                                                                   2011   0.913
                                                                                   2010   0.795
                                                                                   2009   0.582
                                                                                   2008   1.060
                                                                                   2007   0.976
                                                                                   2006   0.832
                                                                                   2005   0.793
                                                                                   2004   0.763
                                                                                   2003   0.621
Legg Mason Partners Variable Equity Trust



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2.544               1,879,494
                                                                                   2.234               2,584,570
                                                                                   2.521               2,275,753
                                                                                   1.973               1,786,511
                                                                                   1.420               1,535,912
                                                                                   2.366               1,743,249
                                                                                   2.064               5,803,109
                                                                                   1.847               5,046,318
                                                                                   1.574               3,259,665
                                                                                   1.270               1,562,630
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.262                 199,065
                                                                                   2.011                 189,511
                                                                                   2.404                 212,374
                                                                                   2.057                 209,376
                                                                                   1.199                 387,232
                                                                                   2.550                 317,595
                                                                                   1.992                 413,332
                                                                                   1.565                 311,013
                                                                                   1.235                 100,959
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.596                 354,335
                                                                                   1.358                 383,587
                                                                                   1.528                 393,940
                                                                                   1.418                 429,606
                                                                                   1.041                 350,061
                                                                                   1.757                 451,650
                                                                                   1.531               1,114,119
                                                                                   1.268                 640,891
                                                                                   1.158                 272,618
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.706                      --
                                                                                   2.548                 232,359
                                                                                   2.112                 147,663
                                                                                   2.046                 121,205
                                                                                   1.775                 101,995
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.568                      --
                                                                                   2.187                 556,302
                                                                                   2.017                 515,737
                                                                                   1.746                 422,132
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.141                      --
                                                                                   2.088                 487,875
                                                                                   2.073                 457,164
                                                                                   1.917                 500,771
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 1.207                      --
                                                                                   1.164               2,073,047
                                                                                   1.088               2,094,227
                                                                                   1.011               2,007,620
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 1.529                 271,968
                                                                                   1.315                 469,253
                                                                                   1.345                 450,604
                                                                                   1.078                 383,306
                                                                                   0.751                 354,214
                                                                                   1.346                 424,858
                                                                                   1.112                 847,311
                                                                                   0.987                 733,827
                                                                                   0.887                 775,607
                                                                                   0.740                 752,722
 Janus Aspen Worldwide Subaccount (Service Shares) (5/01)......................... 0.929                  76,860
                                                                                   0.780                  99,145
                                                                                   0.913                  87,463
                                                                                   0.795                 198,279
                                                                                   0.582                 350,259
                                                                                   1.060                 495,129
                                                                                   0.976               1,314,948
                                                                                   0.832               1,293,969
                                                                                   0.793               1,355,881
                                                                                   0.763               1,332,255
Legg Mason Partners Variable Equity Trust

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 2012   1.129
                                                                                   2011   1.108
                                                                                   2010   0.892
                                                                                   2009   0.667
                                                                                   2008   1.126
                                                                                   2007   1.116
                                                                                   2006   1.032
                                                                                   2005   0.930
                                                                                   2004   0.851
                                                                                   2003   0.636
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 2012   1.461
                                                                                   2011   1.362
                                                                                   2010   1.221
                                                                                   2009   0.999
                                                                                   2008   1.547
                                                                                   2007   1.529
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07) 2012   1.145
                                                                                   2011   1.227
                                                                                   2010   1.059
                                                                                   2009   0.824
                                                                                   2008   1.306
                                                                                   2007   1.355
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)......... 2012   1.629
                                                                                   2011   1.649
                                                                                   2010   1.510
                                                                                   2009   1.067
                                                                                   2008   1.712
                                                                                   2007   1.636
                                                                                   2006   1.573
                                                                                   2005   1.504
                                                                                   2004   1.508
                                                                                   2003   1.028
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.865
                                                                                   2011   1.787
                                                                                   2010   1.643
                                                                                   2009   1.327
                                                                                   2008   2.074
                                                                                   2007   2.008
                                                                                   2006   1.709
                                                                                   2005   1.613
                                                                                   2004   1.471
                                                                                   2003   1.118
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 2012   1.437
                                                                                   2011   1.426
                                                                                   2010   1.146
                                                                                   2009   0.807
                                                                                   2008   1.370
                                                                                   2007   1.253
                                                                                   2006   1.117
                                                                                   2005   1.072
                                                                                   2004   0.937
                                                                                   2003   0.633
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96).......................................................................... 2011   1.135
                                                                                   2010   1.101
                                                                                   2009   0.861
                                                                                   2008   1.531
                                                                                   2007   1.449
                                                                                   2006   1.158
                                                                                   2005   1.043
                                                                                   2004   0.890
                                                                                   2003   0.702
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........... 2012   2.048



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 1.332               1,045,273
                                                                                   1.129               1,101,481
                                                                                   1.108               1,195,312
                                                                                   0.892               1,413,503
                                                                                   0.667               1,539,345
                                                                                   1.126               2,013,129
                                                                                   1.116               3,439,553
                                                                                   1.032               1,964,545
                                                                                   0.930               2,160,052
                                                                                   0.851               1,952,183
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 1.658                  52,386
                                                                                   1.461                  28,342
                                                                                   1.362                  29,937
                                                                                   1.221                  21,190
                                                                                   0.999                  19,862
                                                                                   1.547                  17,326
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07) 1.308                 815,069
                                                                                   1.145                 893,033
                                                                                   1.227                 990,582
                                                                                   1.059               1,203,817
                                                                                   0.824               1,249,595
                                                                                   1.306               1,331,029
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)......... 1.948                  82,769
                                                                                   1.629                 166,723
                                                                                   1.649                 154,347
                                                                                   1.510                  74,119
                                                                                   1.067                  93,392
                                                                                   1.712                 138,898
                                                                                   1.636                 243,806
                                                                                   1.573                 289,180
                                                                                   1.504                 366,579
                                                                                   1.508                 238,213
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2.159                 488,434
                                                                                   1.865                 790,456
                                                                                   1.787                 783,808
                                                                                   1.643                 585,486
                                                                                   1.327                 604,312
                                                                                   2.074               1,012,376
                                                                                   2.008                 504,118
                                                                                   1.709                 545,968
                                                                                   1.613                 599,717
                                                                                   1.471                 612,882
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 1.705                 369,677
                                                                                   1.437                 546,075
                                                                                   1.426                 470,162
                                                                                   1.146                 402,831
                                                                                   0.807                 347,536
                                                                                   1.370                 217,352
                                                                                   1.253                 875,141
                                                                                   1.117                 961,768
                                                                                   1.072               1,020,306
                                                                                   0.937                 808,922
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96).......................................................................... 1.226                      --
                                                                                   1.135                  95,905
                                                                                   1.101                  84,537
                                                                                   0.861                  89,068
                                                                                   1.531                 176,856
                                                                                   1.449                 162,942
                                                                                   1.158                 255,434
                                                                                   1.043                 231,552
                                                                                   0.890                 124,783
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........... 2.254                 112,453

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
                                                                             2011   2.061
                                                                             2010   1.849
                                                                             2009   1.514
                                                                             2008   2.036
                                                                             2007   1.847
                                                                             2006   1.726
                                                                             2005   1.663
                                                                             2004   1.575
                                                                             2003   1.230
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 2011   1.061
                                                                             2010   0.977
                                                                             2009   0.837
                                                                             2008   1.069
                                                                             2007   1.061
                                                                             2006   1.025
                                                                             2005   1.007
                                                                             2004   1.002
                                                                             2003   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2012   2.061
                                                                             2011   2.024
                                                                             2010   1.746
                                                                             2009   1.098
                                                                             2008   1.578
                                                                             2007   1.583
                                                                             2006   1.435
                                                                             2005   1.407
                                                                             2004   1.281
                                                                             2003   1.011
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 2010   1.419
                                                                             2009   1.424
                                                                             2008   1.397
                                                                             2007   1.339
                                                                             2006   1.288
                                                                             2005   1.260
                                                                             2004   1.257
                                                                             2003   1.256
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2007   2.230
                                                                             2006   1.899
                                                                             2005   1.836
                                                                             2004   1.706
                                                                             2003   1.234
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2007   1.913
                                                                             2006   1.627
                                                                             2005   1.537
                                                                             2004   1.398
                                                                             2003   1.102
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2006   1.968
                                                                             2005   1.907
                                                                             2004   1.753
                                                                             2003   1.446
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   2.609
                                                                             2007   2.475
                                                                             2006   2.581
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2012   2.033
                                                                             2011   1.993
                                                                             2010   1.725
                                                                             2009   1.178
                                                                             2008   1.561
                                                                             2007   1.593
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 2007   1.446
                                                                             2006   1.357
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 2012   1.260



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
                                                                             2.048                 111,826
                                                                             2.061                 110,723
                                                                             1.849                 123,343
                                                                             1.514                  78,316
                                                                             2.036                 130,963
                                                                             1.847                 401,523
                                                                             1.726                 401,078
                                                                             1.663                 410,937
                                                                             1.575                 404,894
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 1.051                      --
                                                                             1.061                  26,071
                                                                             0.977                  62,855
                                                                             0.837                  59,470
                                                                             1.069                  64,549
                                                                             1.061                  23,302
                                                                             1.025                  77,851
                                                                             1.007                  20,413
                                                                             1.002                   1,000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2.414                  21,055
                                                                             2.061                  32,924
                                                                             2.024                  36,777
                                                                             1.746                  30,623
                                                                             1.098                  46,937
                                                                             1.578                  52,111
                                                                             1.583                  81,352
                                                                             1.435                  62,659
                                                                             1.407                  78,885
                                                                             1.281                  56,803
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 1.416                      --
                                                                             1.419                      58
                                                                             1.424               1,026,538
                                                                             1.397                 238,696
                                                                             1.339                 261,916
                                                                             1.288                  45,638
                                                                             1.260                  35,778
                                                                             1.257                 548,095
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2.347                      --
                                                                             2.230               1,637,520
                                                                             1.899               1,691,857
                                                                             1.836               1,808,280
                                                                             1.706               1,736,717
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2.017                      --
                                                                             1.913               3,257,332
                                                                             1.627               3,231,849
                                                                             1.537               3,173,539
                                                                             1.398               3,033,990
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2.037                      --
                                                                             1.968               3,755,343
                                                                             1.907               3,701,526
                                                                             1.753               3,384,161
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2.522                      --
                                                                             2.609                 467,961
                                                                             2.475               1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2.363                 973,227
                                                                             2.033               1,126,789
                                                                             1.993               1,313,771
                                                                             1.725                 963,309
                                                                             1.178                 822,732
                                                                             1.561                 863,101
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 1.522                      --
                                                                             1.446                 178,204
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 1.421                  36,638

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.265
                                                                                      2010   1.130
                                                                                      2009   0.954
                                                                                      2008   1.531
                                                                                      2007   1.509
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2012   0.883
                                                                                      2011   0.938
                                                                                      2010   0.812
                                                                                      2009   0.604
                                                                                      2008   1.040
                                                                                      2007   1.228
                                                                                      2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/08)............................. 2012   1.108
                                                                                      2011   1.240
                                                                                      2010   1.044
                                                                                      2009   0.813
                                                                                      2008   1.090
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2012   0.984
                                                                                      2011   1.011
                                                                                      2010   0.907
                                                                                      2009   0.705
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2012   0.911
                                                                                      2011   0.962
                                                                                      2010   0.853
                                                                                      2009   0.640
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2012   1.032
                                                                                      2011   1.036
                                                                                      2010   0.948
                                                                                      2009   0.773
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2012   1.717
                                                                                      2011   2.008
                                                                                      2010   1.732
                                                                                      2009   1.121
                                                                                      2008   1.793
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2012   1.328
                                                                                      2011   1.348
                                                                                      2010   1.072
                                                                                      2009   0.804
                                                                                      2008   1.231
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 2012   2.557
                                                                                      2011   2.776
                                                                                      2010   2.546
                                                                                      2009   1.789
                                                                                      2008   3.094
                                                                                      2007   2.386
                                                                                      2006   2.312
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 2012   0.840
                                                                                      2011   0.818
                                                                                      2010   0.665
                                                                                      2009   0.503
                                                                                      2008   0.794
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   1.703
                                                                                      2008   2.292
                                                                                      2007   2.168
                                                                                      2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.696
                                                                                      2010   0.652
                                                                                      2009   0.476
                                                                                      2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 2012   3.296



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.260                  32,311
                                                                                      1.265                 107,948
                                                                                      1.130                   2,953
                                                                                      0.954                  14,770
                                                                                      1.531                 128,068
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.109               1,221,078
                                                                                      0.883               1,353,015
                                                                                      0.938               1,375,066
                                                                                      0.812               1,220,900
                                                                                      0.604               1,101,186
                                                                                      1.040               1,321,364
                                                                                      1.228               2,487,870
 MIST Dreman Small Cap Value Subaccount (Class A) (4/08)............................. 1.273                  27,942
                                                                                      1.108                   3,579
                                                                                      1.240                  17,365
                                                                                      1.044                  30,638
                                                                                      0.813                  36,448
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.110                 239,198
                                                                                      0.984                 199,530
                                                                                      1.011                 135,545
                                                                                      0.907                  48,287
                                                                                      0.705                  42,820
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.051                 243,506
                                                                                      0.911                 207,415
                                                                                      0.962                 137,462
                                                                                      0.853                  53,093
                                                                                      0.640                  18,406
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.137                 188,467
                                                                                      1.032                  88,986
                                                                                      1.036                  58,626
                                                                                      0.948                  24,467
                                                                                      0.773                  20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.210                      --
                                                                                      1.717                      --
                                                                                      2.008                      --
                                                                                      1.732                      --
                                                                                      1.121                      --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 1.565                  23,532
                                                                                      1.328                  14,554
                                                                                      1.348                  31,634
                                                                                      1.072                  34,852
                                                                                      0.804                  31,883
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 3.122               3,624,544
                                                                                      2.557               4,592,561
                                                                                      2.776               4,426,605
                                                                                      2.546               4,099,024
                                                                                      1.789               3,609,955
                                                                                      3.094               3,498,318
                                                                                      2.386               5,027,380
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 0.991                  63,878
                                                                                      0.840                  32,487
                                                                                      0.818                   6,983
                                                                                      0.665                   1,778
                                                                                      0.503                   2,336
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 1.690                      --
                                                                                      1.703               1,040,406
                                                                                      2.292               1,708,065
                                                                                      2.168               4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.742                      --
                                                                                      0.696                  14,550
                                                                                      0.652                  10,962
                                                                                      0.476                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 3.841                  10,178

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   3.358           3.296                   9,132
                                                                          2010   2.760           3.358                   8,250
                                                                          2009   1.969           2.760                   8,766
                                                                          2008   3.253           1.969                 161,441
                                                                          2007   2.688           3.253                 169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   2.302           2.590                  84,506
                                                                          2011   2.209           2.302                  89,531
                                                                          2010   1.964           2.209                 100,445
                                                                          2009   1.441           1.964                 101,707
                                                                          2008   1.776           1.441                 164,857
                                                                          2007   1.673           1.776                 182,051
                                                                          2006   1.585           1.673                 601,988
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/08).............. 2012   1.281           1.460                 155,462
                                                                          2011   1.338           1.281                 159,576
                                                                          2010   1.072           1.338                 184,167
                                                                          2009   0.852           1.072                 186,511
                                                                          2008   1.287           0.852                 162,716
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.651           0.621                      --
                                                                          2008   1.142           0.651                  38,830
                                                                          2007   1.027           1.142                  39,331
                                                                          2006   1.033           1.027                 173,133
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.941           1.092                 444,050
                                                                          2011   1.093           0.941                 373,843
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   3.052           3.613                  81,629
                                                                          2011   3.764           3.052                  95,800
                                                                          2010   3.054           3.764                 111,897
                                                                          2009   1.816           3.054                 216,834
                                                                          2008   4.094           1.816                 208,396
                                                                          2007   3.227           4.094                 165,682
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.240           1.438                 297,984
                                                                          2011   1.397           1.240                 407,878
                                                                          2010   1.262           1.397                 374,668
                                                                          2009   0.965           1.262                 416,642
                                                                          2008   1.684           0.965                 451,543
                                                                          2007   1.593           1.684                 505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2012   2.525           2.650                 429,948
                                                                          2011   2.677           2.525                 527,129
                                                                          2010   2.185           2.677                 496,271
                                                                          2009   1.603           2.185                 514,501
                                                                          2008   2.518           1.603                 445,991
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2012   1.011           1.098                  66,561
                                                                          2011   1.093           1.011                 100,028
                                                                          2010   0.832           1.093                 108,020
                                                                          2009   0.532           0.832                  61,048
                                                                          2008   0.953           0.532                  30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.917           1.034                      --
                                                                          2011   0.932           0.917                 321,699
                                                                          2010   0.855           0.932                 279,044
                                                                          2009   0.597           0.855                 248,181
                                                                          2008   1.059           0.597                 348,272
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2012   1.425           1.549               1,037,515
                                                                          2011   1.286           1.425                 694,688
                                                                          2010   1.198           1.286                 707,526
                                                                          2009   1.018           1.198                 654,510
                                                                          2008   1.133           1.018                 879,320
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.901           2.065               5,255,625
                                                                          2011   1.854           1.901               6,897,380
                                                                          2010   1.724           1.854               5,348,047
                                                                          2009   1.537           1.724               2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.530           1.682                  99,137
                                                                          2011   1.613           1.530                 106,516
                                                                          2010   1.396           1.613                 181,948
                                                                          2009   1.134           1.396                 208,590
                                                                          2008   1.698           1.134                 161,779
                                                                          2007   1.627           1.698                 167,853
                                                                          2006   1.503           1.627                 276,112

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.419
                                                                                  2011   2.348
                                                                                  2010   2.106
                                                                                  2009   1.592
                                                                                  2008   1.794
                                                                                  2007   1.692
                                                                                  2006   1.623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).................. 2012   5.372
                                                                                  2011   5.630
                                                                                  2010   4.840
                                                                                  2009   4.113
                                                                                  2008   6.150
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *................. 2012   1.231
                                                                                  2011   1.360
                                                                                  2010   1.141
                                                                                  2009   0.908
                                                                                  2008   1.302
                                                                                  2007   1.416
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 2007   1.762
                                                                                  2006   1.700
                                                                                  2005   1.675
                                                                                  2004   1.610
                                                                                  2003   1.534
 MetLife Investment International Stock Subaccount (Class I) (10/96)............. 2007   2.000
                                                                                  2006   1.591
                                                                                  2005   1.396
                                                                                  2004   1.223
                                                                                  2003   0.946
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 2007   1.448
                                                                                  2006   1.294
                                                                                  2005   1.221
                                                                                  2004   1.116
                                                                                  2003   0.876
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 2007   1.907
                                                                                  2006   1.688
                                                                                  2005   1.583
                                                                                  2004   1.386
                                                                                  2003   0.974
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   2.302
                                                                                  2011   2.154
                                                                                  2010   2.043
                                                                                  2009   1.954
                                                                                  2008   1.855
                                                                                  2007   1.828
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   1.447
                                                                                  2011   1.503
                                                                                  2010   1.313
                                                                                  2009   0.885
                                                                                  2008   1.641
                                                                                  2007   1.371
                                                                                  2006   1.395
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.903
                                                                                  2011   1.797
                                                                                  2010   1.669
                                                                                  2009   1.534
                                                                                  2008   1.597
                                                                                  2007   1.512
                                                                                  2006   1.446
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   1.852
                                                                                  2011   1.795
                                                                                  2010   1.647
                                                                                  2009   1.412
                                                                                  2008   1.889
                                                                                  2007   1.862
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 2012   1.200



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2.684                 538,851
                                                                                  2.419                 684,209
                                                                                  2.348                 714,453
                                                                                  2.106                 586,022
                                                                                  1.592                 323,848
                                                                                  1.794                 190,481
                                                                                  1.692                 327,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).................. 6.299                      --
                                                                                  5.372                      --
                                                                                  5.630                      --
                                                                                  4.840                      --
                                                                                  4.113                      --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *................. 1.443               1,230,951
                                                                                  1.231               1,680,695
                                                                                  1.360               1,755,586
                                                                                  1.141               1,622,276
                                                                                  0.908               1,412,540
                                                                                  1.302               1,323,664
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 1.830                      --
                                                                                  1.762               1,089,845
                                                                                  1.700                 764,679
                                                                                  1.675                 742,031
                                                                                  1.610                 662,519
 MetLife Investment International Stock Subaccount (Class I) (10/96)............. 2.159                      --
                                                                                  2.000               1,663,353
                                                                                  1.591               1,025,647
                                                                                  1.396               1,014,954
                                                                                  1.223                 777,156
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 1.521                      --
                                                                                  1.448               1,450,173
                                                                                  1.294                 779,759
                                                                                  1.221                 702,789
                                                                                  1.116                 597,887
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 1.916                      --
                                                                                  1.907               1,380,843
                                                                                  1.688               1,192,206
                                                                                  1.583               1,129,046
                                                                                  1.386                 883,563
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2.377                 564,487
                                                                                  2.302               1,164,754
                                                                                  2.154                 924,433
                                                                                  2.043                 841,340
                                                                                  1.954                 809,872
                                                                                  1.855                 799,904
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 1.595                  58,097
                                                                                  1.447                  55,452
                                                                                  1.503                  78,418
                                                                                  1.313                  87,510
                                                                                  0.885                 166,185
                                                                                  1.641                 185,965
                                                                                  1.371                 370,903
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2.035                 615,261
                                                                                  1.903                 860,094
                                                                                  1.797                 701,280
                                                                                  1.669                 385,373
                                                                                  1.534                 367,198
                                                                                  1.597                 361,988
                                                                                  1.512                 426,709
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2.068                 768,061
                                                                                  1.852               1,093,351
                                                                                  1.795               1,182,794
                                                                                  1.647               1,273,020
                                                                                  1.412                  37,614
                                                                                  1.889                  37,628
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 1.360                 686,276

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   1.183
                                                                                     2010   1.093
                                                                                     2009   0.990
                                                                                     2008   1.443
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.190
                                                                                     2011   1.315
                                                                                     2010   1.104
                                                                                     2009   0.871
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08).................. 2009   2.238
                                                                                     2008   3.441
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.402
                                                                                     2011   1.411
                                                                                     2010   1.416
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 2009   0.655
                                                                                     2008   1.102
                                                                                     2007   1.156
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.172
                                                                                     2011   1.228
                                                                                     2010   1.103
                                                                                     2009   0.841
                                                                                     2008   1.353
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.810
                                                                                     2008   1.476
                                                                                     2007   1.429
                                                                                     2006   1.400
 MSF FI Value Leaders Subaccount (Class D) (4/08)................................... 2012   1.382
                                                                                     2011   1.483
                                                                                     2010   1.304
                                                                                     2009   1.078
                                                                                     2008   1.647
 MSF Jennison Growth Subaccount (Class A) (4/12).................................... 2012   1.030
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.909
                                                                                     2011   0.913
                                                                                     2010   0.825
                                                                                     2009   0.595
                                                                                     2008   0.892
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)...................... 2011   1.008
                                                                                     2010   0.877
                                                                                     2009   0.671
                                                                                     2008   1.133
                                                                                     2007   1.104
                                                                                     2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06).................... 2012   1.270
                                                                                     2011   1.237
                                                                                     2010   1.131
                                                                                     2009   0.944
                                                                                     2008   1.109
                                                                                     2007   1.057
                                                                                     2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)........ 2012   1.195
                                                                                     2011   1.190
                                                                                     2010   1.073
                                                                                     2009   0.873
                                                                                     2008   1.120
                                                                                     2007   1.075
                                                                                     2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)........................ 2012   1.115
                                                                                     2011   1.137
                                                                                     2010   1.011
                                                                                     2009   0.804
                                                                                     2008   1.133
                                                                                     2007   1.092
                                                                                     2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06).......... 2012   1.034



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.200                 622,195
                                                                                     1.183                 577,571
                                                                                     1.093                 553,093
                                                                                     0.990                  57,091
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 1.353               1,020,932
                                                                                     1.190               1,624,034
                                                                                     1.315               1,335,805
                                                                                     1.104                 807,801
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08).................. 2.335                      --
                                                                                     2.238                      --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 1.394                      --
                                                                                     1.402                      --
                                                                                     1.411                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 0.650                      --
                                                                                     0.655                  97,511
                                                                                     1.102                  96,900
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.314                 289,203
                                                                                     1.172                 370,706
                                                                                     1.228                 380,539
                                                                                     1.103                 368,495
                                                                                     0.841                 324,641
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 0.848                      --
                                                                                     0.810                 820,592
                                                                                     1.476                 886,897
                                                                                     1.429               1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/08)................................... 1.589                 761,482
                                                                                     1.382               1,141,787
                                                                                     1.483               1,118,553
                                                                                     1.304                 912,029
                                                                                     1.078                 832,281
 MSF Jennison Growth Subaccount (Class A) (4/12).................................... 0.999                 384,403
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 1.044                      --
                                                                                     0.909                  44,597
                                                                                     0.913                  46,826
                                                                                     0.825                  91,416
                                                                                     0.595                  88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)...................... 1.096                      --
                                                                                     1.008                 652,513
                                                                                     0.877                 452,347
                                                                                     0.671                 353,152
                                                                                     1.133                 184,278
                                                                                     1.104                  68,049
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06).................... 1.378                 276,080
                                                                                     1.270                 105,207
                                                                                     1.237                 335,414
                                                                                     1.131                 230,078
                                                                                     0.944                 159,419
                                                                                     1.109                 116,509
                                                                                     1.057                  42,701
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)........ 1.324                 668,656
                                                                                     1.195                 569,123
                                                                                     1.190                 943,691
                                                                                     1.073                 647,874
                                                                                     0.873                 554,788
                                                                                     1.120                 379,547
                                                                                     1.075                 341,858
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)........................ 1.255               2,473,745
                                                                                     1.115               2,288,618
                                                                                     1.137               2,752,499
                                                                                     1.011               1,815,955
                                                                                     0.804               1,607,447
                                                                                     1.133               1,362,538
                                                                                     1.092                 458,707
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06).......... 1.186               1,409,873

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.081
                                                                                   2010   0.948
                                                                                   2009   0.739
                                                                                   2008   1.146
                                                                                   2007   1.110
                                                                                   2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 2012   2.104
                                                                                   2011   2.078
                                                                                   2010   1.820
                                                                                   2009   1.450
                                                                                   2008   2.319
                                                                                   2007   2.323
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2012   2.367
                                                                                   2011   2.330
                                                                                   2010   2.133
                                                                                   2009   1.813
                                                                                   2008   2.348
                                                                                   2007   2.268
                                                                                   2006   2.107
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2012   1.378
                                                                                   2011   1.374
                                                                                   2010   1.241
                                                                                   2009   1.033
                                                                                   2008   1.540
                                                                                   2007   1.440
                                                                                   2006   1.294
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   1.467
                                                                                   2011   1.687
                                                                                   2010   1.569
                                                                                   2009   1.226
                                                                                   2008   2.130
                                                                                   2007   2.180
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *...................... 2012   0.977
                                                                                   2011   1.071
                                                                                   2010   0.927
                                                                                   2009   0.665
                                                                                   2008   1.122
                                                                                   2007   1.060
                                                                                   2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.896
                                                                                   2011   1.989
                                                                                   2010   1.576
                                                                                   2009   1.258
                                                                                   2008   1.904
                                                                                   2007   1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2012   1.526
                                                                                   2011   1.556
                                                                                   2010   1.341
                                                                                   2009   0.943
                                                                                   2008   1.535
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   2.013
                                                                                   2011   1.996
                                                                                   2010   1.491
                                                                                   2009   1.082
                                                                                   2008   1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290
                                                                                   2006   2.141
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   2.161
                                                                                   2011   2.057
                                                                                   2010   1.953
                                                                                   2009   1.880
                                                                                   2008   1.896
                                                                                   2007   1.825
                                                                                   2006   1.752
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.479



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.034               1,205,580
                                                                                   1.081               2,750,499
                                                                                   0.948               2,516,836
                                                                                   0.739               2,123,002
                                                                                   1.146               2,019,152
                                                                                   1.110                 593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 2.421               2,205,793
                                                                                   2.104               2,985,130
                                                                                   2.078               3,205,205
                                                                                   1.820               3,424,479
                                                                                   1.450               1,173,180
                                                                                   2.319               1,244,922
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.620               2,321,778
                                                                                   2.367               2,608,318
                                                                                   2.330               2,877,524
                                                                                   2.133               2,873,547
                                                                                   1.813               2,878,662
                                                                                   2.348               3,607,412
                                                                                   2.268               6,182,766
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 1.597                 260,281
                                                                                   1.378                 426,155
                                                                                   1.374                 269,028
                                                                                   1.241                 316,110
                                                                                   1.033                 335,922
                                                                                   1.540                 377,227
                                                                                   1.440                 431,997
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.726                 763,665
                                                                                   1.467               1,017,526
                                                                                   1.687               1,053,491
                                                                                   1.569               1,082,312
                                                                                   1.226               1,077,589
                                                                                   2.130               1,116,736
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *...................... 1.180                 504,363
                                                                                   0.977                 485,285
                                                                                   1.071                 547,136
                                                                                   0.927                 523,869
                                                                                   0.665                 733,293
                                                                                   1.122                 925,817
                                                                                   1.060               1,099,185
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.192                 589,600
                                                                                   1.896                 746,055
                                                                                   1.989                 809,535
                                                                                   1.576                 769,787
                                                                                   1.258                 692,763
                                                                                   1.904                 673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 1.800                  19,728
                                                                                   1.526                  17,174
                                                                                   1.556                   6,522
                                                                                   1.341                   2,051
                                                                                   0.943                  18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.319                 518,324
                                                                                   2.013                 661,884
                                                                                   1.996                 600,423
                                                                                   1.491                 593,019
                                                                                   1.082                 683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.385                      --
                                                                                   2.290                 735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.224                 246,951
                                                                                   2.161                 286,013
                                                                                   2.057                 313,579
                                                                                   1.953                 374,483
                                                                                   1.880                 442,793
                                                                                   1.896                 351,999
                                                                                   1.825                 760,014
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.533                      --

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                     2008   1.420           1.479               1,631,914
                                                                     2007   1.313           1.420                 783,061
                                                                     2006   1.272           1.313               2,580,553
                                                                     2005   1.249           1.272               2,017,831
                                                                     2004   1.198           1.249               1,808,655
                                                                     2003   1.148           1.198               1,647,691
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   1.027           0.956                      --
                                                                     2007   0.936           1.027                  75,092
                                                                     2006   0.848           0.936                  69,420
                                                                     2005   0.796           0.848                  67,921
                                                                     2004   0.744           0.796                  71,306
                                                                     2003   0.567           0.744                  55,253
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.474           1.601                      --
                                                                     2006   1.161           1.474               1,359,619
                                                                     2005   1.041           1.161               1,294,451
                                                                     2004   0.901           1.041               1,206,751
                                                                     2003   0.705           0.901               1,247,131
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............. 2007   2.058           2.205                      --
                                                                     2006   1.765           2.058               1,819,487
                                                                     2005   1.659           1.765               1,767,557
                                                                     2004   1.322           1.659               1,856,242
                                                                     2003   0.889           1.322               1,334,080
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.967           1.033                      --
                                                                     2005   0.894           0.967                 156,849
                                                                     2004   0.845           0.894                 145,832
                                                                     2003   0.657           0.845                 105,652
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.483           1.585                      --
                                                                     2005   1.486           1.483                 511,555
                                                                     2004   1.407           1.486                 473,032
                                                                     2003   1.121           1.407                 107,427
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.356           2.581                      --
                                                                     2005   2.108           2.356               2,238,649
                                                                     2004   1.821           2.108               2,198,288
                                                                     2003   1.370           1.821               1,810,988
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.274           1.357                      --
                                                                     2005   1.144           1.274                 180,104
                                                                     2004   0.993           1.144                 157,515
                                                                     2003   0.824           0.993                 118,258
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)................. 2006   1.314           1.395                      --
                                                                     2005   1.283           1.314                 383,071
                                                                     2004   1.131           1.283                 405,733
                                                                     2003   0.830           1.131                 296,557
 Travelers MFS(R) Total Return Subaccount (10/96)................... 2006   2.035           2.107                      --
                                                                     2005   1.988           2.035               3,410,646
                                                                     2004   1.794           1.988               2,807,363
                                                                     2003   1.549           1.794               2,510,455
 Travelers MFS(R) Value Subaccount (5/04)........................... 2006   1.194           1.294                      --
                                                                     2005   1.128           1.194                 115,971
                                                                     2004   1.000           1.128                  75,452
 Travelers Pioneer Fund Subaccount (10/96).......................... 2006   1.412           1.503                      --
                                                                     2005   1.340           1.412                 213,115
                                                                     2004   1.213           1.340                 303,851
                                                                     2003   0.986           1.213                 170,355
 Travelers Pioneer Strategic Income Subaccount (10/96).............. 2006   1.602           1.623                      --
                                                                     2005   1.554           1.602                 218,148
                                                                     2004   1.409           1.554                 144,266
                                                                     2003   1.186           1.409                 135,056
 Travelers Quality Bond Subaccount (9/97)........................... 2006   1.454           1.446                      --
                                                                     2005   1.440           1.454                 325,404
                                                                     2004   1.402           1.440                 316,329
                                                                     2003   1.318           1.402                 283,298
 Travelers Strategic Equity Subaccount (10/96)...................... 2006   1.560           1.633                      --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                 2005   1.538           1.560                622,816
                                                                 2004   1.404           1.538                669,603
                                                                 2003   1.065           1.404                650,708
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.811           1.752                     --
                                                                 2005   1.746           1.811                786,487
                                                                 2004   1.655           1.746                754,697
                                                                 2003   1.621           1.655                645,692
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.593           0.610                     --
                                                                 2008   1.048           0.593                  3,421
                                                                 2007   0.938           1.048                  3,421
                                                                 2006   0.884           0.938                 46,218
                                                                 2005   0.824           0.884                 32,816
                                                                 2004   0.799           0.824                 28,823
                                                                 2003   0.639           0.799                 23,209





                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)....................... 2007   2.063
                                                                              2006   1.810
                                                                              2005   1.751
                                                                              2004   1.604
                                                                              2003   1.266
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.082
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   0.820
                                                                              2005   0.786
                                                                              2004   0.753
                                                                              2003   0.610
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 2008   0.887
                                                                              2007   0.771
                                                                              2006   0.761
                                                                              2005   0.716
                                                                              2004   0.679
                                                                              2003   0.542
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08).................... 2012   1.421
                                                                              2011   1.580
                                                                              2010   1.432
                                                                              2009   1.020
                                                                              2008   1.611
 American Funds Growth Subaccount (Class 2) (4/08)........................... 2012   1.268
                                                                              2011   1.342
                                                                              2010   1.145
                                                                              2009   0.832
                                                                              2008   1.438
 American Funds Growth-Income Subaccount (Class 2) (4/08).................... 2012   1.126
                                                                              2011   1.162
                                                                              2010   1.056
                                                                              2009   0.815
                                                                              2008   1.272
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 2006   2.183
                                                                              2005   1.871
                                                                              2004   1.586
                                                                              2003   1.286
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)..................... 2007   2.918



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)....................... 2.175                      --
                                                                              2.063               2,006,190
                                                                              1.810               2,036,362
                                                                              1.751               2,117,372
                                                                              1.604               1,886,932
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.160                      --
                                                                              1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 0.862                      --
                                                                              0.820                  99,039
                                                                              0.786                  86,354
                                                                              0.753                  62,575
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 0.847                      --
                                                                              0.887                  70,008
                                                                              0.771                  70,659
                                                                              0.761                  63,792
                                                                              0.716                  52,461
                                                                              0.679                  44,736
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08).................... 1.719                  84,267
                                                                              1.421                  85,429
                                                                              1.580                  65,853
                                                                              1.432                  54,642
                                                                              1.020                  45,655
 American Funds Growth Subaccount (Class 2) (4/08)........................... 1.475                 109,157
                                                                              1.268                 129,610
                                                                              1.342                 109,771
                                                                              1.145                  77,057
                                                                              0.832                  55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08).................... 1.305                 155,654
                                                                              1.126                 162,036
                                                                              1.162                 152,334
                                                                              1.056                 118,071
                                                                              0.815                  97,515
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 2.162                      --
                                                                              2.183               1,911,719
                                                                              1.871               2,228,849
                                                                              1.586               2,197,793
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)..................... 3.060                      --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
                                                                                       2006   2.231
                                                                                       2005   1.766
                                                                                       2004   1.432
                                                                                       2003   1.016
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   2.479
                                                                                       2005   2.343
                                                                                       2004   1.807
                                                                                       2003   1.366
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.324
                                                                                       2007   1.253
                                                                                       2006   1.089
                                                                                       2005   1.057
                                                                                       2004   1.020
                                                                                       2003   0.852
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.615
                                                                                       2007   1.839
                                                                                       2006   1.796
                                                                                       2005   1.719
                                                                                       2004   1.564
                                                                                       2003   1.203
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 2007   1.657
                                                                                       2006   1.564
                                                                                       2005   1.523
                                                                                       2004   1.463
                                                                                       2003   1.256
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2012   1.493
                                                                                       2011   1.556
                                                                                       2010   1.348
                                                                                       2009   1.008
                                                                                       2008   1.782
                                                                                       2007   1.539
                                                                                       2006   1.399
                                                                                       2005   1.215
                                                                                       2004   1.069
                                                                                       2003   0.845
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2012   1.161
                                                                                       2011   1.210
                                                                                       2010   1.039
                                                                                       2009   0.775
                                                                                       2008   1.339
                                                                                       2007   1.271
                                                                                       2006   1.131
                                                                                       2005   0.949
                                                                                       2004   0.950
                                                                                       2003   0.770
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2012   1.820
                                                                                       2011   1.826
                                                                                       2010   1.606
                                                                                       2009   1.250
                                                                                       2008   2.208
                                                                                       2007   2.203
                                                                                       2006   1.857
                                                                                       2005   1.777
                                                                                       2004   1.614
                                                                                       2003   1.255
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 2008   2.056
                                                                                       2007   1.641
                                                                                       2006   1.556
                                                                                       2005   1.490
                                                                                       2004   1.460
                                                                                       2003   1.113
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 2012   1.503



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
                                                                                       2.918                  15,151
                                                                                       2.231                   9,868
                                                                                       1.766                   9,802
                                                                                       1.432                   6,414
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 3.246                      --
                                                                                       2.479                  97,716
                                                                                       2.343                 117,011
                                                                                       1.807                  51,297
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.269                      --
                                                                                       1.324                 363,261
                                                                                       1.253                 347,700
                                                                                       1.089                 293,073
                                                                                       1.057                 313,740
                                                                                       1.020                 254,668
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.526                      --
                                                                                       1.615                 164,568
                                                                                       1.839                 196,574
                                                                                       1.796                 209,178
                                                                                       1.719                 308,645
                                                                                       1.564                 260,010
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)..................... 1.736                      --
                                                                                       1.657                 423,048
                                                                                       1.564                 439,178
                                                                                       1.523                 500,491
                                                                                       1.463                 490,597
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 1.711                 120,704
                                                                                       1.493                 133,212
                                                                                       1.556                 209,389
                                                                                       1.348                 214,758
                                                                                       1.008                 282,048
                                                                                       1.782                 288,948
                                                                                       1.539                 234,945
                                                                                       1.399                 133,024
                                                                                       1.215                  80,933
                                                                                       1.069                  42,292
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 1.401                  28,213
                                                                                       1.161                  48,406
                                                                                       1.210                  24,596
                                                                                       1.039                  19,451
                                                                                       0.775                  15,185
                                                                                       1.339                  15,556
                                                                                       1.271                   8,865
                                                                                       1.131                   5,565
                                                                                       0.949                  12,403
                                                                                       0.950                  16,388
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)........................ 2.107                 323,093
                                                                                       1.820                 505,375
                                                                                       1.826                 903,638
                                                                                       1.606               1,021,111
                                                                                       1.250               1,027,207
                                                                                       2.208               1,083,001
                                                                                       2.203               1,286,371
                                                                                       1.857               1,512,625
                                                                                       1.777               1,487,531
                                                                                       1.614               1,360,272
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)............................... 1.889                      --
                                                                                       2.056                 952,149
                                                                                       1.641               1,261,066
                                                                                       1.556               1,277,223
                                                                                       1.490               1,304,854
                                                                                       1.460               1,248,844
 Fidelity VIP High Income Subaccount (Initial Class) (10/96).......................... 1.695                  52,953

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.464
                                                                                   2010   1.303
                                                                                   2009   0.917
                                                                                   2008   1.238
                                                                                   2007   1.220
                                                                                   2006   1.112
                                                                                   2005   1.096
                                                                                   2004   1.014
                                                                                   2003   0.807
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2012   2.074
                                                                                   2011   2.356
                                                                                   2010   1.857
                                                                                   2009   1.346
                                                                                   2008   2.258
                                                                                   2007   1.983
                                                                                   2006   1.788
                                                                                   2005   1.534
                                                                                   2004   1.247
                                                                                   2003   0.914
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2012   1.906
                                                                                   2011   2.295
                                                                                   2010   1.977
                                                                                   2009   1.160
                                                                                   2008   2.486
                                                                                   2007   1.956
                                                                                   2006   1.547
                                                                                   2005   1.230
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2012   1.287
                                                                                   2011   1.459
                                                                                   2010   1.363
                                                                                   2009   1.008
                                                                                   2008   1.712
                                                                                   2007   1.503
                                                                                   2006   1.253
                                                                                   2005   1.153
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2007   2.372
                                                                                   2006   1.980
                                                                                   2005   1.931
                                                                                   2004   1.688
                                                                                   2003   1.292
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   2.050
                                                                                   2005   1.904
                                                                                   2004   1.660
                                                                                   2003   1.268
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2006   1.957
                                                                                   2005   1.957
                                                                                   2004   1.823
                                                                                   2003   1.430
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 2006   1.127
                                                                                   2005   1.060
                                                                                   2004   0.992
                                                                                   2003   0.884
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2012   1.220
                                                                                   2011   1.257
                                                                                   2010   1.015
                                                                                   2009   0.712
                                                                                   2008   1.284
                                                                                   2007   1.069
                                                                                   2006   0.956
                                                                                   2005   0.864
                                                                                   2004   0.727
                                                                                   2003   0.546
 Janus Aspen Worldwide Subaccount (Service Shares) (5/01)......................... 2012   0.724



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.503                 58,445
                                                                                   1.464                 68,416
                                                                                   1.303                 64,998
                                                                                   0.917                 77,680
                                                                                   1.238                 98,762
                                                                                   1.220                 98,035
                                                                                   1.112                 96,394
                                                                                   1.096                168,222
                                                                                   1.014                163,263
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)......................... 2.345                121,079
                                                                                   2.074                126,174
                                                                                   2.356                184,734
                                                                                   1.857                181,117
                                                                                   1.346                162,285
                                                                                   2.258                151,413
                                                                                   1.983                178,427
                                                                                   1.788                182,486
                                                                                   1.534                 90,732
                                                                                   1.247                 55,766
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.129                 22,903
                                                                                   1.906                 54,704
                                                                                   2.295                 53,879
                                                                                   1.977                 50,596
                                                                                   1.160                 49,087
                                                                                   2.486                 53,670
                                                                                   1.956                 59,079
                                                                                   1.547                 18,275
                                                                                   1.230                  5,761
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.502                 29,663
                                                                                   1.287                 86,855
                                                                                   1.459                 90,670
                                                                                   1.363                 78,947
                                                                                   1.008                 74,098
                                                                                   1.712                 54,244
                                                                                   1.503                 61,918
                                                                                   1.253                 43,325
                                                                                   1.153                  6,608
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............ 2.513                     --
                                                                                   2.372                665,934
                                                                                   1.980                709,734
                                                                                   1.931                700,415
                                                                                   1.688                602,756
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2.393                     --
                                                                                   2.050                871,027
                                                                                   1.904                891,046
                                                                                   1.660                841,902
High Yield Bond Trust
 High Yield Bond Trust (10/96).................................................... 2.003                     --
                                                                                   1.957                100,315
                                                                                   1.957                138,305
                                                                                   1.823                110,217
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 1.165                     --
                                                                                   1.127                 81,014
                                                                                   1.060                 65,970
                                                                                   0.992                 53,105
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 1.409                 58,358
                                                                                   1.220                 64,934
                                                                                   1.257                 92,750
                                                                                   1.015                 97,000
                                                                                   0.712                142,443
                                                                                   1.284                129,806
                                                                                   1.069                101,889
                                                                                   0.956                 83,501
                                                                                   0.864                 61,510
                                                                                   0.727                 42,656
 Janus Aspen Worldwide Subaccount (Service Shares) (5/01)......................... 0.856                 49,144

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   0.853
                                                                                   2010   0.748
                                                                                   2009   0.551
                                                                                   2008   1.012
                                                                                   2007   0.938
                                                                                   2006   0.805
                                                                                   2005   0.773
                                                                                   2004   0.749
                                                                                   2003   0.614
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 2012   1.048
                                                                                   2011   1.036
                                                                                   2010   0.839
                                                                                   2009   0.632
                                                                                   2008   1.074
                                                                                   2007   1.072
                                                                                   2006   0.998
                                                                                   2005   0.906
                                                                                   2004   0.835
                                                                                   2003   0.629
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 2012   1.331
                                                                                   2011   1.250
                                                                                   2010   1.128
                                                                                   2009   0.930
                                                                                   2008   1.449
                                                                                   2007   1.440
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07) 2012   1.062
                                                                                   2011   1.147
                                                                                   2010   0.997
                                                                                   2009   0.781
                                                                                   2008   1.247
                                                                                   2007   1.299
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)......... 2012   1.483
                                                                                   2011   1.512
                                                                                   2010   1.395
                                                                                   2009   0.993
                                                                                   2008   1.604
                                                                                   2007   1.543
                                                                                   2006   1.494
                                                                                   2005   1.439
                                                                                   2004   1.452
                                                                                   2003   0.997
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.700
                                                                                   2011   1.641
                                                                                   2010   1.518
                                                                                   2009   1.235
                                                                                   2008   1.944
                                                                                   2007   1.896
                                                                                   2006   1.624
                                                                                   2005   1.544
                                                                                   2004   1.418
                                                                                   2003   1.085
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 2012   1.333
                                                                                   2011   1.332
                                                                                   2010   1.078
                                                                                   2009   0.765
                                                                                   2008   1.307
                                                                                   2007   1.204
                                                                                   2006   1.082
                                                                                   2005   1.045
                                                                                   2004   0.919
                                                                                   2003   0.625
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96).......................................................................... 2011   1.028



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   0.724                 48,590
                                                                                   0.853                 61,176
                                                                                   0.748                107,849
                                                                                   0.551                148,854
                                                                                   1.012                118,666
                                                                                   0.938                 99,991
                                                                                   0.805                 77,901
                                                                                   0.773                 67,791
                                                                                   0.749                 41,629
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 1.228                138,583
                                                                                   1.048                146,999
                                                                                   1.036                138,345
                                                                                   0.839                148,908
                                                                                   0.632                115,021
                                                                                   1.074                100,609
                                                                                   1.072                 63,436
                                                                                   0.998                 52,977
                                                                                   0.906                 39,325
                                                                                   0.835                 24,633
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 1.500                 92,498
                                                                                   1.331                116,186
                                                                                   1.250                 39,025
                                                                                   1.128                 42,471
                                                                                   0.930                 39,244
                                                                                   1.449                 46,869
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07) 1.205                233,310
                                                                                   1.062                238,079
                                                                                   1.147                226,004
                                                                                   0.997                249,234
                                                                                   0.781                254,177
                                                                                   1.247                268,175
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)......... 1.762                 59,038
                                                                                   1.483                 62,707
                                                                                   1.512                 81,645
                                                                                   1.395                 96,714
                                                                                   0.993                 92,139
                                                                                   1.604                 91,748
                                                                                   1.543                 80,092
                                                                                   1.494                 89,255
                                                                                   1.439                120,657
                                                                                   1.452                 92,876
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 1.954                109,620
                                                                                   1.700                121,660
                                                                                   1.641                147,142
                                                                                   1.518                151,067
                                                                                   1.235                157,063
                                                                                   1.944                176,465
                                                                                   1.896                 99,277
                                                                                   1.624                100,824
                                                                                   1.544                105,464
                                                                                   1.418                 92,019
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 1.572                 40,878
                                                                                   1.333                 38,525
                                                                                   1.332                 39,688
                                                                                   1.078                 68,765
                                                                                   0.765                 58,207
                                                                                   1.307                 70,682
                                                                                   1.204                 26,278
                                                                                   1.082                 20,740
                                                                                   1.045                 15,275
                                                                                   0.919                  7,411
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96).......................................................................... 1.107                     --

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
                                                                             2010   1.004
                                                                             2009   0.791
                                                                             2008   1.415
                                                                             2007   1.349
                                                                             2006   1.085
                                                                             2005   0.984
                                                                             2004   0.846
                                                                             2003   0.672
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2012   1.841
                                                                             2011   1.865
                                                                             2010   1.685
                                                                             2009   1.390
                                                                             2008   1.882
                                                                             2007   1.720
                                                                             2006   1.618
                                                                             2005   1.570
                                                                             2004   1.497
                                                                             2003   1.177
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 2011   1.008
                                                                             2010   0.935
                                                                             2009   0.807
                                                                             2008   1.037
                                                                             2007   1.036
                                                                             2006   1.009
                                                                             2005   0.998
                                                                             2004   1.000
                                                                             2003   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2012   1.853
                                                                             2011   1.833
                                                                             2010   1.592
                                                                             2009   1.009
                                                                             2008   1.460
                                                                             2007   1.474
                                                                             2006   1.346
                                                                             2005   1.329
                                                                             2004   1.219
                                                                             2003   0.968
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 2010   1.293
                                                                             2009   1.307
                                                                             2008   1.291
                                                                             2007   1.247
                                                                             2006   1.207
                                                                             2005   1.189
                                                                             2004   1.194
                                                                             2003   1.202
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2007   2.106
                                                                             2006   1.806
                                                                             2005   1.759
                                                                             2004   1.645
                                                                             2003   1.199
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 2007   1.780
                                                                             2006   1.525
                                                                             2005   1.451
                                                                             2004   1.328
                                                                             2003   1.055
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 2006   1.845
                                                                             2005   1.800
                                                                             2004   1.666
                                                                             2003   1.384
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   2.445
                                                                             2007   2.335
                                                                             2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2012   1.841



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
                                                                             1.028                120,547
                                                                             1.004                117,401
                                                                             0.791                116,334
                                                                             1.415                108,407
                                                                             1.349                 98,761
                                                                             1.085                127,139
                                                                             0.984                139,310
                                                                             0.846                134,562
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)..... 2.012                314,990
                                                                             1.841                319,925
                                                                             1.865                659,896
                                                                             1.685                680,013
                                                                             1.390                679,310
                                                                             1.882                769,082
                                                                             1.720                757,675
                                                                             1.618                716,575
                                                                             1.570                657,162
                                                                             1.497                527,715
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)..... 0.997                     --
                                                                             1.008                     --
                                                                             0.935                     --
                                                                             0.807                     --
                                                                             1.037                     --
                                                                             1.036                     --
                                                                             1.009                     --
                                                                             0.998                     --
                                                                             1.000                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............... 2.156                 30,343
                                                                             1.853                 28,211
                                                                             1.833                 28,165
                                                                             1.592                 28,625
                                                                             1.009                 25,296
                                                                             1.460                 34,413
                                                                             1.474                 76,861
                                                                             1.346                 77,954
                                                                             1.329                 98,700
                                                                             1.219                 84,977
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).............. 1.288                     --
                                                                             1.293                797,136
                                                                             1.307                721,587
                                                                             1.291                475,987
                                                                             1.247                576,158
                                                                             1.207                568,405
                                                                             1.189                620,598
                                                                             1.194                697,628
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)................................ 2.212                     --
                                                                             2.106                 98,927
                                                                             1.806                112,801
                                                                             1.759                113,026
                                                                             1.645                 95,745
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)................................ 1.873                     --
                                                                             1.780                 96,421
                                                                             1.525                101,024
                                                                             1.451                260,880
                                                                             1.328                279,208
Managed Assets Trust
 Managed Assets Trust (10/96)............................................... 1.906                     --
                                                                             1.845                403,436
                                                                             1.800                550,241
                                                                             1.666                493,913
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2.359                     --
                                                                             2.445                 85,888
                                                                             2.335                 92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................... 2.124                148,831

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.817
                                                                                      2010   1.584
                                                                                      2009   1.089
                                                                                      2008   1.454
                                                                                      2007   1.490
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.365
                                                                                      2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2012   1.148
                                                                                      2011   1.161
                                                                                      2010   1.045
                                                                                      2009   0.888
                                                                                      2008   1.435
                                                                                      2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2012   0.849
                                                                                      2011   0.908
                                                                                      2010   0.791
                                                                                      2009   0.593
                                                                                      2008   1.028
                                                                                      2007   1.223
                                                                                      2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/08)............................. 2012   1.064
                                                                                      2011   1.199
                                                                                      2010   1.016
                                                                                      2009   0.798
                                                                                      2008   1.074
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2012   1.601
                                                                                      2011   1.886
                                                                                      2010   1.637
                                                                                      2009   1.067
                                                                                      2008   1.716
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 2012   1.270
                                                                                      2011   1.297
                                                                                      2010   1.039
                                                                                      2009   0.784
                                                                                      2008   1.207
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 2012   2.299
                                                                                      2011   2.513
                                                                                      2010   2.321
                                                                                      2009   1.642
                                                                                      2008   2.861
                                                                                      2007   2.221
                                                                                      2006   2.162
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   1.563
                                                                                      2008   2.118
                                                                                      2007   2.018
                                                                                      2006   1.906



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.841                 152,276
                                                                                      1.817                 184,386
                                                                                      1.584                 185,304
                                                                                      1.089                 181,264
                                                                                      1.454                 178,313
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.433                      --
                                                                                      1.365                  14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.287                  25,085
                                                                                      1.148                  31,214
                                                                                      1.161                  28,934
                                                                                      1.045                  26,056
                                                                                      0.888                  23,421
                                                                                      1.435                  19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.058                 165,001
                                                                                      0.849                 214,722
                                                                                      0.908                 263,805
                                                                                      0.791                 243,514
                                                                                      0.593                 248,206
                                                                                      1.028                 213,355
                                                                                      1.223                 224,234
 MIST Dreman Small Cap Value Subaccount (Class A) (4/08)............................. 1.214                  11,860
                                                                                      1.064                  12,151
                                                                                      1.199                  12,115
                                                                                      1.016                  10,625
                                                                                      0.798                  10,544
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.074                  41,987
                                                                                      0.959                  25,097
                                                                                      0.992                  75,423
                                                                                      0.896                  66,385
                                                                                      0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.017                  45,760
                                                                                      0.888                  28,125
                                                                                      0.944                  43,396
                                                                                      0.843                  24,672
                                                                                      0.637                   3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.100                  39,818
                                                                                      1.006                  32,628
                                                                                      1.017                  26,388
                                                                                      0.937                  15,010
                                                                                      0.770                     145
 MIST Harris Oakmark International Subaccount (Class A) (4/08)....................... 2.046                      --
                                                                                      1.601                      --
                                                                                      1.886                      --
                                                                                      1.637                      --
                                                                                      1.067                      --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)........................... 1.485                   4,547
                                                                                      1.270                   3,694
                                                                                      1.297                   4,360
                                                                                      1.039                   3,637
                                                                                      0.784                   5,046
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 2.787                 699,447
                                                                                      2.299                 859,758
                                                                                      2.513               1,131,047
                                                                                      2.321               1,277,230
                                                                                      1.642               1,430,148
                                                                                      2.861               1,471,307
                                                                                      2.221               1,604,268
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 0.913                  20,207
                                                                                      0.779                  22,183
                                                                                      0.763                   6,496
                                                                                      0.625                   3,644
                                                                                      0.476                      --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 1.548                      --
                                                                                      1.563                 328,174
                                                                                      2.118                 315,159
                                                                                      2.018                 295,161

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................ 2011   0.671           0.714                      --
                                                                          2010   0.634           0.671                   2,362
                                                                          2009   0.465           0.634                   2,277
                                                                          2008   0.890           0.465                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *......... 2012   2.963           3.429                 315,831
                                                                          2011   3.040           2.963                 406,829
                                                                          2010   2.516           3.040                 494,426
                                                                          2009   1.808           2.516                 570,598
                                                                          2008   3.007           1.808                 617,505
                                                                          2007   2.497           3.007                 680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   2.112           2.359                   7,210
                                                                          2011   2.041           2.112                   8,728
                                                                          2010   1.827           2.041                  15,352
                                                                          2009   1.350           1.827                  12,783
                                                                          2008   1.676           1.350                  14,697
                                                                          2007   1.589           1.676                   9,769
                                                                          2006   1.513           1.589                   9,399
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/08).............. 2012   1.214           1.374                  21,182
                                                                          2011   1.277           1.214                  16,045
                                                                          2010   1.030           1.277                  12,960
                                                                          2009   0.825           1.030                   5,966
                                                                          2008   1.251           0.825                   3,087
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.617           0.587                      --
                                                                          2008   1.090           0.617                  30,150
                                                                          2007   0.987           1.090                  32,511
                                                                          2006   0.997           0.987                  40,412
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.903           1.040                 258,006
                                                                          2011   1.053           0.903                 254,455
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.783           3.272                  13,368
                                                                          2011   3.456           2.783                  11,908
                                                                          2010   2.824           3.456                  15,231
                                                                          2009   1.691           2.824                  12,933
                                                                          2008   3.840           1.691                  17,589
                                                                          2007   3.041           3.840                  17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.151           1.325                  72,131
                                                                          2011   1.306           1.151                  84,500
                                                                          2010   1.187           1.306                  67,115
                                                                          2009   0.914           1.187                  76,705
                                                                          2008   1.607           0.914                  85,883
                                                                          2007   1.527           1.607                  55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2012   2.301           2.398                  75,156
                                                                          2011   2.457           2.301                  75,624
                                                                          2010   2.019           2.457                  83,337
                                                                          2009   1.492           2.019                 100,690
                                                                          2008   2.354           1.492                 100,242
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2012   0.938           1.012                  40,501
                                                                          2011   1.021           0.938                  46,266
                                                                          2010   0.783           1.021                  45,006
                                                                          2009   0.504           0.783                  43,628
                                                                          2008   0.907           0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                          2011   0.870           0.850               1,216,956
                                                                          2010   0.803           0.870               1,393,892
                                                                          2009   0.565           0.803               1,500,889
                                                                          2008   1.007           0.565               1,805,287
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2012   1.364           1.472                   5,411
                                                                          2011   1.240           1.364                   1,650
                                                                          2010   1.163           1.240                   8,354
                                                                          2009   0.995           1.163                   2,466
                                                                          2008   1.112           0.995                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.765           1.903                 342,357
                                                                          2011   1.733           1.765                 380,614
                                                                          2010   1.623           1.733                 382,898
                                                                          2009   1.453           1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.376           1.502                 158,327

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   1.460
                                                                                  2010   1.273
                                                                                  2009   1.041
                                                                                  2008   1.570
                                                                                  2007   1.515
                                                                                  2006   1.406
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.174
                                                                                  2011   2.125
                                                                                  2010   1.920
                                                                                  2009   1.461
                                                                                  2008   1.658
                                                                                  2007   1.576
                                                                                  2006   1.518
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).................. 2012   4.603
                                                                                  2011   4.858
                                                                                  2010   4.206
                                                                                  2009   3.599
                                                                                  2008   5.407
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *................. 2012   1.166
                                                                                  2011   1.298
                                                                                  2010   1.097
                                                                                  2009   0.879
                                                                                  2008   1.269
                                                                                  2007   1.387
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 2007   1.641
                                                                                  2006   1.593
                                                                                  2005   1.581
                                                                                  2004   1.531
                                                                                  2003   1.469
 MetLife Investment International Stock Subaccount (Class I) (10/96)............. 2007   1.862
                                                                                  2006   1.491
                                                                                  2005   1.318
                                                                                  2004   1.162
                                                                                  2003   0.905
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 2007   1.348
                                                                                  2006   1.213
                                                                                  2005   1.152
                                                                                  2004   1.061
                                                                                  2003   0.839
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 2007   1.775
                                                                                  2006   1.582
                                                                                  2005   1.494
                                                                                  2004   1.317
                                                                                  2003   0.933
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   2.069
                                                                                  2011   1.949
                                                                                  2010   1.862
                                                                                  2009   1.794
                                                                                  2008   1.715
                                                                                  2007   1.691
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   1.319
                                                                                  2011   1.380
                                                                                  2010   1.213
                                                                                  2009   0.824
                                                                                  2008   1.538
                                                                                  2007   1.294
                                                                                  2006   1.323
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.723
                                                                                  2011   1.638
                                                                                  2010   1.531
                                                                                  2009   1.417
                                                                                  2008   1.487
                                                                                  2007   1.417
                                                                                  2006   1.361
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   1.664



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.376                168,628
                                                                                  1.460                164,021
                                                                                  1.273                157,246
                                                                                  1.041                 69,902
                                                                                  1.570                 65,572
                                                                                  1.515                 51,249
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2.395                 51,624
                                                                                  2.174                 59,778
                                                                                  2.125                 74,688
                                                                                  1.920                 93,983
                                                                                  1.461                 92,649
                                                                                  1.658                 85,230
                                                                                  1.576                 87,171
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).................. 5.360                     --
                                                                                  4.603                     --
                                                                                  4.858                     --
                                                                                  4.206                     --
                                                                                  3.599                     --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/07) *................. 1.358                113,154
                                                                                  1.166                133,300
                                                                                  1.298                151,085
                                                                                  1.097                143,498
                                                                                  0.879                185,616
                                                                                  1.269                152,474
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 1.693                     --
                                                                                  1.641                144,941
                                                                                  1.593                171,443
                                                                                  1.581                387,341
                                                                                  1.531                307,206
 MetLife Investment International Stock Subaccount (Class I) (10/96)............. 1.998                     --
                                                                                  1.862                 88,285
                                                                                  1.491                120,444
                                                                                  1.318                202,492
                                                                                  1.162                169,846
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 1.408                     --
                                                                                  1.348                325,586
                                                                                  1.213                362,097
                                                                                  1.152                560,256
                                                                                  1.061                493,283
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 1.773                     --
                                                                                  1.775                167,102
                                                                                  1.582                160,201
                                                                                  1.494                228,047
                                                                                  1.317                217,147
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2.122                 97,107
                                                                                  2.069                 94,698
                                                                                  1.949                 87,113
                                                                                  1.862                 74,362
                                                                                  1.794                 61,878
                                                                                  1.715                 70,324
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 1.444                211,548
                                                                                  1.319                198,483
                                                                                  1.380                213,606
                                                                                  1.213                209,357
                                                                                  0.824                214,108
                                                                                  1.538                197,240
                                                                                  1.294                209,002
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 1.828                149,848
                                                                                  1.723                172,061
                                                                                  1.638                200,641
                                                                                  1.531                276,815
                                                                                  1.417                253,364
                                                                                  1.487                280,087
                                                                                  1.417                263,661
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 1.846                430,541

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   1.624
                                                                                     2010   1.501
                                                                                     2009   1.296
                                                                                     2008   1.746
                                                                                     2007   1.729
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).......................... 2012   1.122
                                                                                     2011   1.114
                                                                                     2010   1.036
                                                                                     2009   0.945
                                                                                     2008   1.384
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.076
                                                                                     2011   1.197
                                                                                     2010   1.012
                                                                                     2009   0.802
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08).................. 2009   2.027
                                                                                     2008   3.130
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.260
                                                                                     2011   1.277
                                                                                     2010   1.288
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 2009   0.643
                                                                                     2008   1.089
                                                                                     2007   1.148
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.067
                                                                                     2011   1.126
                                                                                     2010   1.019
                                                                                     2009   0.782
                                                                                     2008   1.264
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   0.747
                                                                                     2008   1.372
                                                                                     2007   1.337
                                                                                     2006   1.317
 MSF FI Value Leaders Subaccount (Class D) (4/08)................................... 2012   1.249
                                                                                     2011   1.350
                                                                                     2010   1.195
                                                                                     2009   0.995
                                                                                     2008   1.527
 MSF Jennison Growth Subaccount (Class A) (4/12).................................... 2012   0.950
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.844
                                                                                     2011   0.853
                                                                                     2010   0.776
                                                                                     2009   0.563
                                                                                     2008   0.849
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)...................... 2011   0.974
                                                                                     2010   0.853
                                                                                     2009   0.657
                                                                                     2008   1.118
                                                                                     2007   1.097
                                                                                     2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06).................... 2012   1.219
                                                                                     2011   1.196
                                                                                     2010   1.101
                                                                                     2009   0.925
                                                                                     2008   1.095
                                                                                     2007   1.051
                                                                                     2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)........ 2012   1.147
                                                                                     2011   1.150
                                                                                     2010   1.044
                                                                                     2009   0.856
                                                                                     2008   1.105
                                                                                     2007   1.069
                                                                                     2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)........................ 2012   1.070



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.664                 459,023
                                                                                     1.624                 573,368
                                                                                     1.501                 739,755
                                                                                     1.296                 355,777
                                                                                     1.746                 349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).......................... 1.262                   3,983
                                                                                     1.122                   2,090
                                                                                     1.114                      --
                                                                                     1.036                      --
                                                                                     0.945                      --
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 1.214                 484,756
                                                                                     1.076                 511,043
                                                                                     1.197                 522,827
                                                                                     1.012                 568,871
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08).................. 2.110                      --
                                                                                     2.027                      --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 1.244               2,023,451
                                                                                     1.260                 343,240
                                                                                     1.277                 587,116
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 0.636                      --
                                                                                     0.643                 128,473
                                                                                     1.089                 109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.188                 443,884
                                                                                     1.067                 410,888
                                                                                     1.126                 423,913
                                                                                     1.019                 417,916
                                                                                     0.782                 408,659
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 0.781                      --
                                                                                     0.747                 588,245
                                                                                     1.372                 544,538
                                                                                     1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/08)................................... 1.426                 246,063
                                                                                     1.249                 226,609
                                                                                     1.350                 223,988
                                                                                     1.195                 194,083
                                                                                     0.995                 198,176
 MSF Jennison Growth Subaccount (Class A) (4/12).................................... 0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 0.962                      --
                                                                                     0.844                  39,416
                                                                                     0.853                  59,441
                                                                                     0.776                  59,653
                                                                                     0.563                  65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)...................... 1.057                      --
                                                                                     0.974                 297,464
                                                                                     0.853                 235,664
                                                                                     0.657                 230,643
                                                                                     1.118                 182,529
                                                                                     1.097                  35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06).................... 1.313                 487,443
                                                                                     1.219                 416,019
                                                                                     1.196                 351,068
                                                                                     1.101                 332,614
                                                                                     0.925                  59,992
                                                                                     1.095                  36,688
                                                                                     1.051                     384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)........ 1.262                 476,914
                                                                                     1.147                 313,840
                                                                                     1.150                 265,434
                                                                                     1.044                 142,450
                                                                                     0.856                 102,061
                                                                                     1.105                  71,310
                                                                                     1.069                   8,556
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)........................ 1.196               1,496,215

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   1.099
                                                                                  2010   0.984
                                                                                  2009   0.788
                                                                                  2008   1.118
                                                                                  2007   1.086
                                                                                  2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)....... 2012   0.992
                                                                                  2011   1.045
                                                                                  2010   0.923
                                                                                  2009   0.724
                                                                                  2008   1.131
                                                                                  2007   1.103
                                                                                  2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *........................... 2012   1.891
                                                                                  2011   1.881
                                                                                  2010   1.659
                                                                                  2009   1.331
                                                                                  2008   2.144
                                                                                  2007   2.157
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2012   2.128
                                                                                  2011   2.109
                                                                                  2010   1.945
                                                                                  2009   1.665
                                                                                  2008   2.171
                                                                                  2007   2.111
                                                                                  2006   1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2012   1.306
                                                                                  2011   1.312
                                                                                  2010   1.193
                                                                                  2009   1.000
                                                                                  2008   1.501
                                                                                  2007   1.413
                                                                                  2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 2012   1.319
                                                                                  2011   1.527
                                                                                  2010   1.430
                                                                                  2009   1.126
                                                                                  2008   1.969
                                                                                  2007   2.017
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *..................... 2012   0.939
                                                                                  2011   1.037
                                                                                  2010   0.904
                                                                                  2009   0.652
                                                                                  2008   1.108
                                                                                  2007   1.055
                                                                                  2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 2012   1.704
                                                                                  2011   1.800
                                                                                  2010   1.437
                                                                                  2009   1.155
                                                                                  2008   1.760
                                                                                  2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 2012   1.392
                                                                                  2011   1.429
                                                                                  2010   1.240
                                                                                  2009   0.878
                                                                                  2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.834
                                                                                  2011   1.831
                                                                                  2010   1.378
                                                                                  2009   1.007
                                                                                  2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   2.132
                                                                                  2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2012   1.942



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.070               1,453,446
                                                                                  1.099               2,025,755
                                                                                  0.984               1,525,132
                                                                                  0.788                 853,929
                                                                                  1.118                 518,236
                                                                                  1.086                  27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)....... 1.130                 253,815
                                                                                  0.992                 221,593
                                                                                  1.045                 195,363
                                                                                  0.923                 128,468
                                                                                  0.724                  88,977
                                                                                  1.131                  49,754
                                                                                  1.103                  28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *........................... 2.161                 735,441
                                                                                  1.891                 891,119
                                                                                  1.881               1,554,435
                                                                                  1.659               1,822,506
                                                                                  1.331               1,837,935
                                                                                  2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2.339                 604,644
                                                                                  2.128                 664,709
                                                                                  2.109                 769,355
                                                                                  1.945                 804,617
                                                                                  1.665                 837,337
                                                                                  2.171                 807,111
                                                                                  2.111                 760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 1.503                   2,442
                                                                                  1.306                  15,183
                                                                                  1.312                  15,688
                                                                                  1.193                   2,671
                                                                                  1.000                   2,953
                                                                                  1.501                   2,337
                                                                                  1.413                     511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 1.540                  51,778
                                                                                  1.319                  54,300
                                                                                  1.527                  66,861
                                                                                  1.430                  69,826
                                                                                  1.126                  58,762
                                                                                  1.969                  53,552
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *..................... 1.126                 549,562
                                                                                  0.939                 730,186
                                                                                  1.037               1,097,209
                                                                                  0.904               1,526,194
                                                                                  0.652               1,630,843
                                                                                  1.108               1,593,176
                                                                                  1.055               1,844,071
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 1.957                  66,734
                                                                                  1.704                  76,687
                                                                                  1.800                 102,370
                                                                                  1.437                 120,346
                                                                                  1.155                 118,331
                                                                                  1.760                 114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 1.630                  24,842
                                                                                  1.392                  17,990
                                                                                  1.429                  15,781
                                                                                  1.240                  11,048
                                                                                  0.878                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.098                 143,990
                                                                                  1.834                 157,641
                                                                                  1.831                 176,999
                                                                                  1.378                 163,816
                                                                                  1.007                 171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2.216                      --
                                                                                  2.132                 115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 1.985                 200,692

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                         2011   1.862           1.942                205,750
                                                                         2010   1.780           1.862                212,057
                                                                         2009   1.726           1.780                238,592
                                                                         2008   1.752           1.726                250,086
                                                                         2007   1.699           1.752                244,047
                                                                         2006   1.638           1.699                250,537
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.401           1.449                     --
                                                                         2008   1.355           1.401                260,317
                                                                         2007   1.262           1.355                131,730
                                                                         2006   1.231           1.262                188,291
                                                                         2005   1.218           1.231                176,667
                                                                         2004   1.176           1.218                 99,924
                                                                         2003   1.134           1.176                 69,312
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.980           0.910                     --
                                                                         2007   0.900           0.980                 24,709
                                                                         2006   0.821           0.900                 21,340
                                                                         2005   0.775           0.821                 18,531
                                                                         2004   0.730           0.775                 16,954
                                                                         2003   0.560           0.730                 17,380
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.417           1.535                     --
                                                                         2006   1.124           1.417                 46,362
                                                                         2005   1.015           1.124                 41,099
                                                                         2004   0.885           1.015                 38,089
                                                                         2003   0.697           0.885                 34,761
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.978           2.114                     --
                                                                         2006   1.708           1.978                112,489
                                                                         2005   1.617           1.708                 87,228
                                                                         2004   1.298           1.617                 99,131
                                                                         2003   0.879           1.298                 50,998
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.936           0.997                     --
                                                                         2005   0.872           0.936                 33,734
                                                                         2004   0.829           0.872                 33,691
                                                                         2003   0.650           0.829                 19,681
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.418           1.513                     --
                                                                         2005   1.432           1.418                  8,176
                                                                         2004   1.364           1.432                  8,581
                                                                         2003   1.095           1.364                  8,119
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.239           2.448                     --
                                                                         2005   2.017           2.239                 94,671
                                                                         2004   1.755           2.017                188,652
                                                                         2003   1.329           1.755                139,688
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.211           1.287                     --
                                                                         2005   1.095           1.211                 11,733
                                                                         2004   0.957           1.095                 26,198
                                                                         2003   0.800           0.957                 29,144
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)..................... 2006   1.249           1.323                     --
                                                                         2005   1.228           1.249                192,771
                                                                         2004   1.090           1.228                229,344
                                                                         2003   0.806           1.090                194,788
 Travelers MFS(R) Total Return Subaccount (10/96)....................... 2006   1.907           1.971                     --
                                                                         2005   1.877           1.907                696,378
                                                                         2004   1.706           1.877                728,163
                                                                         2003   1.483           1.706                578,646
 Travelers MFS(R) Value Subaccount (5/04)............................... 2006   1.180           1.276                     --
                                                                         2005   1.123           1.180                  3,791
                                                                         2004   1.000           1.123                     --
 Travelers Pioneer Fund Subaccount (10/96).............................. 2006   1.324           1.406                     --
                                                                         2005   1.265           1.324                 74,740
                                                                         2004   1.153           1.265                 82,200
                                                                         2003   0.944           1.153                 75,413
 Travelers Pioneer Strategic Income Subaccount (10/96).................. 2006   1.501           1.518                     --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                 2005   1.467           1.501                140,375
                                                                 2004   1.340           1.467                119,798
                                                                 2003   1.135           1.340                126,594
 Travelers Quality Bond Subaccount (9/97)....................... 2006   1.373           1.361                     --
                                                                 2005   1.368           1.373                237,104
                                                                 2004   1.342           1.368                264,155
                                                                 2003   1.271           1.342                242,682
 Travelers Strategic Equity Subaccount (10/96).................. 2006   1.462           1.527                     --
                                                                 2005   1.452           1.462                368,572
                                                                 2004   1.334           1.452                445,637
                                                                 2003   1.020           1.334                428,053
 Travelers U.S. Government Securities Subaccount (10/96)........ 2006   1.698           1.638                     --
                                                                 2005   1.649           1.698                317,572
                                                                 2004   1.574           1.649                343,548
                                                                 2003   1.552           1.574                319,796
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......... 2009   0.562           0.577                     --
                                                                 2008   1.000           0.562                 34,977
                                                                 2007   0.901           1.000                 48,019
                                                                 2006   0.855           0.901                 54,019
                                                                 2005   0.803           0.855                 46,501
                                                                 2004   0.784           0.803                 35,761
                                                                 2003   0.632           0.784                 22,230


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class A was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGE



                        FORMER NAME                                                  NEW NAME
----------------------------------------------------------- ---------------------------------------------------------
JANUS ASPEN SERIES                                          JANUS ASPEN SERIES
 Worldwide Portfolio- Service Share                         Global Research Portfolio- Service Share
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Dreman Small Cap Value Portfolio- Class A                  JP Morgan Small Cap Value Portfolio- Class A
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Legg Mason ClearBridge Aggressive Growth Portfolio-        ClearBridge Aggressive Growth Portfolio- Class B
  Class B
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable High Income              Western Asset Variable High Income Portfolio
  Portfolio



UNDERLYING FUND MERGERS


The former Underlying Fund was merged with and into the new Underlying Fund.



             FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
----------------------------------------------- ---------------------------------------------
METROPOLITAN SERIES FUND                        METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio- Class D            MFS(R) Value Portfolio- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio- Class A                 Neuberger Berman Genesis Portfolio- Class A
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio- Class A   Oppenheimer Global Equity Portfolio- Class A

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

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES



            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Services

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Taxes

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

4



                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


   o   Barclays Aggregate Bond Index Portfolio


   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Fidelity(R) VIP High Income Portfolio


   o   Western Asset Variable High Income Portfolio


   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                          GOLD TRACK SELECT PROSPECTUS
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST-- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable All Cap Value Portfolio-- Class I
  ClearBridge Variable Appreciation Portfolio-- Class I
  ClearBridge Variable Equity Income Portfolio-- Class I
  ClearBridge Variable Large Cap Growth Portfolio-- Class I
  ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable High Income Portfolio

MET INVESTORS SERIES TRUST
  American Funds(R) Balanced Allocation Portfolio-- Class C
  American Funds(R) Growth Allocation Portfolio-- Class C
  American Funds(R) Moderate Allocation Portfolio-- Class C
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A

  ClearBridge Aggressive Growth Portfolio-- Class B

  Harris Oakmark International Portfolio-- Class A

  Invesco Comstock Portfolio-- Class B

  Invesco Small Cap Growth Portfolio-- Class A
  Janus Forty Portfolio-- Class A

  JPMorgan Small Cap Value Portfolio-- Class A

  Lord Abbett Bond Debenture Portfolio-- Class A

  Lord Abbett Mid Cap Value Portfolio-- Class B
  MetLife Aggressive Strategy Portfolio-- Class B

  MetLife Multi-Index Targeted Risk Portfolio-- Class B

  MFS(R) Emerging Markets Equity Portfolio-- Class A
  MFS(R) Research International Portfolio-- Class B

  Oppenheimer Global Equity Portfolio-- Class B

  PIMCO Inflation Protected Bond Portfolio-- Class A
  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A

  Pyramis(R) Managed Risk Portfolio-- Class B

  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A
  BlackRock Bond Income Portfolio-- Class A
  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Diversified Portfolio-- Class A

  BlackRock Large Cap Value Portfolio-- Class B

  BlackRock Money Market Portfolio-- Class A
  Davis Venture Value Portfolio-- Class A

  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class A
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B

  MetLife Mid Cap Stock Index Portfolio-- Class G

  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Large Cap Growth Portfolio-- Class B
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   13
The Annuity Contract..........................................   14
  Civil Unions................................................   15
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments-- Section 403(b) Plans....................   16
  Accumulation Units..........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   22
Charges And Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   23
  Free Withdrawal Allowance...................................   24
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   25
  Premium Tax.................................................   25
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   26
Transfers.....................................................   26
  Restrictions on Transfers...................................   26
  Dollar Cost Averaging.......................................   28
Access to Your Money..........................................   29
  Systematic Withdrawals......................................   29
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   30
  Types of Ownership..........................................   30
  Contract Owner..............................................   30
  Beneficiary.................................................   30
  Abandoned Property Requirements.............................   30
  Annuitant...................................................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   31
  Payment of Proceeds.........................................   31
  Death Proceeds after the Maturity Date......................   32
  Total Control Account.......................................   32
The Annuity Period............................................   32
  Maturity Date...............................................   32
  Allocation of Annuity.......................................   33
  Variable Annuity............................................   33
  Fixed Annuity...............................................   33


                                                                PAGE
                                                               -----
  Election of Options.........................................   33
  Retired Life Certificate....................................   34
  Allocation of Cash Value During the Annuity Period..........   34
  Annuity Options.............................................   34
  Variable Liquidity Benefit..................................   35
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Contract Exchanges..........................................   37
  Suspension of Payments......................................   37
  Misstatement................................................   38
  Funding Options.............................................   38
The Separate Account..........................................   38
  Performance Information.....................................   39
Federal Tax Considerations....................................   39
  General.....................................................   40
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options...............   40
  Separate Account Charges....................................   41
  Qualified Contracts- Generally..............................   41
  Tax Sheltered Annuities (TSAs) (ERISA and non-ERISA) -
    403(b)....................................................   43
  457(b) Plans................................................   45
  403(a)......................................................   45
  KEOGH Plans.................................................   46
  401(k)......................................................   46
  Puerto Rico Tax Considerations..............................   46
Other Information.............................................   48
  The Insurance Company.......................................   48
  Financial Statements........................................   49
  Distribution of the Contracts...............................   49
  Conformity with State and Federal Laws......................   51
  Voting Rights...............................................   51
  Contract Modification.......................................   51
  Postponement of Payment (the "Emergency
    Procedure")...............................................   51
  Restrictions on Financial Transactions......................   52
  Legal Proceedings...........................................   52
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option uner the Plan, which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE-- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS-- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT-- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR-- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION-- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum Subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person

You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5% which are applicable only in certain jurisdictions, see Appendix G) which may be applicable.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


ADMINISTRATIVE CHARGES


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE FUNDING OPTIONS UNDER ALLOCATED CONTRACTS)   0.10%
-----------------------------------------------------------------------------------------

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)     1.20%(4)
-----------------------------------------------------------------------

------------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%

(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio--Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors
   Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio-- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio-- Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       9.71%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
DELAWARE VIP(R) TRUST-- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........    0.73%       --             0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.56%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio+........    0.56%     0.25%            0.26%
 Mid Cap Portfolio..............................    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund..........................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund..............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.05%
 Global Research Portfolio+.....................    0.49%     0.25%            0.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I+..........................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I...........................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I...........................    0.71%       --           0.05%



                                                                                                  NET TOTAL
                                                     ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                  FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------ --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............       --            0.81%        --               0.81%
 American Funds Growth Fund.....................       --            0.60%        --               0.60%
 American Funds Growth-Income Fund..............       --            0.54%        --               0.54%
DELAWARE VIP(R) TRUST-- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........       --            0.81%        --               0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................       --            0.89%        --               0.89%
 Dynamic Capital Appreciation Portfolio+........       --            1.07%        --               1.07%
 Mid Cap Portfolio..............................       --            0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund..........................................       --            1.60%        --               1.60%
 Templeton Foreign Securities Fund..............       --            1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio...........................       --            0.94%        --               0.94%
 Global Research Portfolio+.....................       --            0.80%        --               0.80%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I+..........................       --            0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I...........................       --            0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I...........................       --            0.76%      0.00%              0.76%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I+...........................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%       --             0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio-- Class C............................    0.06%     0.55%            0.01%
 American Funds(R) Growth Allocation
  Portfolio-- Class C............................    0.07%     0.55%            0.01%
 American Funds(R) Moderate Allocation
  Portfolio-- Class C............................    0.06%     0.55%            0.01%
 BlackRock High Yield Portfolio-- Class A........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A........................................    0.60%       --             0.06%
 ClearBridge Aggressive Growth Portfolio--
  Class B........................................    0.61%     0.25%            0.03%
 Harris Oakmark International Portfolio--
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio-- Class B............    0.57%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio--
  Class A........................................    0.85%       --             0.02%
 Janus Forty Portfolio-- Class A.................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio--
  Class A........................................    0.78%       --             0.06%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................    0.09%     0.25%            0.01%
 MetLife Multi-Index Targeted Risk
  Portfolio-- Class B............................    0.18%     0.25%            9.02%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A........................................    0.91%       --             0.16%
 MFS(R) Research International Portfolio--
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+...........................    0.65%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio--
  Class B........................................    0.67%     0.25%            0.09%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A............................    0.47%       --             0.11%
 PIMCO Total Return Portfolio-- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio-- Class A................    0.64%       --             0.04%
 Pioneer Strategic Income Portfolio--
  Class A........................................    0.57%       --             0.06%
 Pyramis(R) Managed Risk Portfolio--
  Class B........................................    0.45%     0.25%            0.27%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................   --                0.82%      0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I+...........................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................   --                0.93%      0.00%              0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio......................................   --                0.72%      0.00%              0.72%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio-- Class C............................ 0.38%               1.00%        --               1.00%
 American Funds(R) Growth Allocation
  Portfolio-- Class C............................ 0.38%               1.01%        --               1.01%
 American Funds(R) Moderate Allocation
  Portfolio-- Class C............................ 0.37%               0.99%        --               0.99%
 BlackRock High Yield Portfolio-- Class A........ 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio--
  Class E........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio--
  Class A........................................   --                0.66%        --               0.66%
 ClearBridge Aggressive Growth Portfolio--
  Class B........................................   --                0.89%        --               0.89%
 Harris Oakmark International Portfolio--
  Class A........................................   --                0.83%      0.02%              0.81%
 Invesco Comstock Portfolio-- Class B............   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio--
  Class A........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio-- Class A.................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio--
  Class A........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................   --                0.54%        --               0.54%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................ 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................ 0.72%               1.07%        --               1.07%
 MetLife Multi-Index Targeted Risk
  Portfolio-- Class B............................ 0.26%               9.71%      8.85%              0.86%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A........................................   --                1.07%      0.02%              1.05%
 MFS(R) Research International Portfolio--
  Class B........................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+...........................   --                0.97%      0.01%              0.96%
 Oppenheimer Global Equity Portfolio--
  Class B........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio-- Class B..........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio-- Class A................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio--
  Class A........................................   --                0.63%        --               0.63%
 Pyramis(R) Managed Risk Portfolio--
  Class B........................................ 0.48%               1.45%      0.17%              1.28%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Diversified Portfolio-- Class A........    0.46%       --           0.07%
 BlackRock Large Cap Value Portfolio--
  Class B.........................................    0.63%     0.25%          0.03%
 BlackRock Money Market Portfolio--
  Class A.........................................    0.33%       --           0.02%
 Davis Venture Value Portfolio-- Class A..........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class A..............    0.61%       --           0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio--
  Class G.........................................    0.25%     0.30%          0.07%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................    0.49%     0.25%          0.06%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............    0.47%       --           0.03%
WELLS FARGO VARIABLE TRUST-- CLASS 2
 VT Small Cap Value Fund+.........................    0.75%     0.25%          0.34%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio-- Class A........   --                0.53%        --               0.53%
 BlackRock Large Cap Value Portfolio--
  Class B.........................................   --                0.91%      0.03%              0.88%
 BlackRock Money Market Portfolio--
  Class A.........................................   --                0.35%      0.01%              0.34%
 Davis Venture Value Portfolio-- Class A..........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class A..............   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Mid Cap Stock Index Portfolio--
  Class G......................................... 0.02%               0.64%      0.00%              0.64%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............   --                0.50%      0.02%              0.48%
WELLS FARGO VARIABLE TRUST-- CLASS 2
 VT Small Cap Value Fund+......................... 0.01%               1.35%      0.20%              1.15%



+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................  $1,591   $3,444    $5,118     $8,422    $1,091   $3,084    $4,848    $8,422
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................  $  648   $  820    $1,064     $1,738    $  148   $  460    $  794    $1,738


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give

You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered annuity ERISA Plan.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.


PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS-- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying

Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate of MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST-- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS-- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio+                                                                     Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Templeton Developing Markets            Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I+                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable All Cap Value      Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                    Current income is a secondary           LLC
                                        consideration.                          Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                    capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                    Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I+                    Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income       Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio                               primary objective and capital            LLC
                                         appreciation as its secondary            Subadvisers: Western Asset
                                         objective.                               Management Company; Western
                                                                                  Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced               Seeks a balance between a high level     MetLife Advisers, LLC
 Allocation Portfolio-- Class C          of current income and growth of
                                         capital, with a greater emphasis on
                                         growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio-- Class C
American Funds(R) Moderate               Seeks a high total return in the form    MetLife Advisers, LLC
 Allocation Portfolio-- Class C          of income and growth of capital, with
                                         a greater emphasis on income.
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
ClearBridge Aggressive Growth            Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio-- Class B                                                              Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.

            FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio-- Class A        Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                 Subadviser: Janus Capital
                                                                                 Management LLC
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio-- Class B                   investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio-- Class B
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio-- Class B                   capital and current income, with a        Subadviser: MetLife Investment
                                       greater emphasis on growth of             Management, LLC
                                       capital.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B+                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio-- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio--         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pyramis(R) Managed Risk Portfolio--    Seeks total return.                       MetLife Advisers, LLC
 Class B                                                                         Subadviser: Pyramis Global Advisors,
                                                                                 LLC

            FUNDING OPTION                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio-- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income       Inc.
                                      is a secondary objective.
Third Avenue Small Cap Value          Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class B                                                           Subadviser: Third Avenue
                                                                               Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index         Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio-- Class A                  Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                               Management, LLC
BlackRock Bond Income Portfolio--     Seeks a competitive total return         MetLife Advisers, LLC
 Class A                              primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio--     Seeks high total return while            MetLife Advisers, LLC
 Class A                              attempting to limit investment risk      Subadviser: BlackRock Advisors, LLC
                                      and preserve capital.
BlackRock Large Cap Value             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio--    Seeks a high level of current income     MetLife Advisers, LLC
 Class A                              consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                      capital.
Davis Venture Value Portfolio--       Seeks growth of capital.                 MetLife Advisers, LLC
 Class A                                                                       Subadviser: Davis Selected Advisers,
                                                                               L.P.
Frontier Mid Cap Growth Portfolio--   Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                       Subadviser: Frontier Capital
                                                                               Management Company, LLC
Jennison Growth Portfolio-- Class A   Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
MetLife Conservative Allocation       Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio-- Class B                  with growth of capital as a secondary
                                      objective.
MetLife Conservative to Moderate      Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio-- Class B       income and growth of capital, with a
                                      greater emphasis on income.
MetLife Mid Cap Stock Index           Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio-- Class G                  Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                      Composite Stock Price Index.             Management, LLC
MetLife Moderate Allocation           Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio-- Class B                  of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
MetLife Moderate to Aggressive        Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--       Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                              Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                      Stock Price Index.                       Management, LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the     MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio-- Class B                      and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company
WELLS FARGO VARIABLE TRUST-- CLASS 2
VT Small Cap Value Fund+                  Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
                                                                                    Subadviser: Wells Capital
                                                                                    Management Incorporated



+ Not available under all Contracts. Availability depends on Contract issue date.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Aggressive Strategy Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis Managed Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE

We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred.

We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Delaware VIP Small Cap Value Series, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen

Series Global Research Portfolio, JP Morgan Small Cap Value Portfolio, Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.

ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.

                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE



Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York on or after April 30, 2007 and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.



ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity-- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity-- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and


   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL


Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 403(a), 457(b), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.


WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                                      TYPE OF CONTRACT
                                                                                      401(K)
                                                                                       AND
                                                                            457(B)2   KEOGH   403(B) -TSA   403(A)
 In a series of substantially equal payments made annually (or more           X1       X1         X1         X1
 frequently) for life or life expectancy (SEPP)
 After You die                                                                X         X         X           X
 After You become totally disabled (as defined in the Code)                   X         X         X           X
 To pay deductible medical expenses                                           X         X         X           X
 After Separation from service if You are over 55 at time of separation1      X         X         X           X
 After December 31, 1999 for IRS levies                                       X         X         X           X
 Pursuant to qualified domestic relations orders                              X         X         X           X

1. You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or


   o the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.



TAX SHELTERED ANNUITIES (TSAS) (ERISA AND NON-ERISA) - 403(B)


Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under 403(b) arrangements;

   o Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

   o Occurs after You die, leave Your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

   o Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

   o The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

   o In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   o All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

   o In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

   o Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

   o No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   o If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   o We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS has indicated an intention to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.


SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


457(B) PLANS


457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the
Code).



LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


403(A)


The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH PLANS



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.


401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion in gross income test described above.

The following example illustrated the applicability of the exclusion. An Annuity was bought in 2005, for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other $3,000, $2,700 will be attributed to the recovery of the consideration paid and $300 will have to be included in gross income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds shares in connection with the Contract: the American Funds(R) Global Growth Fund, the American Funds(R) Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                        GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)...................... 2007   1.322
                                                                              2006   1.148
                                                                              2005   1.100
                                                                              2004   1.000
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.089
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................ 2006   1.155
                                                                              2005   1.097
                                                                              2004   1.000
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (7/03).... 2008   1.434
                                                                              2007   1.233
                                                                              2006   1.205
                                                                              2005   1.123
                                                                              2004   1.000
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04).................... 2012   1.557
                                                                              2011   1.714
                                                                              2010   1.538
                                                                              2009   1.084
                                                                              2008   1.765
                                                                              2007   1.541
                                                                              2006   1.284
                                                                              2005   1.129
                                                                              2004   1.000
 American Funds Growth Subaccount (Class 2) (5/04)........................... 2012   1.420
                                                                              2011   1.488
                                                                              2010   1.257
                                                                              2009   0.905
                                                                              2008   1.619
                                                                              2007   1.446
                                                                              2006   1.316
                                                                              2005   1.136
                                                                              2004   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/04).................... 2012   1.226
                                                                              2011   1.253
                                                                              2010   1.128
                                                                              2009   0.862
                                                                              2008   1.391
                                                                              2007   1.328
                                                                              2006   1.157
                                                                              2005   1.096
                                                                              2004   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 2006   1.409
                                                                              2005   1.196
                                                                              2004   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)...................... 1.398                      --
                                                                              1.322              12,633,367
                                                                              1.148              12,702,852
                                                                              1.100              13,025,078
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.171                      --
                                                                              1.089                   7,441
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................ 1.219                      --
                                                                              1.155                      --
                                                                              1.097                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (7/03).... 1.373                      --
                                                                              1.434                  33,514
                                                                              1.233                      --
                                                                              1.205                      --
                                                                              1.123                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04).................... 1.902               2,886,059
                                                                              1.557               2,852,663
                                                                              1.714               2,724,456
                                                                              1.538               2,563,147
                                                                              1.084               2,317,539
                                                                              1.765               1,422,141
                                                                              1.541                      --
                                                                              1.284                      --
                                                                              1.129                      --
 American Funds Growth Subaccount (Class 2) (5/04)........................... 1.669               5,517,061
                                                                              1.420               5,463,701
                                                                              1.488               5,331,596
                                                                              1.257               5,040,443
                                                                              0.905               4,385,050
                                                                              1.619               2,658,286
                                                                              1.446                      --
                                                                              1.316                      --
                                                                              1.136                      --
 American Funds Growth-Income Subaccount (Class 2) (5/04).................... 1.437               3,057,629
                                                                              1.226               2,985,433
                                                                              1.253               2,838,157
                                                                              1.128               2,658,398
                                                                              0.862               2,240,317
                                                                              1.391               1,795,305
                                                                              1.328                      --
                                                                              1.157                      --
                                                                              1.096                      --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................ 1.401                      --
                                                                              1.409              34,078,290
                                                                              1.196              32,746,008

                       GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2007   2.051
                                                                                       2006   1.553
                                                                                       2005   1.217
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 2006   1.221
                                                                                       2005   1.143
                                                                                       2004   1.000
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 2012   1.663
                                                                                       2011   1.691
                                                                                       2010   1.282
                                                                                       2009   0.976
                                                                                       2008   1.395
                                                                                       2007   1.499
                                                                                       2006   1.294
                                                                                       2005   1.186
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 2008   1.357
                                                                                       2007   1.270
                                                                                       2006   1.094
                                                                                       2005   1.051
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 2008   1.087
                                                                                       2007   1.226
                                                                                       2006   1.185
                                                                                       2005   1.123
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 2007   1.169
                                                                                       2006   1.092
                                                                                       2005   1.053
                                                                                       2004   1.000
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 2012   1.489
                                                                                       2011   1.536
                                                                                       2010   1.318
                                                                                       2009   0.975
                                                                                       2008   1.707
                                                                                       2007   1.460
                                                                                       2006   1.314
                                                                                       2005   1.130
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 2012   1.540
                                                                                       2011   1.588
                                                                                       2010   1.350
                                                                                       2009   0.997
                                                                                       2008   1.706
                                                                                       2007   1.603
                                                                                       2006   1.413
                                                                                       2005   1.174
                                                                                       2004   1.000
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 2012   1.206
                                                                                       2011   1.198
                                                                                       2010   1.043
                                                                                       2009   0.804
                                                                                       2008   1.405
                                                                                       2007   1.388
                                                                                       2006   1.159
                                                                                       2005   1.098
                                                                                       2004   1.000
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 2008   1.560
                                                                                       2007   1.232
                                                                                       2006   1.157
                                                                                       2005   1.097
                                                                                       2004   1.000
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 2012   1.560



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)............................... 2.158                      --
                                                                                       2.051                      --
                                                                                       1.553                      --
                                                                                       1.217                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................. 1.615                      --
                                                                                       1.221                      --
                                                                                       1.143                      --
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................... 1.889               3,154,087
                                                                                       1.663               3,235,759
                                                                                       1.691               3,156,510
                                                                                       1.282               2,999,041
                                                                                       0.976               2,725,428
                                                                                       1.395               2,368,826
                                                                                       1.499                      --
                                                                                       1.294                      --
                                                                                       1.186                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).......................... 1.304                      --
                                                                                       1.357                 191,848
                                                                                       1.270                      --
                                                                                       1.094                      --
                                                                                       1.051                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98).................... 1.031                      --
                                                                                       1.087               2,912,629
                                                                                       1.226               1,764,552
                                                                                       1.185               2,140,789
                                                                                       1.123               2,182,428
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97)..................... 1.229                      --
                                                                                       1.169               7,009,717
                                                                                       1.092               7,352,458
                                                                                       1.053               8,060,351
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)....................... 1.724               6,534,121
                                                                                       1.489               6,306,029
                                                                                       1.536               6,059,250
                                                                                       1.318               5,556,240
                                                                                       0.975               5,237,732
                                                                                       1.707               4,778,682
                                                                                       1.460                      --
                                                                                       1.314                      --
                                                                                       1.130                      --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)........ 1.877                 101,694
                                                                                       1.540                 100,954
                                                                                       1.588                  83,216
                                                                                       1.350                  46,484
                                                                                       0.997                  38,637
                                                                                       1.706                  28,812
                                                                                       1.603                      --
                                                                                       1.413                      --
                                                                                       1.174                      --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)........................ 1.410                  98,358
                                                                                       1.206                 130,864
                                                                                       1.198                 103,438
                                                                                       1.043              13,588,022
                                                                                       0.804              13,778,552
                                                                                       1.405              14,773,307
                                                                                       1.388              15,197,568
                                                                                       1.159              15,652,636
                                                                                       1.098              15,832,603
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)............................... 1.438                      --
                                                                                       1.560              19,414,425
                                                                                       1.232              19,603,528
                                                                                       1.157              21,090,383
                                                                                       1.097              22,829,808
 Fidelity VIP High Income Subaccount (Initial Class) (11/97).......................... 1.777                      --

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.504
                                                                                   2010   1.326
                                                                                   2009   0.924
                                                                                   2008   1.235
                                                                                   2007   1.205
                                                                                   2006   1.087
                                                                                   2005   1.061
                                                                                   2004   1.000
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 2012   1.733
                                                                                   2011   1.949
                                                                                   2010   1.521
                                                                                   2009   1.092
                                                                                   2008   1.813
                                                                                   2007   1.576
                                                                                   2006   1.407
                                                                                   2005   1.195
                                                                                   2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.207
                                                                                   2005   1.095
                                                                                   2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2012   1.994
                                                                                   2011   2.377
                                                                                   2010   2.028
                                                                                   2009   1.178
                                                                                   2008   2.499
                                                                                   2007   1.946
                                                                                   2006   1.524
                                                                                   2005   1.200
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2012   1.379
                                                                                   2011   1.548
                                                                                   2010   1.432
                                                                                   2009   1.048
                                                                                   2008   1.763
                                                                                   2007   1.531
                                                                                   2006   1.265
                                                                                   2005   1.151
                                                                                   2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 2007   1.444
                                                                                   2006   1.193
                                                                                   2005   1.152
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 2006   1.148
                                                                                   2005   1.100
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.225
                                                                                   2005   1.128
                                                                                   2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 2006   1.063
                                                                                   2005   1.053
                                                                                   2004   1.000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 2006   1.154
                                                                                   2005   1.075
                                                                                   2004   1.000
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2012   1.795
                                                                                   2011   1.831
                                                                                   2010   1.463
                                                                                   2009   1.016
                                                                                   2008   1.815
                                                                                   2007   1.495
                                                                                   2006   1.324
                                                                                   2005   1.185
                                                                                   2004   1.000
 Janus Aspen Worldwide Subaccount (Service Shares) (7/01)......................... 2012   1.120



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.560                      --
                                                                                   1.504                      --
                                                                                   1.326               1,929,209
                                                                                   0.924               1,851,856
                                                                                   1.235               1,865,547
                                                                                   1.205               1,881,872
                                                                                   1.087               1,705,182
                                                                                   1.061               1,741,580
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)......................... 1.979               8,305,073
                                                                                   1.733               8,339,810
                                                                                   1.949               8,237,681
                                                                                   1.521               7,993,670
                                                                                   1.092               7,407,254
                                                                                   1.813               5,980,366
                                                                                   1.576                      --
                                                                                   1.407                      --
                                                                                   1.195                      --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 1.425                      --
                                                                                   1.207                      --
                                                                                   1.095                      --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.250                 439,136
                                                                                   1.994                 424,056
                                                                                   2.377                 399,355
                                                                                   2.028                 341,011
                                                                                   1.178                 308,192
                                                                                   2.499                 204,563
                                                                                   1.946                      --
                                                                                   1.524                      --
                                                                                   1.200                      --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.625                 996,289
                                                                                   1.379               1,094,936
                                                                                   1.548               1,015,476
                                                                                   1.432                 932,080
                                                                                   1.048                 869,498
                                                                                   1.763                 713,223
                                                                                   1.531                      --
                                                                                   1.265                      --
                                                                                   1.151                      --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)............ 1.535                      --
                                                                                   1.444               6,087,115
                                                                                   1.193               5,371,617
                                                                                   1.152               5,197,684
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96).................. 1.322                      --
                                                                                   1.148              12,702,852
                                                                                   1.100              13,025,078
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 1.487                      --
                                                                                   1.225                      --
                                                                                   1.128                      --
High Yield Bond Trust
 High Yield Bond Trust (3/97)..................................................... 1.092                      --
                                                                                   1.063               1,084,602
                                                                                   1.053               1,392,610
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01).......................... 1.197                      --
                                                                                   1.154                      --
                                                                                   1.075                      --
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)........................ 2.094                 612,915
                                                                                   1.795                 606,912
                                                                                   1.831                 726,865
                                                                                   1.463                 727,333
                                                                                   1.016                 741,312
                                                                                   1.815                 294,544
                                                                                   1.495                      --
                                                                                   1.324                      --
                                                                                   1.185                      --
 Janus Aspen Worldwide Subaccount (Service Shares) (7/01)......................... 1.338                 416,129

                      GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.306
                                                                                      2010   1.134
                                                                                      2009   0.828
                                                                                      2008   1.504
                                                                                      2007   1.379
                                                                                      2006   1.173
                                                                                      2005   1.115
                                                                                      2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)....................................... 2006   1.176
                                                                                      2005   1.134
                                                                                      2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)........................... 2007   1.254
                                                                                      2006   1.172
                                                                                      2005   1.106
                                                                                      2004   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........... 2012   1.387
                                                                                      2011   1.358
                                                                                      2010   1.090
                                                                                      2009   0.812
                                                                                      2008   1.367
                                                                                      2007   1.351
                                                                                      2006   1.245
                                                                                      2005   1.119
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)................ 2012   1.368
                                                                                      2011   1.337
                                                                                      2010   1.191
                                                                                      2009   0.978
                                                                                      2008   1.388
                                                                                      2007   1.284
                                                                                      2006   1.122
                                                                                      2005   1.079
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)..................... 2011   1.283
                                                                                      2010   1.150
                                                                                      2009   0.945
                                                                                      2008   1.327
                                                                                      2007   1.250
                                                                                      2006   1.063
                                                                                      2005   1.069
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)....... 2012   1.224
                                                                                      2011   1.138
                                                                                      2010   1.017
                                                                                      2009   0.830
                                                                                      2008   1.281
                                                                                      2007   1.264
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    2012   1.193
                                                                                      2011   1.276
                                                                                      2010   1.097
                                                                                      2009   0.851
                                                                                      2008   1.345
                                                                                      2007   1.333
                                                                                      2006   1.144
                                                                                      2005   1.095
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 2012   1.217
                                                                                      2011   1.229
                                                                                      2010   1.122
                                                                                      2009   0.790
                                                                                      2008   1.264
                                                                                      2007   1.204
                                                                                      2006   1.155
                                                                                      2005   1.101
                                                                                      2004   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 2012   1.288



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.120                 390,947
                                                                                      1.306                 412,847
                                                                                      1.134                 385,458
                                                                                      0.828                 358,193
                                                                                      1.504                 349,164
                                                                                      1.379                      --
                                                                                      1.173                      --
                                                                                      1.115                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)....................................... 1.334                      --
                                                                                      1.176                      --
                                                                                      1.134                      --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)........................... 1.341                      --
                                                                                      1.254                      --
                                                                                      1.172                      --
                                                                                      1.106                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........... 1.642               1,071,403
                                                                                      1.387               1,097,469
                                                                                      1.358               1,027,734
                                                                                      1.090                 984,624
                                                                                      0.812                 976,852
                                                                                      1.367               1,041,254
                                                                                      1.351                      --
                                                                                      1.245                      --
                                                                                      1.119                      --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)................ 1.581                     239
                                                                                      1.368                      --
                                                                                      1.337                      --
                                                                                      1.191                      --
                                                                                      0.978                  10,867
                                                                                      1.388                  13,862
                                                                                      1.284                      --
                                                                                      1.122                      --
                                                                                      1.079                      --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)..................... 1.400                      --
                                                                                      1.283                  17,210
                                                                                      1.150                  13,565
                                                                                      0.945                  10,572
                                                                                      1.327                   9,880
                                                                                      1.250                      --
                                                                                      1.063                      --
                                                                                      1.069                      --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)....... 1.394                 179,126
                                                                                      1.224                  73,017
                                                                                      1.138                     403
                                                                                      1.017                     403
                                                                                      0.830                     403
                                                                                      1.281                   5,800
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    1.368               1,889,308
                                                                                      1.193               1,869,530
                                                                                      1.276               1,855,505
                                                                                      1.097               1,786,894
                                                                                      0.851               1,770,695
                                                                                      1.345               1,899,164
                                                                                      1.333                      --
                                                                                      1.144                      --
                                                                                      1.095                      --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)............ 1.460                 112,626
                                                                                      1.217                 111,959
                                                                                      1.229                 110,712
                                                                                      1.122                 127,423
                                                                                      0.790                  85,876
                                                                                      1.264                  84,831
                                                                                      1.204                      --
                                                                                      1.155                      --
                                                                                      1.101                      --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............ 1.496                 512,895

                  GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
                                                                              2011   1.231
                                                                              2010   1.128
                                                                              2009   0.909
                                                                              2008   1.416
                                                                              2007   1.367
                                                                              2006   1.159
                                                                              2005   1.091
                                                                              2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 2012   1.654
                                                                              2011   1.636
                                                                              2010   1.311
                                                                              2009   0.921
                                                                              2008   1.558
                                                                              2007   1.421
                                                                              2006   1.264
                                                                              2005   1.208
                                                                              2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 2009   0.854
                                                                              2008   1.371
                                                                              2007   1.310
                                                                              2006   1.142
                                                                              2005   1.099
                                                                              2004   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 2011   1.295
                                                                              2010   1.252
                                                                              2009   0.977
                                                                              2008   1.731
                                                                              2007   1.632
                                                                              2006   1.301
                                                                              2005   1.168
                                                                              2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 2012   1.428
                                                                              2011   1.433
                                                                              2010   1.281
                                                                              2009   1.046
                                                                              2008   1.403
                                                                              2007   1.269
                                                                              2006   1.182
                                                                              2005   1.135
                                                                              2004   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 2011   1.075
                                                                              2010   0.987
                                                                              2009   0.843
                                                                              2008   1.073
                                                                              2007   1.062
                                                                              2006   1.023
                                                                              2005   1.003
                                                                              2004   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................ 2012   1.576
                                                                              2011   1.544
                                                                              2010   1.328
                                                                              2009   0.833
                                                                              2008   1.193
                                                                              2007   1.193
                                                                              2006   1.078
                                                                              2005   1.054
                                                                              2004   1.000
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................ 2010   1.147
                                                                              2009   1.148
                                                                              2008   1.122
                                                                              2007   1.073
                                                                              2006   1.029
                                                                              2005   1.004
                                                                              2004   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................. 2007   1.338



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
                                                                              1.288                 503,867
                                                                              1.231                 528,791
                                                                              1.128               1,469,016
                                                                              0.909               1,646,790
                                                                              1.416               1,659,898
                                                                              1.367                      --
                                                                              1.159                      --
                                                                              1.091                      --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01).... 1.970                 857,162
                                                                              1.654                 895,676
                                                                              1.636                 878,024
                                                                              1.311                 841,665
                                                                              0.921                 834,719
                                                                              1.558                 859,761
                                                                              1.421                      --
                                                                              1.264                      --
                                                                              1.208                      --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................ 0.835                      --
                                                                              0.854               1,588,820
                                                                              1.371               1,383,906
                                                                              1.310                      --
                                                                              1.142                      --
                                                                              1.099                      --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)...................................................................... 1.400                      --
                                                                              1.295                   6,905
                                                                              1.252               1,091,272
                                                                              0.977               1,059,412
                                                                              1.731               1,185,465
                                                                              1.632               1,324,463
                                                                              1.301                 872,130
                                                                              1.168                 713,721
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)...... 1.576                 135,551
                                                                              1.428                 144,047
                                                                              1.433                 141,325
                                                                              1.281               1,150,887
                                                                              1.046               1,212,473
                                                                              1.403               1,262,755
                                                                              1.269               1,106,063
                                                                              1.182               1,212,612
                                                                              1.135               1,305,355
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)...... 1.067                      --
                                                                              1.075                  23,331
                                                                              0.987                  21,135
                                                                              0.843                  33,064
                                                                              1.073                  22,540
                                                                              1.062                      --
                                                                              1.023                      --
                                                                              1.003                      --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................ 1.852                  93,953
                                                                              1.576                  75,330
                                                                              1.544                  73,696
                                                                              1.328                 608,588
                                                                              0.833                 228,174
                                                                              1.193                 300,202
                                                                              1.193                 159,262
                                                                              1.078                 111,166
                                                                              1.054                 196,344
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................ 1.146                      --
                                                                              1.147               2,174,244
                                                                              1.148               3,502,978
                                                                              1.122               2,110,589
                                                                              1.073               1,657,937
                                                                              1.029                 875,334
                                                                              1.004                 866,201
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................. 1.410                      --

                      GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2006   1.137
                                                                                      2005   1.096
                                                                                      2004   1.000
 LMPVPI Total Return Subaccount (Class I) (9/98)..................................... 2007   1.228
                                                                                      2006   1.094
                                                                                      2005   1.062
                                                                                      2004   1.000
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).......................................... 2007   1.368
                                                                                      2006   1.160
                                                                                      2005   1.093
                                                                                      2004   1.000
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)................... 2007   1.425
                                                                                      2006   1.266
                                                                                      2005   1.210
                                                                                      2004   1.000
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).......................... 2007   1.348
                                                                                      2006   1.153
                                                                                      2005   1.120
                                                                                      2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 2007   1.395
                                                                                      2006   1.247
                                                                                      2005   1.156
                                                                                      2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 2006   1.115
                                                                                      2005   1.077
                                                                                      2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   1.427
                                                                                      2007   1.350
                                                                                      2006   1.405
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 2012   1.585
                                                                                      2011   1.549
                                                                                      2010   1.337
                                                                                      2009   0.910
                                                                                      2008   1.203
                                                                                      2007   1.174
                                                                                      2006   1.104
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 2007   1.478
                                                                                      2006   1.384
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 2012   1.307
                                                                                      2011   1.308
                                                                                      2010   1.166
                                                                                      2009   0.981
                                                                                      2008   1.569
                                                                                      2007   1.544
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2012   0.899
                                                                                      2011   0.952
                                                                                      2010   0.821
                                                                                      2009   0.609
                                                                                      2008   1.046
                                                                                      2007   1.231
                                                                                      2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)............................. 2012   1.127
                                                                                      2011   1.258
                                                                                      2010   1.055
                                                                                      2009   0.820
                                                                                      2008   1.100
                                                                                      2007   1.114
                                                                                      2006   1.036
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 2012   0.995



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.338                      --
                                                                                      1.137                      --
                                                                                      1.096                      --
 LMPVPI Total Return Subaccount (Class I) (9/98)..................................... 1.269                      --
                                                                                      1.228                      --
                                                                                      1.094                      --
                                                                                      1.062                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).......................................... 1.444                      --
                                                                                      1.368               1,247,352
                                                                                      1.160               1,012,417
                                                                                      1.093                 965,434
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)................... 1.527                      --
                                                                                      1.425                      --
                                                                                      1.266                      --
                                                                                      1.210                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).......................... 1.407                      --
                                                                                      1.348                      --
                                                                                      1.153                      --
                                                                                      1.120                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).............................. 1.544                      --
                                                                                      1.395                      --
                                                                                      1.247                      --
                                                                                      1.156                      --
Managed Assets Trust
 Managed Assets Trust (3/97)......................................................... 1.155                      --
                                                                                      1.115               4,329,664
                                                                                      1.077               4,660,460
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 1.381                      --
                                                                                      1.427               4,987,929
                                                                                      1.350               3,442,501
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................. 1.847                 989,105
                                                                                      1.585                 937,244
                                                                                      1.549                 816,308
                                                                                      1.337               2,273,463
                                                                                      0.910               1,635,894
                                                                                      1.203               1,630,624
                                                                                      1.174                      --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)........................... 1.557                      --
                                                                                      1.478                      --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)........................... 1.479                 158,148
                                                                                      1.307                 168,600
                                                                                      1.308                 155,092
                                                                                      1.166                 156,736
                                                                                      0.981                 117,188
                                                                                      1.569                  72,507
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.132               2,100,849
                                                                                      0.899               1,869,503
                                                                                      0.952               1,601,331
                                                                                      0.821               1,933,975
                                                                                      0.609               1,237,039
                                                                                      1.046                 903,529
                                                                                      1.231                  20,798
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)............................. 1.300                 175,244
                                                                                      1.127                 185,457
                                                                                      1.258                 158,561
                                                                                      1.055                 137,429
                                                                                      0.820                 112,111
                                                                                      1.100                  83,775
                                                                                      1.114                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)........ 1.126               1,046,401

                      GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.019
                                                                                      2010   0.911
                                                                                      2009   0.707
                                                                                      2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 2012   0.921
                                                                                      2011   0.969
                                                                                      2010   0.857
                                                                                      2009   0.641
                                                                                      2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 2012   1.043
                                                                                      2011   1.045
                                                                                      2010   0.953
                                                                                      2009   0.775
                                                                                      2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 2012   1.461
                                                                                      2011   1.704
                                                                                      2010   1.465
                                                                                      2009   0.945
                                                                                      2008   1.599
                                                                                      2007   1.617
                                                                                      2006   1.455
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 2012   1.354
                                                                                      2011   1.370
                                                                                      2010   1.087
                                                                                      2009   0.812
                                                                                      2008   1.327
                                                                                      2007   1.194
                                                                                      2006   1.193
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 2012   1.576
                                                                                      2011   1.705
                                                                                      2010   1.560
                                                                                      2009   1.092
                                                                                      2008   1.884
                                                                                      2007   1.448
                                                                                      2006   1.401
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 2012   0.868
                                                                                      2011   0.843
                                                                                      2010   0.683
                                                                                      2009   0.515
                                                                                      2008   0.811
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 2009   0.974
                                                                                      2008   1.306
                                                                                      2007   1.232
                                                                                      2006   1.155
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 2011   0.707
                                                                                      2010   0.661
                                                                                      2009   0.480
                                                                                      2008   0.913
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 2012   1.896
                                                                                      2011   1.926
                                                                                      2010   1.578
                                                                                      2009   1.123
                                                                                      2008   1.849
                                                                                      2007   1.525
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 2012   1.652
                                                                                      2011   1.580
                                                                                      2010   1.400
                                                                                      2009   1.024
                                                                                      2008   1.259
                                                                                      2007   1.182
                                                                                      2006   1.118
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........................ 2012   1.296
                                                                                      2011   1.350
                                                                                      2010   1.078
                                                                                      2009   0.855
                                                                                      2008   1.400
                                                                                      2007   1.529



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      0.995                 887,624
                                                                                      1.019                 432,757
                                                                                      0.911                 474,891
                                                                                      0.707                 225,575
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08).......... 1.066                 850,421
                                                                                      0.921                 590,386
                                                                                      0.969                 374,616
                                                                                      0.857                 372,357
                                                                                      0.641                 203,854
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)........ 1.153                 321,756
                                                                                      1.043                 271,370
                                                                                      1.045                 249,221
                                                                                      0.953                 151,787
                                                                                      0.775                  58,926
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *..................... 1.886                 509,237
                                                                                      1.461                 407,091
                                                                                      1.704                 354,738
                                                                                      1.465                 351,004
                                                                                      0.945                 245,138
                                                                                      1.599                 248,508
                                                                                      1.617                      --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)........................... 1.600                  58,010
                                                                                      1.354                  72,744
                                                                                      1.370                  76,120
                                                                                      1.087                  75,752
                                                                                      0.812                  71,825
                                                                                      1.327                  41,892
                                                                                      1.194                      --
 MIST Janus Forty Subaccount (Class A) (4/06)........................................ 1.930               2,243,365
                                                                                      1.576               2,207,792
                                                                                      1.705               2,320,705
                                                                                      1.560              31,683,592
                                                                                      1.092              32,541,062
                                                                                      1.884              31,190,027
                                                                                      1.448              30,060,809
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........... 1.027                  82,620
                                                                                      0.868                  69,509
                                                                                      0.843                  22,655
                                                                                      0.683                 140,135
                                                                                      0.515                  57,743
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................. 0.967                      --
                                                                                      0.974               4,002,448
                                                                                      1.306               4,357,232
                                                                                      1.232               3,999,340
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)............................ 0.754                      --
                                                                                      0.707                   2,935
                                                                                      0.661                 175,156
                                                                                      0.480                  52,234
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *..................... 2.216                      --
                                                                                      1.896                      --
                                                                                      1.926                      --
                                                                                      1.578               6,355,819
                                                                                      1.123               6,598,997
                                                                                      1.849               6,779,807
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)......................... 1.864                 924,400
                                                                                      1.652                 922,399
                                                                                      1.580                 993,773
                                                                                      1.400                 878,291
                                                                                      1.024                 880,865
                                                                                      1.259                 775,065
                                                                                      1.182                      --
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........................ 1.482                 441,992
                                                                                      1.296                 495,119
                                                                                      1.350                 492,045
                                                                                      1.078                 749,936
                                                                                      0.855                 660,394
                                                                                      1.400                 471,238

                                 GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.831           0.793                      --
                                                                          2008   1.452           0.831                  55,291
                                                                          2007   1.302           1.452                  68,911
                                                                          2006   1.306           1.302                      --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.958           1.115                 289,737
                                                                          2011   1.110           0.958                 236,788
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2012   2.057           2.442                 277,305
                                                                          2011   2.529           2.057                 271,432
                                                                          2010   2.046           2.529                 253,541
                                                                          2009   1.213           2.046                 239,892
                                                                          2008   2.726           1.213                 169,907
                                                                          2007   2.145           2.726                 141,104
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.418           1.649                 976,888
                                                                          2011   1.592           1.418                 917,161
                                                                          2010   1.434           1.592                 912,832
                                                                          2009   1.093           1.434                 898,346
                                                                          2008   1.902           1.093                 811,831
                                                                          2007   1.795           1.902                 685,662
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2012   1.398           1.472               1,402,897
                                                                          2011   1.478           1.398               1,436,321
                                                                          2010   1.203           1.478               1,409,057
                                                                          2009   0.880           1.203               4,903,627
                                                                          2008   1.111           0.880               4,797,394
                                                                          2007   1.243           1.111                     338
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2012   1.498           1.632                  14,437
                                                                          2011   1.614           1.498                  24,180
                                                                          2010   1.226           1.614                  37,191
                                                                          2009   0.782           1.226                  46,234
                                                                          2008   1.397           0.782                   3,142
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.948           1.070                      --
                                                                          2011   0.960           0.948                  38,490
                                                                          2010   0.878           0.960                  63,820
                                                                          2009   0.611           0.878              23,801,991
                                                                          2008   1.082           0.611              24,455,157
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2012   1.452           1.583               2,219,301
                                                                          2011   1.306           1.452               2,120,426
                                                                          2010   1.213           1.306               1,757,509
                                                                          2009   1.028           1.213               1,399,112
                                                                          2008   1.104           1.028                 954,466
                                                                          2007   1.034           1.104                 313,967
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.576           1.716               4,164,103
                                                                          2011   1.532           1.576               3,739,202
                                                                          2010   1.420           1.532               3,456,170
                                                                          2009   1.264           1.420               3,109,514
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.295           1.427                 224,053
                                                                          2011   1.360           1.295                 225,784
                                                                          2010   1.174           1.360                 209,660
                                                                          2009   0.951           1.174                 846,391
                                                                          2008   1.419           0.951                 687,425
                                                                          2007   1.356           1.419                 674,198
                                                                          2006   1.250           1.356                 544,281
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.257                      --
                                                                          2006   1.068           1.134                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   1.694           1.885               1,165,024
                                                                          2011   1.640           1.694                 873,978
                                                                          2010   1.466           1.640                 731,378
                                                                          2009   1.105           1.466               1,613,249
                                                                          2008   1.241           1.105               1,277,116
                                                                          2007   1.168           1.241                 915,788
                                                                          2006   1.117           1.168                 613,810
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.944           1.110               3,686,610
                                                                          2011   0.986           0.944               3,864,415
                                                                          2010   0.845           0.986               3,779,589
                                                                          2009   0.716           0.845               3,734,790
                                                                          2008   1.127           0.716               3,568,485
                                                                          2007   1.087           1.127               3,517,870
                                                                          2006   1.001           1.087                      --

                    GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.263
                                                                                  2011   1.392
                                                                                  2010   1.164
                                                                                  2009   0.924
                                                                                  2008   1.320
                                                                                  2007   1.365
                                                                                  2006   1.334
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.194
                                                                                  2011   1.215
                                                                                  2010   1.061
                                                                                  2009   0.843
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 2007   1.071
                                                                                  2006   1.030
                                                                                  2005   1.012
                                                                                  2004   1.000
 MetLife Investment International Stock Subaccount (Class I) (3/97).............. 2007   1.663
                                                                                  2006   1.318
                                                                                  2005   1.153
                                                                                  2004   1.000
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 2007   1.326
                                                                                  2006   1.181
                                                                                  2005   1.111
                                                                                  2004   1.000
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 2007   1.421
                                                                                  2006   1.254
                                                                                  2005   1.173
                                                                                  2004   1.000
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.420
                                                                                  2011   1.325
                                                                                  2010   1.253
                                                                                  2009   1.195
                                                                                  2008   1.131
                                                                                  2007   1.114
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   1.347
                                                                                  2011   1.394
                                                                                  2010   1.214
                                                                                  2009   0.816
                                                                                  2008   1.509
                                                                                  2007   1.257
                                                                                  2006   1.276
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.361
                                                                                  2011   1.281
                                                                                  2010   1.186
                                                                                  2009   1.087
                                                                                  2008   1.129
                                                                                  2007   1.065
                                                                                  2006   1.016
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   1.234
                                                                                  2011   1.193
                                                                                  2010   1.091
                                                                                  2009   0.933
                                                                                  2008   1.244
                                                                                  2007   1.224
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 2012   1.236
                                                                                  2011   1.214
                                                                                  2010   1.118
                                                                                  2009   1.010
                                                                                  2008   1.469
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   1.068
                                                                                  2011   1.177
                                                                                  2010   0.985
                                                                                  2009   0.775
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)............... 2009   2.335
                                                                                  2008   3.583



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 1.486               1,195,054
                                                                                  1.263               1,157,623
                                                                                  1.392               1,155,178
                                                                                  1.164               1,107,323
                                                                                  0.924               1,167,667
                                                                                  1.320                 834,148
                                                                                  1.365                      --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.411                 140,936
                                                                                  1.194                 129,032
                                                                                  1.215                 115,519
                                                                                  1.061                 108,692
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)................ 1.115                      --
                                                                                  1.071              12,563,328
                                                                                  1.030              12,090,903
                                                                                  1.012              11,539,699
 MetLife Investment International Stock Subaccount (Class I) (3/97).............. 1.799                      --
                                                                                  1.663              11,472,119
                                                                                  1.318              10,216,570
                                                                                  1.153              10,462,067
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 1.396                      --
                                                                                  1.326              17,778,565
                                                                                  1.181              17,686,950
                                                                                  1.111              17,674,137
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 1.432                      --
                                                                                  1.421              11,459,808
                                                                                  1.254              11,051,101
                                                                                  1.173              11,527,537
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.471                 277,892
                                                                                  1.420                 217,628
                                                                                  1.325                 219,887
                                                                                  1.253               4,560,267
                                                                                  1.195               4,514,473
                                                                                  1.131               4,326,039
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 1.489                 136,927
                                                                                  1.347                 233,542
                                                                                  1.394                 208,504
                                                                                  1.214                 180,639
                                                                                  0.816                 114,278
                                                                                  1.509                 110,854
                                                                                  1.257                      --
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 1.459                 235,827
                                                                                  1.361                 177,173
                                                                                  1.281                 194,644
                                                                                  1.186               1,730,170
                                                                                  1.087               1,629,438
                                                                                  1.129               1,380,303
                                                                                  1.065               1,173,382
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 1.383                 666,483
                                                                                  1.234                 689,568
                                                                                  1.193                 623,452
                                                                                  1.091               9,277,290
                                                                                  0.933               6,061,839
                                                                                  1.244               6,716,327
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 1.404                  29,229
                                                                                  1.236                  33,472
                                                                                  1.214                   5,270
                                                                                  1.118                 243,684
                                                                                  1.010                  67,256
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.218                 482,263
                                                                                  1.068                 514,360
                                                                                  1.177                 509,294
                                                                                  0.985              11,477,609
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)............... 2.439                      --
                                                                                  2.335                   8,268

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2012   1.151
                                                                                    2011   1.154
                                                                                    2010   1.157
                                                                                    2009   1.156
                                                                                    2008   1.127
                                                                                    2007   1.076
                                                                                    2006   1.043
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 2009   0.660
                                                                                    2008   1.108
                                                                                    2007   1.160
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2012   1.138
                                                                                    2011   1.189
                                                                                    2010   1.065
                                                                                    2009   0.809
                                                                                    2008   1.299
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.720
                                                                                    2008   1.309
                                                                                    2007   1.263
                                                                                    2006   1.235
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2012   1.025
                                                                                    2011   1.096
                                                                                    2010   0.961
                                                                                    2009   0.792
                                                                                    2008   1.302
                                                                                    2007   1.254
                                                                                    2006   1.212
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2012   1.060
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   1.419
                                                                                    2011   1.420
                                                                                    2010   1.280
                                                                                    2009   0.920
                                                                                    2008   1.377
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   1.023
                                                                                    2010   0.887
                                                                                    2009   0.677
                                                                                    2008   1.140
                                                                                    2007   1.107
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2012   1.293
                                                                                    2011   1.256
                                                                                    2010   1.144
                                                                                    2009   0.952
                                                                                    2008   1.116
                                                                                    2007   1.060
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2012   1.216
                                                                                    2011   1.207
                                                                                    2010   1.086
                                                                                    2009   0.881
                                                                                    2008   1.127
                                                                                    2007   1.078
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2012   1.135
                                                                                    2011   1.154
                                                                                    2010   1.023
                                                                                    2009   0.811
                                                                                    2008   1.139
                                                                                    2007   1.095
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2012   1.053
                                                                                    2011   1.097
                                                                                    2010   0.959
                                                                                    2009   0.745
                                                                                    2008   1.152
                                                                                    2007   1.113
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2012   1.274



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 1.147                 791,937
                                                                                    1.151                 883,564
                                                                                    1.154               1,125,280
                                                                                    1.157               1,911,212
                                                                                    1.156               1,298,859
                                                                                    1.127                 183,935
                                                                                    1.076                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................... 0.655                      --
                                                                                    0.660                 183,092
                                                                                    1.108                 158,136
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.280                 283,706
                                                                                    1.138                 245,404
                                                                                    1.189                 187,639
                                                                                    1.065                 223,201
                                                                                    0.809                 179,634
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.755                      --
                                                                                    0.720              11,531,504
                                                                                    1.309              11,997,079
                                                                                    1.263              12,379,073
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.181               1,219,692
                                                                                    1.025               1,250,464
                                                                                    1.096               1,164,993
                                                                                    0.961               1,220,737
                                                                                    0.792               1,127,129
                                                                                    1.302               1,057,772
                                                                                    1.254                      --
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 1.036                 157,704
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 1.635                      --
                                                                                    1.419                  31,717
                                                                                    1.420                  23,636
                                                                                    1.280                  22,357
                                                                                    0.920                  24,210
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.114                      --
                                                                                    1.023                 182,785
                                                                                    0.887               8,413,827
                                                                                    0.677               8,159,737
                                                                                    1.140               8,468,195
                                                                                    1.107                     723
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.407                 476,495
                                                                                    1.293                 561,314
                                                                                    1.256                 433,802
                                                                                    1.144                 441,145
                                                                                    0.952                 310,912
                                                                                    1.116                 190,454
                                                                                    1.060                      19
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.352                 528,296
                                                                                    1.216                 489,541
                                                                                    1.207                 512,306
                                                                                    1.086                 931,049
                                                                                    0.881                 997,691
                                                                                    1.127                 926,797
                                                                                    1.078                      21
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.281               2,184,403
                                                                                    1.135               1,890,503
                                                                                    1.154               1,350,594
                                                                                    1.023               6,710,885
                                                                                    0.811               6,704,457
                                                                                    1.139               6,173,758
                                                                                    1.095                     495
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.211               2,393,836
                                                                                    1.053               1,959,730
                                                                                    1.097               1,473,327
                                                                                    0.959              21,102,077
                                                                                    0.745              20,831,229
                                                                                    1.152              21,448,494
                                                                                    1.113                  18,006
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 1.471               2,386,327

                    GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   1.255
                                                                                  2010   1.096
                                                                                  2009   0.871
                                                                                  2008   1.388
                                                                                  2007   1.387
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2012   1.310
                                                                                  2011   1.285
                                                                                  2010   1.173
                                                                                  2009   0.994
                                                                                  2008   1.284
                                                                                  2007   1.236
                                                                                  2006   1.146
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2012   1.392
                                                                                  2011   1.385
                                                                                  2010   1.246
                                                                                  2009   1.035
                                                                                  2008   1.538
                                                                                  2007   1.433
                                                                                  2006   1.286
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 2012   1.238
                                                                                  2011   1.419
                                                                                  2010   1.316
                                                                                  2009   1.026
                                                                                  2008   1.776
                                                                                  2007   1.817
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *..................... 2012   0.994
                                                                                  2011   1.086
                                                                                  2010   0.938
                                                                                  2009   0.670
                                                                                  2008   1.127
                                                                                  2007   1.062
                                                                                  2006   0.996
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *..................... 2012   0.979
                                                                                  2011   1.072
                                                                                  2010   0.928
                                                                                  2009   0.666
                                                                                  2008   1.123
                                                                                  2007   1.060
                                                                                  2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 2012   1.435
                                                                                  2011   1.500
                                                                                  2010   1.186
                                                                                  2009   0.944
                                                                                  2008   1.423
                                                                                  2007   1.463
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 2012   1.587
                                                                                  2011   1.614
                                                                                  2010   1.386
                                                                                  2009   0.972
                                                                                  2008   1.579
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.285
                                                                                  2011   1.271
                                                                                  2010   0.947
                                                                                  2009   0.685
                                                                                  2008   1.033
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.170
                                                                                  2006   1.092
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2012   1.284
                                                                                  2011   1.219
                                                                                  2010   1.154
                                                                                  2009   1.108
                                                                                  2008   1.113
                                                                                  2007   1.068
                                                                                  2006   1.023
Money Market Portfolio
 Money Market Subaccount (9/98).................................................. 2006   1.030
                                                                                  2005   1.004
                                                                                  2004   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.274               2,373,112
                                                                                  1.255               2,094,316
                                                                                  1.096              19,465,688
                                                                                  0.871              17,552,054
                                                                                  1.388              18,642,402
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 1.454               4,319,060
                                                                                  1.310               4,361,625
                                                                                  1.285               4,402,339
                                                                                  1.173               6,295,017
                                                                                  0.994               6,264,248
                                                                                  1.284               6,360,233
                                                                                  1.236               1,859,839
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 1.619                 716,907
                                                                                  1.392                 660,907
                                                                                  1.385                 491,913
                                                                                  1.246                 394,125
                                                                                  1.035                 319,485
                                                                                  1.538                 261,420
                                                                                  1.433                      --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 1.461                 743,262
                                                                                  1.238                 733,633
                                                                                  1.419                 630,946
                                                                                  1.316               6,136,197
                                                                                  1.026               6,084,847
                                                                                  1.776               6,603,147
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *..................... 1.204                      --
                                                                                  0.994                      --
                                                                                  1.086                      --
                                                                                  0.938              16,663,530
                                                                                  0.670              16,740,537
                                                                                  1.127              18,165,029
                                                                                  1.062              18,132,926
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *..................... 1.183                 934,800
                                                                                  0.979                 987,500
                                                                                  1.072                 898,878
                                                                                  0.928                 805,882
                                                                                  0.666                 789,509
                                                                                  1.123                 599,658
                                                                                  1.060                      --
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 1.664               1,066,959
                                                                                  1.435               1,050,892
                                                                                  1.500                 973,326
                                                                                  1.186               8,016,780
                                                                                  0.944               7,650,046
                                                                                  1.423               7,521,631
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08).................. 1.878                  79,055
                                                                                  1.587                  76,179
                                                                                  1.614                  26,469
                                                                                  1.386                 298,300
                                                                                  0.972                 142,107
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 1.485               1,418,389
                                                                                  1.285               1,373,038
                                                                                  1.271               1,281,693
                                                                                  0.947               2,918,179
                                                                                  0.685               2,800,320
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 1.220                      --
                                                                                  1.170               1,103,065
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 1.326                 558,437
                                                                                  1.284                 480,144
                                                                                  1.219                 414,070
                                                                                  1.154               2,178,183
                                                                                  1.108               1,975,493
                                                                                  1.113               1,971,396
                                                                                  1.068               1,682,086
Money Market Portfolio
 Money Market Subaccount (9/98).................................................. 1.043                      --
                                                                                  1.030                      --
                                                                                  1.004                      --

                                GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.150           1.220                      --
                                                                         2005   1.091           1.150                      --
                                                                         2004   1.000           1.091                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)........ 2007   1.005           1.030                      --
                                                                         2006   1.001           1.005                      --
                                                                         2005   1.000           1.001                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)........ 2009   1.214           1.260                      --
                                                                         2008   1.162           1.214               2,087,470
                                                                         2007   1.072           1.162               1,285,462
                                                                         2006   1.035           1.072                      --
                                                                         2005   1.014           1.035                      --
                                                                         2004   1.000           1.014                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................ 2008   1.504           1.401                      --
                                                                         2007   1.367           1.504                   2,257
                                                                         2006   1.235           1.367                      --
                                                                         2005   1.155           1.235                      --
                                                                         2004   1.000           1.155                      --
 Putnam VT International Equity Subaccount (Class IB) (7/01)............ 2007   1.660           1.805                      --
                                                                         2006   1.304           1.660                      --
                                                                         2005   1.165           1.304                      --
                                                                         2004   1.000           1.165                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................. 2007   1.484           1.591                      --
                                                                         2006   1.269           1.484                      --
                                                                         2005   1.189           1.269                      --
                                                                         2004   1.000           1.189                      --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   1.221           1.306                      --
                                                                         2005   1.127           1.221                      --
                                                                         2004   1.000           1.127                      --
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.045           1.118                      --
                                                                         2005   1.044           1.045                      --
                                                                         2004   1.000           1.044                      --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   1.281           1.405                      --
                                                                         2005   1.143           1.281               3,620,205
                                                                         2004   1.000           1.143               2,900,688
 Travelers Equity Income Subaccount (7/97).............................. 2006   1.149           1.212                      --
                                                                         2005   1.103           1.149                      --
                                                                         2004   1.000           1.103                      --
 Travelers Federated High Yield Subaccount (10/97)...................... 2006   1.072           1.104                      --
                                                                         2005   1.048           1.072                      --
                                                                         2004   1.000           1.048                      --
 Travelers Federated Stock Subaccount (7/97)............................ 2006   1.161           1.207                      --
                                                                         2005   1.106           1.161                      --
                                                                         2004   1.000           1.106                      --
 Travelers Large Cap Subaccount (7/97).................................. 2006   1.194           1.235                      --
                                                                         2005   1.102           1.194                      --
                                                                         2004   1.000           1.102                      --
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.298           1.384                      --
                                                                         2005   1.162           1.298                      --
                                                                         2004   1.000           1.162                      --
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)...................... 2006   1.201           1.276                      --
                                                                         2005   1.169           1.201                      --
                                                                         2004   1.000           1.169                      --
 Travelers MFS(R) Total Return Subaccount (3/97)........................ 2006   1.105           1.146                      --
                                                                         2005   1.077           1.105               1,904,939
                                                                         2004   1.000           1.077               1,537,962
 Travelers MFS(R) Value Subaccount (5/04)............................... 2006   1.185           1.286                      --
                                                                         2005   1.116           1.185                      --
                                                                         2004   1.000           1.116                      --
 Travelers Mondrian International Stock Subaccount (8/97)............... 2006   1.261           1.455                      --

                                 GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2005   1.155           1.261                      --
                                                                          2004   1.000           1.155                      --
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.173           1.250                      --
                                                                          2005   1.110           1.173                 534,077
                                                                          2004   1.000           1.110                 558,000
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.010           1.068                      --
                                                                          2005   1.000           1.010                      --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.102           1.117                      --
                                                                          2005   1.066           1.102                 569,192
                                                                          2004   1.000           1.066                 331,070
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.022           1.016                      --
                                                                          2005   1.008           1.022               1,286,039
                                                                          2004   1.000           1.008               1,546,414
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.127           1.181                      --
                                                                          2005   1.108           1.127              14,030,052
                                                                          2004   1.000           1.108              15,242,832
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.032           1.193                      --
                                                                          2005   1.000           1.032                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.036                      --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.057           1.023                      --
                                                                          2005   1.016           1.057               2,083,980
                                                                          2004   1.000           1.016               1,851,528
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03).................... 2009   0.837           0.815                      --
                                                                          2008   1.308           0.837                 136,665
                                                                          2007   1.343           1.308                 100,903
                                                                          2006   1.161           1.343                      --
                                                                          2005   1.118           1.161                      --
                                                                          2004   1.000           1.118                      --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.806           0.829                      --
                                                                          2008   1.420           0.806                  15,858
                                                                          2007   1.267           1.420                  14,071
                                                                          2006   1.190           1.267                      --
                                                                          2005   1.106           1.190                      --
                                                                          2004   1.000           1.106                      --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2012   1.512           1.718                 275,677
                                                                          2011   1.635           1.512                 271,162
                                                                          2010   1.398           1.635                 251,649
                                                                          2009   0.876           1.398                 265,265
                                                                          2008   1.584           0.876                 240,931
                                                                          2007   1.600           1.584                 233,963
                                                                          2006   1.387           1.600                      --
                                                                          2005   1.194           1.387                      --
                                                                          2004   1.000           1.194                      --





                        GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.082
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................ 2006   0.820
                                                                              2005   0.786
                                                                              2004   0.753
                                                                              2003   0.610
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (7/03).... 2008   0.887



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.160                    --
                                                                              1.082                98,980
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................ 0.862                    --
                                                                              0.820                99,039
                                                                              0.786                86,354
                                                                              0.753                62,575
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (7/03).... 0.847                    --

GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)                   UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                           2007   0.771           0.887                  70,008
                                                                           2006   0.761           0.771                  70,659
                                                                           2005   0.716           0.761                  63,792
                                                                           2004   0.679           0.716                  52,461
                                                                           2003   0.542           0.679                  44,736
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2012   1.421           1.719                  84,267
                                                                           2011   1.580           1.421                  85,429
                                                                           2010   1.432           1.580                  65,853
                                                                           2009   1.020           1.432                  54,642
                                                                           2008   1.677           1.020                  45,655
                                                                           2007   1.479           1.677                  36,814
                                                                           2006   1.244           1.479                  21,804
                                                                           2005   1.105           1.244                   8,933
                                                                           2004   1.000           1.105                   4,183
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2012   1.268           1.475                 109,157
                                                                           2011   1.342           1.268                 129,610
                                                                           2010   1.145           1.342                 109,771
                                                                           2009   0.832           1.145                  77,057
                                                                           2008   1.505           0.832                  55,973
                                                                           2007   1.357           1.505                  40,623
                                                                           2006   1.247           1.357                  25,278
                                                                           2005   1.087           1.247                  11,246
                                                                           2004   1.000           1.087                   1,982
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2012   1.126           1.305                 155,654
                                                                           2011   1.162           1.126                 162,036
                                                                           2010   1.056           1.162                 152,334
                                                                           2009   0.815           1.056                 118,071
                                                                           2008   1.329           0.815                  97,515
                                                                           2007   1.282           1.329                  63,299
                                                                           2006   1.127           1.282                  47,535
                                                                           2005   1.079           1.127                  36,452
                                                                           2004   1.000           1.079                  31,224
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)......................................... 2006   2.183           2.162                      --
                                                                           2005   1.871           2.183               1,911,719
                                                                           2004   1.586           1.871               2,228,849
                                                                           2003   1.286           1.586               2,197,793
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)................... 2007   2.918           3.060                      --
                                                                           2006   2.231           2.918                  15,151
                                                                           2005   1.766           2.231                   9,868
                                                                           2004   1.432           1.766                   9,802
                                                                           2003   1.016           1.432                   6,414
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)..................... 2006   2.479           3.246                      --
                                                                           2005   2.343           2.479                  97,716
                                                                           2004   1.807           2.343                 117,011
                                                                           2003   1.366           1.807                  51,297
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)....... 2012   2.771           3.115                  49,292
                                                                           2011   2.845           2.771                  44,238
                                                                           2010   2.179           2.845                  38,914
                                                                           2009   1.675           2.179                  34,155
                                                                           2008   2.419           1.675                  43,453
                                                                           2007   2.625           2.419                  43,029
                                                                           2006   2.289           2.625                  40,016
                                                                           2005   2.119           2.289                  38,677
                                                                           2004   1.767           2.119                  43,068
                                                                           2003   1.261           1.767                  28,321
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).............. 2008   1.324           1.269                      --
                                                                           2007   1.253           1.324                 363,261
                                                                           2006   1.089           1.253                 347,700
                                                                           2005   1.057           1.089                 293,073
                                                                           2004   1.020           1.057                 313,740
                                                                           2003   0.852           1.020                 254,668
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)........ 2008   1.615           1.526                      --

                      GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2007   1.839
                                                                                      2006   1.796
                                                                                      2005   1.719
                                                                                      2004   1.564
                                                                                      2003   1.203
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
                                                                                      2007   1.539
                                                                                      2006   1.399
                                                                                      2005   1.215
                                                                                      2004   1.069
                                                                                      2003   0.845
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
                                                                                      2007   1.271
                                                                                      2006   1.131
                                                                                      2005   0.949
                                                                                      2004   0.950
                                                                                      2003   0.770
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2012   1.503
                                                                                      2011   1.464
                                                                                      2010   1.303
                                                                                      2009   0.917
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2012   2.074
                                                                                      2011   2.356
                                                                                      2010   1.857
                                                                                      2009   1.346
                                                                                      2008   2.258
                                                                                      2007   1.983
                                                                                      2006   1.788
                                                                                      2005   1.534
                                                                                      2004   1.247
                                                                                      2003   0.914
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)......................... 2006   1.456
                                                                                      2005   1.334
                                                                                      2004   1.200
                                                                                      2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2012   1.906
                                                                                      2011   2.295
                                                                                      2010   1.977
                                                                                      2009   1.160
                                                                                      2008   2.486
                                                                                      2007   1.956
                                                                                      2006   1.547
                                                                                      2005   1.230
                                                                                      2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 2012   1.287
                                                                                      2011   1.459
                                                                                      2010   1.363
                                                                                      2009   1.008
                                                                                      2008   1.712
                                                                                      2007   1.503
                                                                                      2006   1.253
                                                                                      2005   1.153
                                                                                      2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)...................... 2006   1.206



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.615                 164,568
                                                                                      1.839                 196,574
                                                                                      1.796                 209,178
                                                                                      1.719                 308,645
                                                                                      1.564                 260,010
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 1.711                 120,704
                                                                                      1.493                 133,212
                                                                                      1.556                 209,389
                                                                                      1.348                 214,758
                                                                                      1.008                 282,048
                                                                                      1.782                 288,948
                                                                                      1.539                 234,945
                                                                                      1.399                 133,024
                                                                                      1.215                  80,933
                                                                                      1.069                  42,292
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
                                                                                      1.339                  15,556
                                                                                      1.271                   8,865
                                                                                      1.131                   5,565
                                                                                      0.949                  12,403
                                                                                      0.950                  16,388
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
 Fidelity VIP Growth Subaccount (Initial Class) (11/97)
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 1.695                  52,953
                                                                                      1.503                  58,445
                                                                                      1.464                  68,416
                                                                                      1.303                  64,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2.345                 121,079
                                                                                      2.074                 126,174
                                                                                      2.356                 184,734
                                                                                      1.857                 181,117
                                                                                      1.346                 162,285
                                                                                      2.258                 151,413
                                                                                      1.983                 178,427
                                                                                      1.788                 182,486
                                                                                      1.534                  90,732
                                                                                      1.247                  55,766
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)......................... 1.701                      --
                                                                                      1.456                   7,543
                                                                                      1.334                   5,052
                                                                                      1.200                   2,581
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04).......... 2.129                  22,903
                                                                                      1.906                  54,704
                                                                                      2.295                  53,879
                                                                                      1.977                  50,596
                                                                                      1.160                  49,087
                                                                                      2.486                  53,670
                                                                                      1.956                  59,079
                                                                                      1.547                  18,275
                                                                                      1.230                   5,761
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)..................... 1.502                  29,663
                                                                                      1.287                  86,855
                                                                                      1.459                  90,670
                                                                                      1.363                  78,947
                                                                                      1.008                  74,098
                                                                                      1.712                  54,244
                                                                                      1.503                  61,918
                                                                                      1.253                  43,325
                                                                                      1.153                   6,608
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)...................... 1.450                      --

                    GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   1.122
                                                                                  2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   1.957
                                                                                  2005   1.957
                                                                                  2004   1.823
                                                                                  2003   1.430
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.127
                                                                                  2005   1.060
                                                                                  2004   0.992
                                                                                  2003   0.884
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
                                                                                  2007   1.069
                                                                                  2006   0.956
                                                                                  2005   0.864
                                                                                  2004   0.727
                                                                                  2003   0.546
 Janus Aspen Worldwide Subaccount (Service Shares) (7/01)........................ 2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
                                                                                  2007   0.938
                                                                                  2006   0.805
                                                                                  2005   0.773
                                                                                  2004   0.749
                                                                                  2003   0.614
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.153
                                                                                  2005   1.123
                                                                                  2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.968
                                                                                  2006   0.913
                                                                                  2005   0.870
                                                                                  2004   0.857
                                                                                  2003   0.647
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
                                                                                  2006   0.998
                                                                                  2005   0.906
                                                                                  2004   0.835
                                                                                  2003   0.629
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2012   1.195
                                                                                  2011   1.180
                                                                                  2010   1.061
                                                                                  2009   0.880
                                                                                  2008   1.262
                                                                                  2007   1.179
                                                                                  2006   1.041
                                                                                  2005   1.011
                                                                                  2004   0.941
                                                                                  2003   0.765
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.919



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.206                 28,503
                                                                                  1.122                  8,964
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2.003                     --
                                                                                  1.957                100,315
                                                                                  1.957                138,305
                                                                                  1.823                110,217
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 1.165                     --
                                                                                  1.127                 81,014
                                                                                  1.060                 65,970
                                                                                  0.992                 53,105
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
                                                                                  1.284                129,806
                                                                                  1.069                101,889
                                                                                  0.956                 83,501
                                                                                  0.864                 61,510
                                                                                  0.727                 42,656
 Janus Aspen Worldwide Subaccount (Service Shares) (7/01)........................ 0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
                                                                                  1.012                118,666
                                                                                  0.938                 99,991
                                                                                  0.805                 77,901
                                                                                  0.773                 67,791
                                                                                  0.749                 41,629
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.297                     --
                                                                                  1.153                  1,394
                                                                                  1.123                     --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.031                     --
                                                                                  0.968                 35,386
                                                                                  0.913                 28,786
                                                                                  0.870                 20,968
                                                                                  0.857                 13,898
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
                                                                                  1.072                 63,436
                                                                                  0.998                 52,977
                                                                                  0.906                 39,325
                                                                                  0.835                 24,633
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 1.368                 12,209
                                                                                  1.195                 10,802
                                                                                  1.180                  9,949
                                                                                  1.061                  9,833
                                                                                  0.880                 18,070
                                                                                  1.262                 33,910
                                                                                  1.179                 35,956
                                                                                  1.041                 31,724
                                                                                  1.011                 25,228
                                                                                  0.941                 18,299
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 0.999                     --

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2010   0.832
                                                                                   2009   0.690
                                                                                   2008   0.979
                                                                                   2007   0.932
                                                                                   2006   0.800
                                                                                   2005   0.813
                                                                                   2004   0.796
                                                                                   2003   0.653
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 2012   1.331
                                                                                   2011   1.250
                                                                                   2010   1.128
                                                                                   2009   0.930
                                                                                   2008   1.449
                                                                                   2007   1.440
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 2012   1.062
                                                                                   2011   1.147
                                                                                   2010   0.997
                                                                                   2009   0.781
                                                                                   2008   1.247
                                                                                   2007   1.247
                                                                                   2006   1.082
                                                                                   2005   1.046
                                                                                   2004   0.979
                                                                                   2003   0.716
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 2012   1.483
                                                                                   2011   1.512
                                                                                   2010   1.395
                                                                                   2009   0.993
                                                                                   2008   1.604
                                                                                   2007   1.543
                                                                                   2006   1.494
                                                                                   2005   1.439
                                                                                   2004   1.452
                                                                                   2003   0.997
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.700
                                                                                   2011   1.641
                                                                                   2010   1.518
                                                                                   2009   1.235
                                                                                   2008   1.944
                                                                                   2007   1.896
                                                                                   2006   1.624
                                                                                   2005   1.544
                                                                                   2004   1.418
                                                                                   2003   1.085
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 2012   1.333
                                                                                   2011   1.332
                                                                                   2010   1.078
                                                                                   2009   0.765
                                                                                   2008   1.307
                                                                                   2007   1.204
                                                                                   2006   1.082
                                                                                   2005   1.045
                                                                                   2004   0.919
                                                                                   2003   0.625
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 2009   0.663
                                                                                   2008   1.074
                                                                                   2007   1.037
                                                                                   2006   0.913
                                                                                   2005   0.887
                                                                                   2004   0.815
                                                                                   2003   0.647
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)........................................................................... 2011   1.028
                                                                                   2010   1.004
                                                                                   2009   0.791
                                                                                   2008   1.415
                                                                                   2007   1.349
                                                                                   2006   1.085
                                                                                   2005   0.984
                                                                                   2004   0.846
                                                                                   2003   0.672



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   0.919                 91,051
                                                                                   0.832                 83,702
                                                                                   0.690                 99,041
                                                                                   0.979                 98,986
                                                                                   0.932                 89,784
                                                                                   0.800                 76,474
                                                                                   0.813                 59,784
                                                                                   0.796                 47,024
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 1.500                 92,498
                                                                                   1.331                116,186
                                                                                   1.250                 39,025
                                                                                   1.128                 42,471
                                                                                   0.930                 39,244
                                                                                   1.449                 46,869
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 1.205                233,310
                                                                                   1.062                238,079
                                                                                   1.147                226,004
                                                                                   0.997                249,234
                                                                                   0.781                254,177
                                                                                   1.247                268,175
                                                                                   1.247                 77,149
                                                                                   1.082                 65,171
                                                                                   1.046                 50,470
                                                                                   0.979                 36,529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)......... 1.762                 59,038
                                                                                   1.483                 62,707
                                                                                   1.512                 81,645
                                                                                   1.395                 96,714
                                                                                   0.993                 92,139
                                                                                   1.604                 91,748
                                                                                   1.543                 80,092
                                                                                   1.494                 89,255
                                                                                   1.439                120,657
                                                                                   1.452                 92,876
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 1.954                109,620
                                                                                   1.700                121,660
                                                                                   1.641                147,142
                                                                                   1.518                151,067
                                                                                   1.235                157,063
                                                                                   1.944                176,465
                                                                                   1.896                 99,277
                                                                                   1.624                100,824
                                                                                   1.544                105,464
                                                                                   1.418                 92,019
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)......... 1.572                 40,878
                                                                                   1.333                 38,525
                                                                                   1.332                 39,688
                                                                                   1.078                 68,765
                                                                                   0.765                 58,207
                                                                                   1.307                 70,682
                                                                                   1.204                 26,278
                                                                                   1.082                 20,740
                                                                                   1.045                 15,275
                                                                                   0.919                  7,411
 LMPVET Equity Index Subaccount (Class II) (5/99)................................. 0.646                     --
                                                                                   0.663                138,819
                                                                                   1.074                116,547
                                                                                   1.037                105,163
                                                                                   0.913                353,048
                                                                                   0.887                365,342
                                                                                   0.815                325,863
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)........................................................................... 1.107                     --
                                                                                   1.028                120,547
                                                                                   1.004                117,401
                                                                                   0.791                116,334
                                                                                   1.415                108,407
                                                                                   1.349                 98,761
                                                                                   1.085                127,139
                                                                                   0.984                139,310
                                                                                   0.846                134,562

                   GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........ 2012   1.841
                                                                                2011   1.865
                                                                                2010   1.685
                                                                                2009   1.390
                                                                                2008   1.882
                                                                                2007   1.720
                                                                                2006   1.618
                                                                                2005   1.570
                                                                                2004   1.497
                                                                                2003   1.177
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 2011   1.008
                                                                                2010   0.935
                                                                                2009   0.807
                                                                                2008   1.037
                                                                                2007   1.036
                                                                                2006   1.009
                                                                                2005   0.998
                                                                                2004   1.000
                                                                                2003   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96).................. 2012   1.853
                                                                                2011   1.833
                                                                                2010   1.592
                                                                                2009   1.009
                                                                                2008   1.460
                                                                                2007   1.474
                                                                                2006   1.346
                                                                                2005   1.329
                                                                                2004   1.219
                                                                                2003   0.968
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................. 2010   1.293
                                                                                2009   1.307
                                                                                2008   1.291
                                                                                2007   1.247
                                                                                2006   1.207
                                                                                2005   1.189
                                                                                2004   1.194
                                                                                2003   1.202
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................... 2007   2.106
                                                                                2006   1.806
                                                                                2005   1.759
                                                                                2004   1.645
                                                                                2003   1.199
 LMPVPI Total Return Subaccount (Class I) (9/98)............................... 2007   1.404
                                                                                2006   1.264
                                                                                2005   1.239
                                                                                2004   1.154
                                                                                2003   1.009
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).................................... 2007   1.780
                                                                                2006   1.525
                                                                                2005   1.451
                                                                                2004   1.328
                                                                                2003   1.055
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............. 2007   1.281
                                                                                2006   1.149
                                                                                2005   1.110
                                                                                2004   0.973
                                                                                2003   0.694
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).................... 2007   1.306
                                                                                2006   1.128
                                                                                2005   1.107
                                                                                2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)........................ 2007   1.374



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Investment Counsel Variable Social Awareness Subaccount (10/96)........ 2.012                314,990
                                                                                1.841                319,925
                                                                                1.865                659,896
                                                                                1.685                680,013
                                                                                1.390                679,310
                                                                                1.882                769,082
                                                                                1.720                757,675
                                                                                1.618                716,575
                                                                                1.570                657,162
                                                                                1.497                527,715
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 0.997                     --
                                                                                1.008                     --
                                                                                0.935                     --
                                                                                0.807                     --
                                                                                1.037                     --
                                                                                1.036                     --
                                                                                1.009                     --
                                                                                0.998                     --
                                                                                1.000                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96).................. 2.156                 30,343
                                                                                1.853                 28,211
                                                                                1.833                 28,165
                                                                                1.592                 28,625
                                                                                1.009                 25,296
                                                                                1.460                 34,413
                                                                                1.474                 76,861
                                                                                1.346                 77,954
                                                                                1.329                 98,700
                                                                                1.219                 84,977
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................. 1.288                     --
                                                                                1.293                797,136
                                                                                1.307                721,587
                                                                                1.291                475,987
                                                                                1.247                576,158
                                                                                1.207                568,405
                                                                                1.189                620,598
                                                                                1.194                697,628
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).................................... 2.212                     --
                                                                                2.106                 98,927
                                                                                1.806                112,801
                                                                                1.759                113,026
                                                                                1.645                 95,745
 LMPVPI Total Return Subaccount (Class I) (9/98)............................... 1.446                     --
                                                                                1.404                 50,357
                                                                                1.264                 47,333
                                                                                1.239                 57,649
                                                                                1.154                 48,083
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).................................... 1.873                     --
                                                                                1.780                 96,421
                                                                                1.525                101,024
                                                                                1.451                260,880
                                                                                1.328                279,208
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)............. 1.368                     --
                                                                                1.281                 20,231
                                                                                1.149                 16,271
                                                                                1.110                 10,172
                                                                                0.973                  9,880
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).................... 1.359                     --
                                                                                1.306                    331
                                                                                1.128                    331
                                                                                1.107                     --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)........................ 1.516                     --

                      GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2006   1.240
                                                                                     2005   1.161
                                                                                     2004   1.000
Managed Assets Trust
 Managed Assets Trust (3/97)........................................................ 2006   1.845
                                                                                     2005   1.800
                                                                                     2004   1.666
                                                                                     2003   1.384
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2008   2.445
                                                                                     2007   2.335
                                                                                     2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2012   1.841
                                                                                     2011   1.817
                                                                                     2010   1.584
                                                                                     2009   1.089
                                                                                     2008   1.454
                                                                                     2007   1.433
                                                                                     2006   1.357
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......................... 2007   1.365
                                                                                     2006   1.287
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......................... 2012   1.148
                                                                                     2011   1.161
                                                                                     2010   1.045
                                                                                     2009   0.888
                                                                                     2008   1.435
                                                                                     2007   1.421
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2012   0.849
                                                                                     2011   0.908
                                                                                     2010   0.791
                                                                                     2009   0.593
                                                                                     2008   1.028
                                                                                     2007   1.223
                                                                                     2006   1.003
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)............................ 2012   1.064
                                                                                     2011   1.199
                                                                                     2010   1.016
                                                                                     2009   0.798
                                                                                     2008   1.080
                                                                                     2007   1.105
                                                                                     2006   1.035
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2012   0.959
                                                                                     2011   0.992
                                                                                     2010   0.896
                                                                                     2009   0.702
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2012   0.888
                                                                                     2011   0.944
                                                                                     2010   0.843
                                                                                     2009   0.637
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2012   1.006
                                                                                     2011   1.017
                                                                                     2010   0.937
                                                                                     2009   0.770
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2012   1.222
                                                                                     2011   1.440
                                                                                     2010   1.250
                                                                                     2009   0.815
                                                                                     2008   1.392
                                                                                     2007   1.422
                                                                                     2006   1.288
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2012   1.270



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.374                    151
                                                                                     1.240                    151
                                                                                     1.161                     --
Managed Assets Trust
 Managed Assets Trust (3/97)........................................................ 1.906                     --
                                                                                     1.845                403,436
                                                                                     1.800                550,241
                                                                                     1.666                493,913
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2.359                     --
                                                                                     2.445                 85,888
                                                                                     2.335                 92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2.124                148,831
                                                                                     1.841                152,276
                                                                                     1.817                184,386
                                                                                     1.584                185,304
                                                                                     1.089                181,264
                                                                                     1.454                178,313
                                                                                     1.433                     --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......................... 1.433                     --
                                                                                     1.365                 14,327
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......................... 1.287                 25,085
                                                                                     1.148                 31,214
                                                                                     1.161                 28,934
                                                                                     1.045                 26,056
                                                                                     0.888                 23,421
                                                                                     1.435                 19,575
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.058                165,001
                                                                                     0.849                214,722
                                                                                     0.908                263,805
                                                                                     0.791                243,514
                                                                                     0.593                248,206
                                                                                     1.028                213,355
                                                                                     1.223                224,234
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)............................ 1.214                 11,860
                                                                                     1.064                 12,151
                                                                                     1.199                 12,115
                                                                                     1.016                 10,625
                                                                                     0.798                 10,544
                                                                                     1.080                     --
                                                                                     1.105                     --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.074                 41,987
                                                                                     0.959                 25,097
                                                                                     0.992                 75,423
                                                                                     0.896                 66,385
                                                                                     0.702                     --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.017                 45,760
                                                                                     0.888                 28,125
                                                                                     0.944                 43,396
                                                                                     0.843                 24,672
                                                                                     0.637                  3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.100                 39,818
                                                                                     1.006                 32,628
                                                                                     1.017                 26,388
                                                                                     0.937                 15,010
                                                                                     0.770                    145
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 1.562                 82,735
                                                                                     1.222                 61,776
                                                                                     1.440                 56,897
                                                                                     1.250                 42,289
                                                                                     0.815                 36,665
                                                                                     1.392                 29,024
                                                                                     1.422                 17,364
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 1.485                  4,547

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.297
                                                                                   2010   1.039
                                                                                   2009   0.784
                                                                                   2008   1.294
                                                                                   2007   1.177
                                                                                   2006   1.183
 MIST Janus Forty Subaccount (Class A) (4/06)..................................... 2012   2.299
                                                                                   2011   2.513
                                                                                   2010   2.321
                                                                                   2009   1.642
                                                                                   2008   2.861
                                                                                   2007   2.221
                                                                                   2006   2.162
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........ 2012   0.779
                                                                                   2011   0.763
                                                                                   2010   0.625
                                                                                   2009   0.476
                                                                                   2008   0.755
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).............. 2009   1.563
                                                                                   2008   2.118
                                                                                   2007   2.018
                                                                                   2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)......................... 2011   0.671
                                                                                   2010   0.634
                                                                                   2009   0.465
                                                                                   2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.................. 2012   2.963
                                                                                   2011   3.040
                                                                                   2010   2.516
                                                                                   2009   1.808
                                                                                   2008   3.007
                                                                                   2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2012   2.112
                                                                                   2011   2.041
                                                                                   2010   1.827
                                                                                   2009   1.350
                                                                                   2008   1.676
                                                                                   2007   1.589
                                                                                   2006   1.513
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07)....................... 2012   1.214
                                                                                   2011   1.277
                                                                                   2010   1.030
                                                                                   2009   0.825
                                                                                   2008   1.365
                                                                                   2007   1.500
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 2009   0.617
                                                                                   2008   1.090
                                                                                   2007   0.987
                                                                                   2006   0.997
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)..................... 2012   0.903
                                                                                   2011   1.053
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 2012   2.783
                                                                                   2011   3.456
                                                                                   2010   2.824
                                                                                   2009   1.691
                                                                                   2008   3.840
                                                                                   2007   3.041
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *................. 2012   1.151
                                                                                   2011   1.306
                                                                                   2010   1.187
                                                                                   2009   0.914
                                                                                   2008   1.607
                                                                                   2007   1.527
 MIST MLA Mid Cap Subaccount (Class A) (4/07)..................................... 2012   2.301



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.270                   3,694
                                                                                   1.297                   4,360
                                                                                   1.039                   3,637
                                                                                   0.784                   5,046
                                                                                   1.294                      --
                                                                                   1.177                      --
 MIST Janus Forty Subaccount (Class A) (4/06)..................................... 2.787                 699,447
                                                                                   2.299                 859,758
                                                                                   2.513               1,131,047
                                                                                   2.321               1,277,230
                                                                                   1.642               1,430,148
                                                                                   2.861               1,471,307
                                                                                   2.221               1,604,268
 MIST Legg Mason ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........ 0.913                  20,207
                                                                                   0.779                  22,183
                                                                                   0.763                   6,496
                                                                                   0.625                   3,644
                                                                                   0.476                      --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).............. 1.548                      --
                                                                                   1.563                 328,174
                                                                                   2.118                 315,159
                                                                                   2.018                 295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)......................... 0.714                      --
                                                                                   0.671                   2,362
                                                                                   0.634                   2,277
                                                                                   0.465                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.................. 3.429                 315,831
                                                                                   2.963                 406,829
                                                                                   3.040                 494,426
                                                                                   2.516                 570,598
                                                                                   1.808                 617,505
                                                                                   3.007                 680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...................... 2.359                   7,210
                                                                                   2.112                   8,728
                                                                                   2.041                  15,352
                                                                                   1.827                  12,783
                                                                                   1.350                  14,697
                                                                                   1.676                   9,769
                                                                                   1.589                   9,399
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07)....................... 1.374                  21,182
                                                                                   1.214                  16,045
                                                                                   1.277                  12,960
                                                                                   1.030                   5,966
                                                                                   0.825                   3,087
                                                                                   1.365                   1,316
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).................... 0.587                      --
                                                                                   0.617                  30,150
                                                                                   1.090                  32,511
                                                                                   0.987                  40,412
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)..................... 1.040                 258,006
                                                                                   0.903                 254,455
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).................. 3.272                  13,368
                                                                                   2.783                  11,908
                                                                                   3.456                  15,231
                                                                                   2.824                  12,933
                                                                                   1.691                  17,589
                                                                                   3.840                  17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *................. 1.325                  72,131
                                                                                   1.151                  84,500
                                                                                   1.306                  67,115
                                                                                   1.187                  76,705
                                                                                   0.914                  85,883
                                                                                   1.607                  55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/07)..................................... 2.398                  75,156

GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)                   UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                           2011   2.457           2.301                  75,624
                                                                           2010   2.019           2.457                  83,337
                                                                           2009   1.492           2.019                 100,690
                                                                           2008   1.085           1.492                 100,242
                                                                           2007   1.222           1.085                      --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2012   0.938           1.012                  40,501
                                                                           2011   1.021           0.938                  46,266
                                                                           2010   0.783           1.021                  45,006
                                                                           2009   0.504           0.783                  43,628
                                                                           2008   0.907           0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012   0.850           0.956                      --
                                                                           2011   0.870           0.850               1,216,956
                                                                           2010   0.803           0.870               1,393,892
                                                                           2009   0.565           0.803               1,500,889
                                                                           2008   1.007           0.565               1,805,287
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).......... 2012   1.364           1.472                   5,411
                                                                           2011   1.240           1.364                   1,650
                                                                           2010   1.163           1.240                   8,354
                                                                           2009   0.995           1.163                   2,466
                                                                           2008   1.080           0.995                      --
                                                                           2007   1.018           1.080                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2012   1.765           1.903                 342,357
                                                                           2011   1.733           1.765                 380,614
                                                                           2010   1.623           1.733                 382,898
                                                                           2009   1.453           1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2012   1.376           1.502                 158,327
                                                                           2011   1.460           1.376                 168,628
                                                                           2010   1.273           1.460                 164,021
                                                                           2009   1.041           1.273                 157,246
                                                                           2008   1.570           1.041                  69,902
                                                                           2007   1.515           1.570                  65,572
                                                                           2006   1.406           1.515                  51,249
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................... 2007   1.118           1.236                      --
                                                                           2006   1.060           1.118                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2012   2.174           2.395                  51,624
                                                                           2011   2.125           2.174                  59,778
                                                                           2010   1.920           2.125                  74,688
                                                                           2009   1.461           1.920                  93,983
                                                                           2008   1.658           1.461                  92,649
                                                                           2007   1.576           1.658                  85,230
                                                                           2006   1.518           1.576                  87,171
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2012   0.892           1.038                  74,605
                                                                           2011   0.941           0.892                  58,415
                                                                           2010   0.815           0.941                  52,391
                                                                           2009   0.697           0.815                  50,742
                                                                           2008   1.108           0.697                  51,170
                                                                           2007   1.080           1.108                  66,852
                                                                           2006   1.001           1.080                  52,799
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *......... 2012   1.166           1.358                 113,154
                                                                           2011   1.298           1.166                 133,300
                                                                           2010   1.097           1.298                 151,085
                                                                           2009   0.879           1.097                 143,498
                                                                           2008   1.269           0.879                 185,616
                                                                           2007   1.325           1.269                 152,474
                                                                           2006   1.297           1.325                     305
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)..................... 2012   1.445           1.691                  38,986
                                                                           2011   1.486           1.445                  34,231
                                                                           2010   1.310           1.486                  29,316
                                                                           2009   1.048           1.310                  27,458
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96)......... 2007   1.641           1.693                      --
                                                                           2006   1.593           1.641                 144,941
                                                                           2005   1.581           1.593                 171,443
                                                                           2004   1.531           1.581                 387,341
                                                                           2003   1.469           1.531                 307,206
 MetLife Investment International Stock Subaccount (Class I) (3/97)....... 2007   1.862           1.998                      --

                    GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2006   1.491
                                                                                  2005   1.318
                                                                                  2004   1.162
                                                                                  2003   0.905
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 2007   1.348
                                                                                  2006   1.213
                                                                                  2005   1.152
                                                                                  2004   1.061
                                                                                  2003   0.839
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 2007   1.775
                                                                                  2006   1.582
                                                                                  2005   1.494
                                                                                  2004   1.317
                                                                                  2003   0.933
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   2.069
                                                                                  2011   1.949
                                                                                  2010   1.862
                                                                                  2009   1.794
                                                                                  2008   1.715
                                                                                  2007   1.691
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   1.319
                                                                                  2011   1.380
                                                                                  2010   1.213
                                                                                  2009   0.824
                                                                                  2008   1.538
                                                                                  2007   1.294
                                                                                  2006   1.323
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.723
                                                                                  2011   1.638
                                                                                  2010   1.531
                                                                                  2009   1.417
                                                                                  2008   1.487
                                                                                  2007   1.417
                                                                                  2006   1.361
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   1.664
                                                                                  2011   1.624
                                                                                  2010   1.501
                                                                                  2009   1.296
                                                                                  2008   1.746
                                                                                  2007   1.729
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 2012   1.122
                                                                                  2011   1.114
                                                                                  2010   1.036
                                                                                  2009   0.945
                                                                                  2008   1.384
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   1.076
                                                                                  2011   1.197
                                                                                  2010   1.012
                                                                                  2009   0.802
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)............... 2009   2.027
                                                                                  2008   3.130
 MSF BlackRock Money Market Subaccount (Class A) (4/06).......................... 2012   1.193
                                                                                  2011   1.208
                                                                                  2010   1.224
                                                                                  2009   1.235
                                                                                  2008   1.216
                                                                                  2007   1.173
                                                                                  2006   1.145
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................. 2009   0.643
                                                                                  2008   1.089
                                                                                  2007   1.148
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 2012   1.067
                                                                                  2011   1.126
                                                                                  2010   1.019
                                                                                  2009   0.782
                                                                                  2008   1.264



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.862                 88,285
                                                                                  1.491                120,444
                                                                                  1.318                202,492
                                                                                  1.162                169,846
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)............. 1.408                     --
                                                                                  1.348                325,586
                                                                                  1.213                362,097
                                                                                  1.152                560,256
                                                                                  1.061                493,283
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)............. 1.773                     --
                                                                                  1.775                167,102
                                                                                  1.582                160,201
                                                                                  1.494                228,047
                                                                                  1.317                217,147
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2.122                 97,107
                                                                                  2.069                 94,698
                                                                                  1.949                 87,113
                                                                                  1.862                 74,362
                                                                                  1.794                 61,878
                                                                                  1.715                 70,324
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 1.444                211,548
                                                                                  1.319                198,483
                                                                                  1.380                213,606
                                                                                  1.213                209,357
                                                                                  0.824                214,108
                                                                                  1.538                197,240
                                                                                  1.294                209,002
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 1.828                149,848
                                                                                  1.723                172,061
                                                                                  1.638                200,641
                                                                                  1.531                276,815
                                                                                  1.417                253,364
                                                                                  1.487                280,087
                                                                                  1.417                263,661
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 1.846                430,541
                                                                                  1.664                459,023
                                                                                  1.624                573,368
                                                                                  1.501                739,755
                                                                                  1.296                355,777
                                                                                  1.746                349,898
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)....................... 1.262                  3,983
                                                                                  1.122                  2,090
                                                                                  1.114                     --
                                                                                  1.036                     --
                                                                                  0.945                     --
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.214                484,756
                                                                                  1.076                511,043
                                                                                  1.197                522,827
                                                                                  1.012                568,871
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class B) (4/08)............... 2.110                     --
                                                                                  2.027                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).......................... 1.177                 97,700
                                                                                  1.193                101,778
                                                                                  1.208                 82,960
                                                                                  1.224                 59,817
                                                                                  1.235                 69,646
                                                                                  1.216                 47,204
                                                                                  1.173                 29,607
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.................. 0.636                     --
                                                                                  0.643                128,473
                                                                                  1.089                109,318
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 1.188                443,884
                                                                                  1.067                410,888
                                                                                  1.126                423,913
                                                                                  1.019                417,916
                                                                                  0.782                408,659

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.747
                                                                                    2008   1.372
                                                                                    2007   1.337
                                                                                    2006   1.317
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2012   1.249
                                                                                    2011   1.350
                                                                                    2010   1.195
                                                                                    2009   0.995
                                                                                    2008   1.652
                                                                                    2007   1.608
                                                                                    2006   1.564
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 2012   0.950
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.844
                                                                                    2011   0.853
                                                                                    2010   0.776
                                                                                    2009   0.563
                                                                                    2008   0.849
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 2011   0.974
                                                                                    2010   0.853
                                                                                    2009   0.657
                                                                                    2008   1.118
                                                                                    2007   1.097
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 2012   1.219
                                                                                    2011   1.196
                                                                                    2010   1.101
                                                                                    2009   0.925
                                                                                    2008   1.095
                                                                                    2007   1.051
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 2012   1.147
                                                                                    2011   1.150
                                                                                    2010   1.044
                                                                                    2009   0.856
                                                                                    2008   1.105
                                                                                    2007   1.069
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 2012   1.070
                                                                                    2011   1.099
                                                                                    2010   0.984
                                                                                    2009   0.788
                                                                                    2008   1.118
                                                                                    2007   1.086
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 2012   0.992
                                                                                    2011   1.045
                                                                                    2010   0.923
                                                                                    2009   0.724
                                                                                    2008   1.131
                                                                                    2007   1.103
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2012   1.891
                                                                                    2011   1.881
                                                                                    2010   1.659
                                                                                    2009   1.331
                                                                                    2008   2.144
                                                                                    2007   2.161
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2012   2.128
                                                                                    2011   2.109
                                                                                    2010   1.945
                                                                                    2009   1.665
                                                                                    2008   2.171
                                                                                    2007   2.111
                                                                                    2006   1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.306



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.781                      --
                                                                                    0.747                 588,245
                                                                                    1.372                 544,538
                                                                                    1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.426                 246,063
                                                                                    1.249                 226,609
                                                                                    1.350                 223,988
                                                                                    1.195                 194,083
                                                                                    0.995                 198,176
                                                                                    1.652                 196,448
                                                                                    1.608                 201,863
 MSF Jennison Growth Subaccount (Class A) (4/12)................................... 0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.962                      --
                                                                                    0.844                  39,416
                                                                                    0.853                  59,441
                                                                                    0.776                  59,653
                                                                                    0.563                  65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)..................... 1.057                      --
                                                                                    0.974                 297,464
                                                                                    0.853                 235,664
                                                                                    0.657                 230,643
                                                                                    1.118                 182,529
                                                                                    1.097                  35,015
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................... 1.313                 487,443
                                                                                    1.219                 416,019
                                                                                    1.196                 351,068
                                                                                    1.101                 332,614
                                                                                    0.925                  59,992
                                                                                    1.095                  36,688
                                                                                    1.051                     384
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (2/06)....... 1.262                 476,914
                                                                                    1.147                 313,840
                                                                                    1.150                 265,434
                                                                                    1.044                 142,450
                                                                                    0.856                 102,061
                                                                                    1.105                  71,310
                                                                                    1.069                   8,556
 MSF MetLife Moderate Allocation Subaccount (Class B) (2/06)....................... 1.196               1,496,215
                                                                                    1.070               1,453,446
                                                                                    1.099               2,025,755
                                                                                    0.984               1,525,132
                                                                                    0.788                 853,929
                                                                                    1.118                 518,236
                                                                                    1.086                  27,519
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (2/06)......... 1.130                 253,815
                                                                                    0.992                 221,593
                                                                                    1.045                 195,363
                                                                                    0.923                 128,468
                                                                                    0.724                  88,977
                                                                                    1.131                  49,754
                                                                                    1.103                  28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................. 2.161                 735,441
                                                                                    1.891                 891,119
                                                                                    1.881               1,554,435
                                                                                    1.659               1,822,506
                                                                                    1.331               1,837,935
                                                                                    2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.339                 604,644
                                                                                    2.128                 664,709
                                                                                    2.109                 769,355
                                                                                    1.945                 804,617
                                                                                    1.665                 837,337
                                                                                    2.171                 807,111
                                                                                    2.111                 760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.503                   2,442

                     GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   1.312
                                                                                   2010   1.193
                                                                                   2009   1.000
                                                                                   2008   1.501
                                                                                   2007   1.413
                                                                                   2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   1.319
                                                                                   2011   1.527
                                                                                   2010   1.430
                                                                                   2009   1.126
                                                                                   2008   1.969
                                                                                   2007   2.017
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *...................... 2012   0.939
                                                                                   2011   1.037
                                                                                   2010   0.904
                                                                                   2009   0.652
                                                                                   2008   1.108
                                                                                   2007   1.055
                                                                                   2006   0.996
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *...................... 2012   0.925
                                                                                   2011   1.023
                                                                                   2010   0.894
                                                                                   2009   0.648
                                                                                   2008   1.104
                                                                                   2007   1.053
                                                                                   2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.134
                                                                                   2005   1.116
                                                                                   2004   1.119
                                                                                   2003   1.125
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.122
                                                                                   2005   1.075
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.993
                                                                                   2006   0.999
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.401



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.306                  15,183
                                                                                   1.312                  15,688
                                                                                   1.193                   2,671
                                                                                   1.000                   2,953
                                                                                   1.501                   2,337
                                                                                   1.413                     511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.540                  51,778
                                                                                   1.319                  54,300
                                                                                   1.527                  66,861
                                                                                   1.430                  69,826
                                                                                   1.126                  58,762
                                                                                   1.969                  53,552
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *...................... 1.126                 549,562
                                                                                   0.939                 730,186
                                                                                   1.037               1,097,209
                                                                                   0.904               1,526,194
                                                                                   0.652               1,630,843
                                                                                   1.108               1,593,176
                                                                                   1.055               1,844,071
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *...................... 1.106                  47,746
                                                                                   0.925                  45,722
                                                                                   1.023                  41,501
                                                                                   0.894                  37,899
                                                                                   0.648                  37,390
                                                                                   1.104                  24,182
                                                                                   1.053                   3,827
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 1.957                  66,734
                                                                                   1.704                  76,687
                                                                                   1.800                 102,370
                                                                                   1.437                 120,346
                                                                                   1.155                 118,331
                                                                                   1.760                 114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 1.630                  24,842
                                                                                   1.392                  17,990
                                                                                   1.429                  15,781
                                                                                   1.240                  11,048
                                                                                   0.878                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.098                 143,990
                                                                                   1.834                 157,641
                                                                                   1.831                 176,999
                                                                                   1.378                 163,816
                                                                                   1.007                 171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                      --
                                                                                   2.132                 115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.985                 200,692
                                                                                   1.942                 205,750
                                                                                   1.862                 212,057
                                                                                   1.780                 238,592
                                                                                   1.726                 250,086
                                                                                   1.752                 244,047
                                                                                   1.699                 250,537
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.145                      --
                                                                                   1.134                  22,097
                                                                                   1.116                  31,686
                                                                                   1.119                  30,849
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.186                      --
                                                                                   1.122                     925
                                                                                   1.075                   1,172
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.014                      --
                                                                                   0.993                      --
                                                                                   0.999                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.449                      --

                              GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                     2008   1.355           1.401                260,317
                                                                     2007   1.262           1.355                131,730
                                                                     2006   1.231           1.262                188,291
                                                                     2005   1.218           1.231                176,667
                                                                     2004   1.176           1.218                 99,924
                                                                     2003   1.134           1.176                 69,312
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)............ 2008   0.980           0.910                     --
                                                                     2007   0.900           0.980                 24,709
                                                                     2006   0.821           0.900                 21,340
                                                                     2005   0.775           0.821                 18,531
                                                                     2004   0.730           0.775                 16,954
                                                                     2003   0.560           0.730                 17,380
 Putnam VT International Equity Subaccount (Class IB) (7/01)........ 2007   1.417           1.535                     --
                                                                     2006   1.124           1.417                 46,362
                                                                     2005   1.015           1.124                 41,099
                                                                     2004   0.885           1.015                 38,089
                                                                     2003   0.697           0.885                 34,761
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)............. 2007   1.978           2.114                     --
                                                                     2006   1.708           1.978                112,489
                                                                     2005   1.617           1.708                 87,228
                                                                     2004   1.298           1.617                 99,131
                                                                     2003   0.879           1.298                 50,998
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............... 2006   0.936           0.997                     --
                                                                     2005   0.872           0.936                 33,734
                                                                     2004   0.829           0.872                 33,691
                                                                     2003   0.650           0.829                 19,681
 Travelers Convertible Securities Subaccount (8/99)................. 2006   1.418           1.513                     --
                                                                     2005   1.432           1.418                  8,176
                                                                     2004   1.364           1.432                  8,581
                                                                     2003   1.095           1.364                  8,119
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).............. 2006   2.239           2.448                     --
                                                                     2005   2.017           2.239                 94,671
                                                                     2004   1.755           2.017                188,652
                                                                     2003   1.329           1.755                139,688
 Travelers Equity Income Subaccount (7/97).......................... 2006   1.487           1.564                     --
                                                                     2005   1.442           1.487                185,477
                                                                     2004   1.330           1.442                303,955
                                                                     2003   1.027           1.330                278,983
 Travelers Federated High Yield Subaccount (10/97).................. 2006   1.322           1.357                     --
                                                                     2005   1.306           1.322                     --
                                                                     2004   1.199           1.306                 15,012
                                                                     2003   0.992           1.199                 14,823
 Travelers Federated Stock Subaccount (7/97)........................ 2006   1.528           1.584                     --
                                                                     2005   1.470           1.528                 19,053
                                                                     2004   1.347           1.470                 30,999
                                                                     2003   1.070           1.347                 25,490
 Travelers Large Cap Subaccount (7/97).............................. 2006   1.276           1.317                     --
                                                                     2005   1.190           1.276                181,605
                                                                     2004   1.132           1.190                190,428
                                                                     2003   0.920           1.132                139,745
 Travelers Mercury Large Cap Core Subaccount (10/98)................ 2006   1.211           1.287                     --
                                                                     2005   1.095           1.211                 11,733
                                                                     2004   0.957           1.095                 26,198
                                                                     2003   0.800           0.957                 29,144
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98).................. 2006   1.249           1.323                     --
                                                                     2005   1.228           1.249                192,771
                                                                     2004   1.090           1.228                229,344
                                                                     2003   0.806           1.090                194,788
 Travelers MFS(R) Total Return Subaccount (3/97).................... 2006   1.907           1.971                     --
                                                                     2005   1.877           1.907                696,378
                                                                     2004   1.706           1.877                728,163
                                                                     2003   1.483           1.706                578,646
 Travelers MFS(R) Value Subaccount (5/04)........................... 2006   1.180           1.276                     --

                                 GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2005   1.123           1.180                  3,791
                                                                          2004   1.000           1.123                     --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.120           1.288                     --
                                                                          2005   1.036           1.120                 20,031
                                                                          2004   0.907           1.036                 33,953
                                                                          2003   0.715           0.907                 35,395
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.324           1.406                     --
                                                                          2005   1.265           1.324                 74,740
                                                                          2004   1.153           1.265                 82,200
                                                                          2003   0.944           1.153                 75,413
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.006           1.060                     --
                                                                          2005   1.000           1.006                     --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.501           1.518                     --
                                                                          2005   1.467           1.501                140,375
                                                                          2004   1.340           1.467                119,798
                                                                          2003   1.135           1.340                126,594
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.373           1.361                     --
                                                                          2005   1.368           1.373                237,104
                                                                          2004   1.342           1.368                264,155
                                                                          2003   1.271           1.342                242,682
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.462           1.527                     --
                                                                          2005   1.452           1.462                368,572
                                                                          2004   1.334           1.452                445,637
                                                                          2003   1.020           1.334                428,053
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.027           1.183                     --
                                                                          2005   1.000           1.027                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.035                     --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.698           1.638                     --
                                                                          2005   1.649           1.698                317,572
                                                                          2004   1.574           1.649                343,548
                                                                          2003   1.552           1.574                319,796
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03).................... 2009   1.044           1.014                     --
                                                                          2008   1.648           1.044                 27,906
                                                                          2007   1.709           1.648                 26,405
                                                                          2006   1.492           1.709                 24,870
                                                                          2005   1.452           1.492                 27,721
                                                                          2004   1.253           1.452                 23,081
                                                                          2003   1.000           1.253                     --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.562           0.577                     --
                                                                          2008   1.000           0.562                 34,977
                                                                          2007   0.901           1.000                 48,019
                                                                          2006   0.855           0.901                 54,019
                                                                          2005   0.803           0.855                 46,501
                                                                          2004   0.784           0.803                 35,761
                                                                          2003   0.632           0.784                 22,230
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2012   1.906           2.145                 11,510
                                                                          2011   2.082           1.906                 12,686
                                                                          2010   1.799           2.082                 12,521
                                                                          2009   1.138           1.799                 12,850
                                                                          2008   2.079           1.138                  9,344
                                                                          2007   2.121           2.079                  9,954
                                                                          2006   1.857           2.121                 18,371
                                                                          2005   1.615           1.857                 16,116
                                                                          2004   1.401           1.615                 12,301
                                                                          2003   1.025           1.401                  9,541


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.


Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class A was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a name change, merger or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES




                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                       MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                  Invesco Comstock Portfolio- Class B
 Legg Mason ClearBridge Aggressive Growth                ClearBridge Aggressive Growth Portfolio- Class B
  Portfolio- Class B
 Dreman Small Cap Value Portfolio- Class A               JP Morgan Small Cap Value Portfolio- Class A
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index                   Barclays Aggregate Bond Index Portfolio- Class A
  Portfolio- Class A
 BlackRock Aggressive Growth Portfolio- Class D          Frontier Mid Cap Growth Portfolio- Class D
 BlackRock Legacy Large Cap Growth Portfolio- Class A    BlackRock Capital Appreciation Portfolio- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge VariableAggressive Growth        ClearBridge VariableAggressive Growth
  Portfolio- Class I                                     Portfolio- Class I
 Legg Mason ClearBridge Variable Fundamental All Cap     ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation            ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Equity Income Builder   ClearBridge Variable Equity Income Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Growth        ClearBridge Variable Large Cap Growth
  Portfolio- Class I                                     Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Value         ClearBridge Variable Large Cap Value Portfolio- Class
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
  Portfolio- Class I                                     Portfolio- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST                LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable High Income           Western Asset Variable High Income Portfolio
  Portfolio
JANUS ASPEN SERIES                                       JANUS ASPEN SERIES
 Worldwide Portfolio- Service Shares                     Global Research Portfolio- Service Shares

UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund




             FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
----------------------------------------------- ---------------------------------------------
METROPOLITAN SERIES FUND                        METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio- Class D            MFS(R) Value Portfolio- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio- Class A                 Neuberger Berman Genesis Portfolio- Class A
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio- Class B   Oppenheimer Global Equity Portfolio- Class B

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES



            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Services

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Taxes

       Independent Registered Public Accounting Firm

       Condensed Financial Statements

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio


   o   Western Asset Variable High Income Portfolio

   o   Barclays Aggregate Bond Index Portfolio


   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                      G-1